UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1: Report(s) to Shareholders.

Annual Report | December 31, 2022
Schwab Municipal Money Funds

Schwab California Municipal
Money Fund
Schwab New York Municipal
Money Fund

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Municipal Money Funds | Annual Report1

Schwab Municipal Money Funds
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the funds
covered in this report.
Dear Shareholder,
Financial markets faced a tough environment in 2022, coming under pressure due to rampant inflation, rising interest rates, and increasing geopolitical uncertainty. Focus shifted early in the year from the ongoing COVID-19 pandemic to Russia’s invasion of Ukraine in late-February. Inflation, already ticking up at the start of the year, accelerated in the face of spiking commodity prices exacerbated by the war in Ukraine. Central banks, led by the U.S. Federal Reserve, aggressively hiked interest rates to slow economic growth and curb inflation. The U.S. federal funds rate increased from near zero in January and February to over 4% by December, the most rapid increase since the early 1980s. U.S. economic growth slowed in the face of these challenges, with gross domestic product contracting during the first and second quarters of the year before rebounding into positive territory. Stocks and bonds declined sharply, with the S&P 500® Index, a bellwether for the overall U.S. equities market, posting its largest calendar year drop since the 2008 recession and the broad U.S. bond market, as measured by the Bloomberg US Aggregate Bond Index, suffering its steepest decline on record.
With stock and bond prices plunging, money market funds offered investors one of few safe havens available. Money market funds produced their strongest returns in years and investors relied on the funds as vehicles for capital preservation and daily liquidity. The Schwab Municipal Money Funds continue to focus on liquidity and stability to meet our clients’ ongoing needs. The funds benefit from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers.
In regulatory matters, the U.S. Securities and Exchange Commission (SEC) continued work on proposed reforms that could change the way that money market funds operate in the future. At this time, the adoption and implementation of the proposed money market regulatory reform remains subject to the SEC’s rulemaking and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes. As one of the largest money market fund managers in the industry, Schwab Asset Management continues to monitor and assess these proposals, and provide feedback to the SEC, as appropriate.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

“Financial markets faced a tough environment in 2022, coming under pressure due to rampant inflation, rising interest rates, and increasing geopolitical uncertainty.”
Past performance is no guarantee of future results.
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
2Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
State Investment Environment

California
California’s fiscal outlook has weakened as high inflation, rising interest rates, and stock market declines have slowed the state’s economy and impacted state tax revenues. Nevertheless, the state has significant flexibility to manage its budget in the near-term given increased financial reserves following several years of strong revenue growth.
California’s enacted fiscal 2023 budget (ending June 30, 2023) projected the state would collect $223 billion in revenue. The state’s most recent budget update lowered revenue estimates by 5% to $211 billion, largely reflecting a 6% downward adjustment in personal income taxes. Personal income taxes, its largest revenue source, may vary significantly from year to year given the state’s graduated income tax structure. The decline in the stock market in 2022 lowered capital gains tax expectations, while slower wage growth contributed to lower withholding taxes during the first half of fiscal 2023. Estimated sales taxes were also lowered by 3%, as high inflation and rising interest rates moderated consumer spending expectations. Spending under the enacted budget exceeded original revenue estimates by nearly $15 billion, as the state planned to use a portion of prior years’ surpluses to pay for one-time projects. The budget update widened the projected shortfall to $31 billion. Given very strong financial performance in recent years, however, the state anticipates it will still have a high level of reserves at fiscal 2023 year-end of over $52 billion.
In January 2023, Governor Newsom proposed a $224 billion budget for fiscal 2024, based on projected revenues of $211 billion and the drawdown of $13 billion in reserves. The state’s economy is assumed to slow but avoid a recession, leading to flat year-over-year revenue growth. The proposed budget trims spending by 5% compared to the enacted fiscal 2023 budget but continues to provide stable or increased funding for core services such as education. Funding for major multi-year program commitments remains largely intact, including expanded Medi-Cal coverage, investments in homeless housing, and initiatives to address climate change. The proposed budget anticipates the state will end fiscal 2024 with reserves of $40 billion, equal to nearly 18% of general fund spending.
The state’s revenues could be lower than projected if the United States enters a recession. The Governor is expected to issue a revised fiscal 2024 budget proposal in May 2023. The state has flexibility should its fiscal outlook deteriorate further given a significant amount of discretionary, one-time spending that could be cut or deferred and its high amount of budget reserves.
Local governments may reduce services if the state’s financial position weakens and state funding decreases. School districts could face a reduction in state aid as the Proposition 98 funding formula for K-14 education is tied to state revenues. However, the state is prohibited under the state constitution from reducing funding for school and community college districts below the Proposition 98 funding level. General obligation bonds issued by school and community college districts are paid from property taxes and would not be impacted by reductions in state aid. County tax collectors are required to set property tax levies sufficient to pay debt service on such bonds.
California’s job recovery continued in 2022, albeit at a slower pace than 2021. By October 2022, the state had recovered all 2.8 million jobs lost at the height of the COVID-19 pandemic. The state’s unemployment rate in November 2022 of 4.1% exceeded the U.S. average of 3.6% but was down from 5.8% in November 2021.
California’s credit quality is strong. At the end of the reporting period, the state’s general obligation ratings were AA- by S&P Global Ratings, Aa2 by Moody’s Investors Service, and AA by Fitch Ratings. S&P Global Ratings carries a positive outlook, while Moody’s Investor Services and Fitch Ratings maintain stable outlooks on their ratings.
Schwab Municipal Money Funds | Annual Report3

Schwab Municipal Money Funds
State Investment Environment (continued)

New York
New York State’s financial position is strong due to good revenue performance and disciplined spending despite a slow economic recovery from the COVID-19 pandemic. Strong tax collections and federal aid have helped New York generate operating surpluses the past three years.
While New York’s economy has mostly bounced back from the COVID-19 outbreak, its recovery somewhat lags the nation. Before the pandemic, New York’s unemployment rate tracked slightly above the nation, but since spring 2020, that gap has widened. The unemployment rate peaked at 16.5% in May 2020 compared to a peak of 14.7% nationally in April 2020. New York’s unemployment rate recovered to 4.3% by November 2022, which was still notably above the national rate of 3.6%. As of November 2022, New York had recovered 97% of the private sector jobs lost in March and April 2020 while the United States had recovered 101%.
New York’s current fiscal year (ending March 31, 2023) continues to benefit from the improved revenue landscape that began in fiscal 2022 despite the slower pace of recovery. When the Governor released her proposed fiscal 2024 budget, the State revised its projections for fiscal 2023. New York expects $5.9 billion more tax revenue than it estimated at its mid-year update. New York now anticipates an $8.7 billion general fund surplus due to the strong revenue performance and restrained spending despite a dramatic reduction in federal aid. The State plans to use the surplus to build balances and to pay down liabilities. It expects to end the year with a record general fund balance of $26.8 billion, net of funds set aside for settlements and tax credits, which is over 28% of expenses and $12 billion greater than fiscal 2022’s net balance.
The Governor’s proposed budget for the fiscal year beginning April 1, 2023, incorporates downward revisions to its revenues. Net tax revenues are expected to decrease nearly 2%, while spending, including transfers, is projected to grow by 13%. Spending priorities include helping the New York Metropolitan Transportation Authority, healthcare, and support for asylum seekers. The proposed budget would erode slightly its net general fund reserves by fiscal year end to a still strong $25.9 billion at the end of fiscal 2024, which is equal to a sound 24% of disbursements.
The State’s revenues could be lower than projected. If the United States enters a recession, New York could collect lower than expected revenues. The State’s mid-year budget updates provide an opportunity to adjust spending if revenues erode. This management and its very strong reserves provide financial flexibility.
New York local governments, including school districts, cities, and counties, have benefitted from positive economic trends and considerable federal COVID-19 aid. Like the State, cities and counties saw a very strong rebound in sales taxes in calendar 2022, surpassing pre-pandemic levels. The improving revenues could enable local governments to boost their reserves to cushion against possible economic stress.
New York State is a strong investment-grade credit due to its deep and diverse economy and its high personal wealth levels. The State’s general obligation debt is rated Aa1 by Moody’s Investors Services and AA+ by both Fitch Ratings and S&P Global Ratings. All three rating agencies maintain stable outlooks for the State, reflecting its sound governmental framework, solid revenue performance, and improved financial reserves.

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
4Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2000, Mr. Shaughnessy spent four years as a portfolio manager with Wells Capital Management, where he was responsible for managing the firm’s
California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.

Schwab Municipal Money Funds | Annual Report5

Schwab California Municipal Money Fund as of December 31, 2022

The Schwab California Municipal Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in money market securities from California issuers and from municipal (muni) agencies, U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, interest rates rose as a result of persistently high inflation stemming from a tight labor market, supply chain constraints, and high energy prices in the wake of the COVID-19 pandemic and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Given expectations of further rate hikes into 2023, along with persistently high—albeit declining in the second half of the year—inflation, longer-term bond and equity markets weakened, with the S&P 500® Index and Bloomberg US Aggregate Bond Index posting their worst calendar year returns in more than a decade. Higher yields caused a spike in demand for muni money market funds, though flows varied throughout the year, with assets rising more than 20% year-over-year as investors sought higher returns than those available elsewhere. The yield on the SIFMA Municipal Swap Index, a widely used benchmark for yields on floating-rate muni securities, rose sharply over the reporting period, beginning the year at 0.10% and ending it at 3.66%, near its high for the year.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. Over the reporting period, the European Central Bank raised its interest rate four times and the Bank of England raised its key official bank rate eight times. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target of its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In anticipation of the Fed’s short-term interest rate increases early in the reporting period, followed by the Fed’s subsequent actions, the fund’s weighted average maturity (WAM) was shortened, beginning the reporting period at 28 days and ending it at 22 days. The fund experienced a significant growth in assets as a result of high demand for muni money funds. This significant growth in assets coincided with a tight supply of muni money market securities. As a result, the fund periodically invested in some taxable securities during the reporting period.

Management views and portfolio holdings may have changed since the report date.
6Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Performance and Fund Facts as of December 31, 2022

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	22 Days

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
Schwab Municipal Money Funds | Annual Report7

Schwab California Municipal Money Fund
Performance and Fund Facts as of December 31, 2022 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab California Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWKXX	SCAXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	2.75%	2.90%
Seven-Day Yield (without waivers)[2]	2.72%	2.87%
Seven-Day Effective Yield (with waivers)[2]	2.78%	2.94%
Seven-Day Taxable Equivalent Effective Yield[2,3]	6.06%	6.40%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
3
Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
8Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund as of December 31, 2022

The Schwab New York Municipal Money Fund’s (the fund) goal is to seek current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in money market securities from New York issuers and from municipal (muni) agencies, U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, interest rates rose as a result of persistently high inflation stemming from a tight labor market, supply chain constraints, and high energy prices in the wake of COVID-19 and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Given expectations of further rate hikes into 2023, along with persistently high—albeit declining in the second half of the year—inflation, longer-term bond and equity markets weakened, with the S&P 500® Index and Bloomberg US Aggregate Bond Index posting their worst calendar year returns in more than a decade. Higher yields caused a spike in demand for muni money market funds, though flows varied throughout the year, with assets rising more than 20% year-over-year as investors sought higher returns than those available elsewhere. The yield on the SIFMA Municipal Swap Index, a widely used benchmark for yields on floating-rate muni securities, rose sharply over the reporting period, beginning the year at 0.10% and ending it at 3.66%, near its high for the year.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. Over the reporting period, the European Central Bank raised its interest rate four times and the Bank of England raised its key official bank rate eight times. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target of its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In anticipation of the Fed’s short-term interest rate increases early in the reporting period, followed by the Fed’s subsequent actions, the fund’s weighted average maturity (WAM) was shortened, beginning the reporting period at 28 days and ending it at 17 days. The fund experienced a significant growth in assets as a result of high demand for muni money funds. This significant growth in assets coincided with a tight supply of muni money market securities. As a result, the fund periodically invested in some taxable securities during the reporting period.

Management views and portfolio holdings may have changed since the report date.
Schwab Municipal Money Funds | Annual Report9

Schwab New York Municipal Money Fund
Performance and Fund Facts as of December 31, 2022

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	17 Days

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
10Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of December 31, 2022 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab New York Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWYXX	SNYXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	3.29%	3.44%
Seven-Day Yield (without waivers)[2]	3.26%	3.41%
Seven-Day Effective Yield (with waivers)[2]	3.34%	3.50%
Seven-Day Taxable Equivalent Effective Yield[2,3]	6.93%	7.25%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
3
Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective New York State personal income tax rate of 10.90%. Your tax rate may be different.
Schwab Municipal Money Funds | Annual Report11

Schwab Municipal Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2022 and held through December 31, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1]	BEGINNING ACCOUNT VALUE AT 7/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/22	EXPENSES PAID DURING PERIOD 7/1/22-12/31/22[2]
Schwab California Municipal Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,007.70	$1.72
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,008.50	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97
Schwab New York Municipal Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,008.30	$1.72
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,009.00	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by 365 days in the fiscal year.

12Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.00[2]	0.00[2]	0.01	0.01
Net realized and unrealized gains (losses)	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.01	0.00[2]	0.00[2]	0.01	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)[3]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.87%	0.03%	0.32%	1.10%	1.10%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.30%[4,5]	0.10%[5]	0.28%[5,6]	0.35%	0.35%
Gross operating expenses	0.35%[4]	0.35%	0.46%	0.49%	0.49%
Net investment income (loss)	0.92%	0.01%	0.37%	1.08%	1.12%
Net assets, end of period (x 1,000,000)	$2,604	$2,224	$3,405	$6,168	$5,526

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 5 for additional information).
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
Schwab Municipal Money Funds | Annual Report13

Schwab California Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.00[3]	0.00[3]
Net realized and unrealized gains (losses)	0.00[3]	0.00[3]	0.00[3]
Total from investment operations	0.01	0.00[3]	0.00[3]
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	0.99%	0.03%	0.01%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[5,6]	0.09%[6]	0.16%[6,7]
Gross operating expenses	0.20%[5]	0.20%	0.20%[7]
Net investment income (loss)	1.45%	0.01%	0.01%[7]
Net assets, end of period (x 1,000,000)	$5,456	$778	$375

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 5 for additional information).
[7]	Annualized.
See financial notes
14Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 85.1% OF NET ASSETS
CALIFORNIA 85.1%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/06/23	60,650,000	60,650,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.58%		01/06/23	10,175,000	10,175,000
M/F Housing RB (Lakeside Village) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.11%		01/06/23	3,100,000	3,100,000
RB (Sharp HealthCare) Series 2009C (LOC: TD BANK NA)	(a)	2.88%		01/06/23	11,190,000	11,190,000
RB (Sharp HealthCare) Series 2009C (LOC: TD BANK NA)	(a)	2.88%		01/06/23	19,835,000	19,835,000
RB (Sharp HealthCare) Series 2009D (LOC: TD BANK NA)	(a)	2.88%		01/06/23	17,090,000	17,090,000
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	(a)	3.71%		01/06/23	2,405,000	2,405,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)	(a)	3.71%		01/06/23	545,000	545,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)	(a)	3.71%		01/06/23	1,170,000	1,170,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	(a)	3.70%		01/06/23	550,000	550,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)	(a)	3.70%		01/06/23	1,305,000	1,305,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/06/23	5,500,000	5,500,000
Antelope Valley CCD
GO Bonds Series B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.71%		01/06/23	2,500,000	2,500,000
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	6,910,000	6,910,000
Bay Area Toll Auth
Sub Toll Bridge RB Series 2019S8 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.65%		01/06/23	2,650,000	2,650,000
Toll Bridge RB Series 2007A2 (LOC: MUFG BANK LTD)	(a)	3.20%		01/06/23	44,120,000	44,120,000
Toll Bridge RB Series 2007B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.08%		01/06/23	40,450,000	40,450,000
Toll Bridge RB Series 2007G1 (LOC: BANK OF AMERICA NA)	(a)	3.00%		01/06/23	2,200,000	2,200,000
Toll Bridge RB Series 2019A (LOC: BANK OF AMERICA NA)	(a)	3.15%		01/06/23	9,000,000	9,000,000
See financial notes
Schwab Municipal Money Funds | Annual Report15

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toll Bridge RB Series 2019B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.20%		01/06/23	25,360,000	25,360,000
Toll Bridge RB Series 2019C (LOC: BANK OF AMERICA NA)	(a)	2.91%		01/06/23	8,700,000	8,700,000
Toll Bridge RB Series 2019D (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.20%		01/06/23	50,070,000	50,070,000
Toll Bridge Sub RB Series 2017S7 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	14,400,000	14,400,000
California
GO Bond Series 2003C4 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.60%		01/06/23	24,005,000	24,005,000
GO Bonds		3.00%		03/01/23	615,000	615,269
GO Bonds (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.68%		01/06/23	5,400,000	5,400,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,980,000	8,980,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.66%		01/06/23	2,625,000	2,625,000
GO Bonds (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	2,700,000	2,700,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	2,665,000	2,665,000
GO Bonds (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,315,000	1,315,000
GO Bonds Series 2003A1 (LOC: BARCLAYS BANK PLC)	(a)	2.20%		01/03/23	18,635,000	18,635,000
GO Bonds Series 2004A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	2.55%		01/03/23	35,305,000	35,305,000
GO Bonds Series 2004A3 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	2.20%		01/03/23	24,705,000	24,705,000
GO Bonds Series 2005A21 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.20%		01/06/23	67,105,000	67,105,000
GO Bonds Series 2005B1 (LOC: WELLS FARGO BANK NA)	(a)	3.05%		01/06/23	25,000,000	25,000,000
GO Bonds Series 2005B5 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.22%		01/03/23	56,140,000	56,140,000
GO Bonds Series 2015A (LIQ: CITIBANK NA)	(b)(c)(d)	3.69%		01/06/23	19,935,000	19,935,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.35%		01/12/23	22,775,000	22,775,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.37%		01/18/23	4,850,000	4,850,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.80%		01/18/23	26,635,000	26,635,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.50%		01/19/23	42,395,000	42,395,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		3.65%		01/26/23	10,000,000	10,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		3.05%		02/15/23	12,830,000	12,830,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.67%		01/10/23	19,050,000	19,050,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.30%		01/11/23	36,510,000	36,510,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.50%		01/19/23	4,000,000	4,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.85%		02/02/23	14,500,000	14,500,000
GO CP Series A3 (LOC: UBS AG)		2.15%		02/03/23	9,455,000	9,455,000
GO CP Series A3 (LOC: UBS AG)		2.65%		02/03/23	15,000,000	15,000,000
GO CP Series A3 (LOC: UBS AG)		2.50%		02/09/23	17,500,000	17,500,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		2.80%		01/12/23	15,900,000	15,900,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		3.30%		01/19/23	13,015,000	13,015,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		2.67%		01/10/23	25,000,000	25,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		2.50%		01/19/23	32,090,000	32,090,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		2.50%		02/06/23	10,000,000	10,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		2.70%		02/06/23	5,150,000	5,150,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		2.40%		01/19/23	40,000,000	40,000,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		2.15%		02/03/23	45,650,000	45,650,000
See financial notes
16Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		2.40%		01/12/23	2,765,000	2,765,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		2.50%		02/07/23	48,000,000	48,000,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		2.70%		02/07/23	21,000,000	21,000,000
GO Refunding Bonds (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	17,500,000	17,500,000
GO Refunding Bonds (LIQ: CITIBANK NA)	(b)(c)(d)	3.68%		01/06/23	3,655,000	3,655,000
GO Refunding Bonds (LIQ: CITIBANK NA)	(b)(c)(d)	3.69%		01/06/23	6,700,000	6,700,000
GO Refunding Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.58%		01/06/23	4,440,000	4,440,000
GO Refunding Bonds (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	4,000,000	4,000,000
GO Refunding Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	1,705,000	1,705,000
California Dept of Water Resources
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		2.05%		01/12/23	33,793,000	33,793,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		2.15%		01/12/23	63,335,000	63,335,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		2.00%		01/05/23	11,458,000	11,458,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		2.05%		01/19/23	14,209,000	14,209,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		2.85%		02/01/23	19,033,000	19,033,000
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S1		2.50%		05/05/23	13,500,000	13,497,694
CP Notes (Stanford Univ) Series S4		2.40%		04/05/23	32,800,000	32,799,609
CP Notes (Stanford Univ) Series S4		2.50%		05/05/23	1,200,000	1,200,000
RB (California Institute of Technology) Series 1994	(a)	3.05%	01/05/23	01/06/23	3,650,000	3,650,000
RB (California Institute of Technology) Series 2006A	(a)	3.24%		01/06/23	33,000,000	33,000,000
RB (California Institute of Technology) Series 2006B	(a)	3.05%		01/06/23	27,555,000	27,555,000
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	6,995,000	6,995,000
RB (Standford Univ) Series V2 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,000,000	4,000,000
RB (Stanford Univ) Series V1 (LIQ: UBS AG)	(b)(c)(d)	3.66%		01/06/23	6,700,000	6,700,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	(a)	3.78%		01/06/23	8,000,000	8,000,000
IDRB (J Harris Industrial Water Treatment) Series 2015 (LOC: CITY NATIONAL BANK)	(a)(b)	3.78%		01/06/23	4,910,000	4,910,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)	(a)	3.71%		01/06/23	8,035,000	8,035,000
California Health Facilities Financing Auth
RB (Cedars-Sinai Medical Ctr) Series 2021A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	41,105,000	41,105,000
RB (Cedars-Sinai) Series 2021A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	3.81%	01/05/23	01/26/23	16,050,000	16,050,000
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	3.70%		01/03/23	27,995,000	27,995,000
RB (Kaiser Permanente) Series 2006E		1.98%		01/05/23	14,975,000	14,975,000
RB (Kaiser Permanente) Series 2006E		2.40%		01/10/23	27,000,000	27,000,000
RB (Kaiser Permanente) Series 2006E		3.00%		01/19/23	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2006E		2.90%		02/23/23	21,700,000	21,700,000
RB (Kaiser Permanente) Series 2006E		2.65%		03/08/23	7,025,000	7,025,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: CITIBANK NA)	(b)(c)(d)	3.69%		01/06/23	3,671,000	3,671,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	3.81%	01/05/23	05/01/23	2,190,000	2,190,000
RB (Scripps Health) Series 2012B	(a)	3.35%		01/06/23	4,725,000	4,725,000
RB (Scripps Health) Series 2012C	(a)	3.00%		01/06/23	32,960,000	32,960,000
See financial notes
Schwab Municipal Money Funds | Annual Report17

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Sutter Health) Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.74%	01/05/23	01/06/23	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.71%		01/06/23	3,750,000	3,750,000
Refunding RB (Stanford Hospital) Series 2008B1	(a)	3.05%		01/06/23	31,360,000	31,360,000
Refunding RB (Stanford Hospital) Series 2008B2-1		1.92%		01/05/23	18,600,000	18,600,000
Refunding RB (Stanford Hospital) Series 2008B2-2		3.05%		02/02/23	42,050,000	42,050,000
Refunding RB (Sutter Health) Series 2015A (ESCROW) (LIQ: CITIBANK NA)	(b)(c)(d)	3.71%	01/05/23	01/06/23	5,330,000	5,330,000
Refunding RB (Sutter Health) Series 2015A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.71%	01/05/23	01/06/23	12,470,000	12,470,000
Refunding RB (Sutter Health) Series 2017A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	1,000,000	1,000,000
California Infrastructure & Economic Development Bank
Bay Area Toll Bridges RB Series 2003A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	11,250,000	11,250,000
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		0.85%		01/26/23	61,325,000	60,808,781
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.75%		01/06/23	8,575,000	8,575,000
RB (UCSF 2130 3rd St) Series 2017 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	7,500,000	7,500,000
California Municipal Finance Auth
Recovery Zone Facility RB (Chevron) Series 2010A	(a)	3.11%		01/03/23	77,945,000	77,945,000
Recovery Zone Facility RB (Chevron) Series 2010B	(a)	3.05%		01/03/23	34,350,000	34,350,000
Refunding RB (ExxonMobil) Series 2007	(a)	3.22%		01/03/23	26,260,000	26,260,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF THE WEST)	(a)	3.71%		01/06/23	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	(a)	3.50%		01/06/23	6,320,000	6,320,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	(a)	3.76%		01/06/23	6,000,000	6,000,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	(a)	3.50%		01/06/23	2,860,000	2,860,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	3.50%		01/06/23	5,875,000	5,875,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)	3.76%		01/06/23	3,800,000	3,800,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	(a)	3.76%		01/06/23	2,500,000	2,500,000
Solid Waste Disposal RB (JDS Ranch) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)	3.71%		01/06/23	2,350,000	2,350,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	(a)(b)	3.56%		01/06/23	62,850,000	62,850,000
Solid Waste Disposal RB (Sierra Pacific Ind) Series 2014 (LOC: WELLS FARGO BANK NA)	(a)	3.50%		01/06/23	30,000,000	30,000,000
See financial notes
18Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Public Finance Auth
RB (Hoag Memorial Hospital Presbyterian) Series 2022B (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.55%		01/03/23	75,795,000	75,795,000
RB (Hoag Memorial Hospital Presbyterian) Series 2022B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.55%		01/03/23	62,755,000	62,755,000
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	14,000,000	14,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	4,000,000	4,000,000
RB (Sharp Healthcare) Series 2017B (LOC: BARCLAYS BANK PLC)	(a)	2.20%		01/03/23	44,995,000	44,995,000
RB (Sharp Healthcare) Series 2017C (LOC: BARCLAYS BANK PLC)	(a)	2.20%		01/03/23	6,290,000	6,290,000
California Public Works Board
Lease RB (California Air Resources Board) Series 2022D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	14,255,000	14,255,000
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		2.42%		03/06/23	2,571,000	2,571,000
RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	1,330,000	1,330,000
RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	6,745,000	6,745,000
California Statewide Communities Development Auth
M/F Housing RB (Avian Glen Apts) Series 2004CC (LOC: CITIBANK NA)	(a)	3.76%		01/06/23	3,790,000	3,790,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.74%		01/06/23	8,700,000	8,700,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.71%		01/06/23	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/06/23	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/06/23	3,010,000	3,010,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/06/23	27,525,000	27,525,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/06/23	6,100,000	6,100,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/06/23	1,825,000	1,825,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.68%		01/06/23	5,500,000	5,500,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/06/23	5,550,000	5,550,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/06/23	2,720,000	2,720,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	(a)	3.39%		01/06/23	5,140,000	5,140,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.71%		01/06/23	11,385,000	11,385,000
M/F Housing RB (Wilshire Court Apts) Series 2003M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/06/23	20,290,000	20,290,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	(a)	3.39%		01/06/23	2,170,000	2,170,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/06/23	7,000,000	7,000,000
See financial notes
Schwab Municipal Money Funds | Annual Report19

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.58%		01/06/23	25,810,000	25,810,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.74%		01/06/23	15,650,000	15,650,000
RB (Kaiser Permanente) Series 2004E		2.00%		01/03/23	25,945,000	25,945,000
RB (Kaiser Permanente) Series 2004E		3.20%		02/07/23	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2004E		2.75%		03/09/23	25,540,000	25,540,000
RB (Kaiser Permanente) Series 2004I		2.40%		01/11/23	27,800,000	27,800,000
RB (Kaiser Permanente) Series 2004I		2.80%		03/15/23	14,500,000	14,500,000
RB (Kaiser Permanente) Series 2004I		2.65%		03/16/23	25,790,000	25,790,000
RB (Kaiser Permanente) Series 2004I		2.75%		05/03/23	3,000,000	3,000,000
RB (Kaiser Permanente) Series 2004K		2.90%		02/23/23	18,900,000	18,900,000
RB (Kaiser Permanente) Series 2004K		3.10%		03/02/23	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004K		2.80%		03/14/23	37,600,000	37,600,000
RB (Kaiser Permanente) Series 2004K		2.65%		05/02/23	28,890,000	28,890,000
RB (Kaiser Permanente) Series 2006D		3.31%		01/04/23	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2006D		2.40%		01/18/23	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2008B		2.05%		01/04/23	17,000,000	17,000,000
RB (Kaiser Permanente) Series 2008B		2.65%		05/02/23	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2008C		3.20%		02/14/23	11,500,000	11,500,000
RB (Kaiser Permanente) Series 2008C		2.98%		03/02/23	23,000,000	23,000,000
RB (Kaiser Permanente) Series 2008C		2.65%		03/09/23	12,865,000	12,865,000
RB (Kaiser Permanente) Series 2008C		2.93%		03/15/23	24,400,000	24,400,000
RB (Kaiser Permanente) Series 2009B1		2.65%		03/08/23	9,700,000	9,700,000
RB (Kaiser Permanente) Series 2009B1		2.75%		05/03/23	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2009B5		2.65%		01/03/23	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B5		2.45%		01/19/23	3,000,000	3,000,000
RB (Kaiser Permanente) Series 2009B5		2.87%		03/09/23	2,500,000	2,500,000
RB (Kaiser Permanente) Series 2009B6		2.00%		01/04/23	27,250,000	27,250,000
RB (Rady Children’s Hospital) Series 2008B (LOC: WELLS FARGO BANK NA)	(a)	2.65%		01/03/23	40,300,000	40,300,000
Chino Valley USD
GO Bonds Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,000,000	2,000,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.00%		01/06/23	33,500,000	33,500,000
Coast CCD
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	9,960,000	9,960,000
Contra Costa CCD
GO Bonds Series 2013 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%	01/05/23	01/06/23	7,500,000	7,500,000
GO Bonds Series 2013 (LIQ: CITIBANK NA)	(b)(c)(d)	3.68%	01/05/23	01/06/23	7,800,000	7,800,000
Contra Costa Water District
Extendible CP		2.87%	02/09/23	08/11/23	17,000,000	17,000,000
See financial notes
20Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
East Bay Municipal Utility District
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.75%		02/02/23	2,000,000	2,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.25%		02/07/23	4,960,000	4,960,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.24%		03/02/23	19,000,000	19,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.52%		01/04/23	8,000,000	8,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.45%		02/07/23	31,200,000	31,200,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.20%		02/08/23	15,790,000	15,790,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.25%		02/09/23	17,760,000	17,760,000
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)	2.58%		01/03/23	45,505,000	45,505,000
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.63%		01/06/23	4,800,000	4,800,000
El Camino CCD
GO Bonds Series 2018B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	8,000,000	8,000,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.70%		01/06/23	2,100,000	2,100,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	2.50%		01/03/23	1,600,000	1,600,000
Fresno USD
GO Bonds Series 2010D & 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.44%	01/05/23	01/06/23	8,390,000	8,390,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.85%		02/01/23	30,500,000	30,500,000
Grossmont-Cuyamaca CCD
GO Bonds Series 2018B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	2,700,000	2,700,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.72%		01/06/23	12,920,000	12,920,000
Hayward Area Recreation & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,015,000	5,015,000
Hayward USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.70%		01/06/23	32,500,000	32,500,000
GO Refunding Bonds Series 2019 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.71%		01/06/23	1,480,000	1,480,000
Irvine Ranch Water District
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	4,160,000	4,160,000
GO Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index + 0.06%)	(c)	3.72%	01/05/23	03/01/23	1,950,000	1,950,574
GO Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index + 0.06%)	(c)	3.72%	01/05/23	03/01/23	19,075,000	19,075,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	6,000,000	6,000,000
Livermore Valley Joint USD
GO Bonds Series 2019 (LIQ: UBS AG)	(b)(c)(d)	3.68%		01/06/23	5,000,000	5,000,000
Long Beach CCD
GO Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	3,598,000	3,598,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	(b)(c)(d)	3.49%	01/05/23	01/06/23	2,000,000	2,000,000
See financial notes
Schwab Municipal Money Funds | Annual Report21

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Long Beach USD
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,000,000	2,000,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,715,000	8,715,000
Los Angeles
TRAN 2022		4.00%		06/29/23	16,170,000	16,308,798
Wastewater System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		2.63%		01/18/23	19,400,000	19,400,000
Wastewater System CP Series A2 (LOC: TORONTO-DOMINION BANK/THE)		2.38%		01/17/23	30,024,000	30,024,000
Wastewater System CP Series A2 (LOC: TORONTO-DOMINION BANK/THE)		2.62%		01/17/23	24,000,000	24,000,000
Wastewater System CP Series A2 (LOC: TORONTO-DOMINION BANK/THE)		3.35%		01/17/23	10,000,000	10,000,000
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	2,510,000	2,510,000
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	3.81%	01/05/23	06/01/23	6,540,000	6,540,000
Wastewater System Sub RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	3,335,000	3,335,000
Water System Sub RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,330,000	1,330,000
Los Angeles Cnty
TRAN 2022-2023		4.00%		06/30/23	8,015,000	8,083,582
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF THE WEST)		2.72%		02/15/23	14,000,000	14,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		3.35%		01/12/23	13,000,000	13,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		2.40%		01/18/23	9,000,000	9,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		3.10%		02/07/23	25,000,000	25,000,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		2.48%		03/07/23	32,257,000	32,257,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		2.65%		03/08/23	46,080,000	46,080,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		2.95%		03/15/23	10,000,000	10,000,000
Lease Revenue CP Series D (LOC: STATE STREET BANK AND TRUST COMPANY)		2.70%		02/06/23	28,065,000	28,065,000
Lease Revenue CP Series D (LOC: STATE STREET BANK AND TRUST COMPANY)		2.48%		03/07/23	8,350,000	8,350,000
Los Angeles Cnty Facilities Inc Lease Revenue
Lease RB (Vermont Corridor Cnty Administration Building) Series 2018A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.71%		01/06/23	2,500,000	2,500,000
Los Angeles Cnty Metro Transit Auth
Prop C Sr Sales Tax RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,325,000	4,325,000
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax Revenue CP Notes Series ATE (LOC: BANK OF AMERICA NA)		2.50%		01/19/23	7,667,000	7,667,000
2nd Sub Sales Tax Revenue CP Notes Series ATE (LOC: BANK OF AMERICA NA)		2.95%		02/01/23	14,167,000	14,167,000
Sr Sales Tax RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,880,000	4,880,000
Sr Sales Tax RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,400,000	1,400,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.81%		01/06/23	10,245,000	10,245,000
See financial notes
22Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles Dept of Airports
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.71%		01/06/23	7,500,000	7,500,000
Sr RB Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.88%		01/03/23	2,700,000	2,700,000
Sr RB Series 2022G (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.70%		01/06/23	4,975,000	4,975,000
Sr RB Series 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.71%		01/06/23	2,250,000	2,250,000
Sr RB Series 2022G (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.71%		01/06/23	2,800,000	2,800,000
Sr RB Series 2022G (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.72%		01/06/23	1,500,000	1,500,000
Sr RB Series 2022H (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.70%		01/03/23	2,000,000	2,000,000
Sub RB Series 2016A, 2017A, 2018A, 2018C, 2019F (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.53%		01/06/23	7,345,000	7,345,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.72%		01/06/23	5,460,000	5,460,000
Sub RB Series 2017A & 2018D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.71%		01/06/23	11,000,000	11,000,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.70%		01/06/23	15,580,000	15,580,000
Sub RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.71%		01/06/23	1,670,000	1,670,000
Sub RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.72%		01/06/23	2,500,000	2,500,000
Sub RB Series 2018C&D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.71%		01/06/23	12,480,000	12,480,000
Sub RB Series 2018D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.71%		01/06/23	5,510,000	5,510,000
Sub RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.71%		01/06/23	7,945,000	7,945,000
Sub RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.61%		01/06/23	2,665,000	2,665,000
Sub RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.64%		01/06/23	5,780,000	5,780,000
Sub RB Series 2021D (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.53%		01/06/23	3,215,000	3,215,000
Sub RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.71%		01/06/23	1,940,000	1,940,000
Sub Refunding RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.71%		01/06/23	2,705,000	2,705,000
Sub Refunding RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.74%		01/06/23	5,600,000	5,600,000
Sub Revenue CP Series A1 (LOC: PNC BANK NATIONAL ASSOCIATION)		3.10%		02/16/23	19,184,000	19,184,000
Sub Revenue CP Series A3 (LOC: BANK OF AMERICA NA)		2.85%		04/04/23	23,457,000	23,457,000
Sub Revenue CP Series B1 (LOC: PNC BANK NATIONAL ASSOCIATION)		2.75%		04/04/23	50,953,000	50,953,000
Sub Revenue CP Series B3 (LOC: BANK OF AMERICA NA)		3.00%		02/16/23	19,000,000	19,000,000
Sub Revenue CP Series B3 (LOC: BANK OF AMERICA NA)		2.90%		04/04/23	19,082,000	19,082,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B3 (LIQ: BARCLAYS BANK PLC)	(a)	2.50%		01/03/23	9,500,000	9,500,000
Power System RB Series 2001B5 (LIQ: BARCLAYS BANK PLC)	(a)	3.00%		01/06/23	22,500,000	22,500,000
Power System RB Series 2001B7 (LIQ: BARCLAYS BANK PLC)	(a)	3.00%		01/06/23	1,200,000	1,200,000
Power System RB Series 2002A5 (LIQ: BANK OF AMERICA NA)	(a)	2.45%		01/03/23	13,275,000	13,275,000
Power System RB Series 2002A6 (LIQ: BANK OF AMERICA NA)	(a)	2.58%		01/03/23	10,800,000	10,800,000
Power System RB Series 2002A7 (LIQ: BANK OF AMERICA NA)	(a)	2.56%		01/03/23	24,400,000	24,400,000
Power System RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,335,000	1,335,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	2,200,000	2,200,000
Power System RB Series 2017A (LIQ: UBS AG)	(b)(c)(d)	3.68%		01/06/23	4,325,000	4,325,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,800,000	4,800,000
Power System RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	5,885,000	5,885,000
Power System RB Series 2022E		5.00%		07/01/23	4,000,000	4,042,014
See financial notes
Schwab Municipal Money Funds | Annual Report23

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water System RB Series 2001B2 (LIQ: UBS AG)	(a)	2.50%		01/03/23	18,800,000	18,800,000
Water System RB Series 2001B3 (LIQ: UBS AG)	(a)	3.05%		01/06/23	1,600,000	1,600,000
Water System RB Series 2001B4 (LIQ: BARCLAYS BANK PLC)	(a)	2.20%		01/03/23	23,700,000	23,700,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	8,700,000	8,700,000
Water System RB Series 2021A2 (LIQ: TD BANK NA)	(a)	2.55%		01/03/23	42,660,000	42,660,000
Water System RB Series 2022B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.68%		01/06/23	6,250,000	6,250,000
Los Angeles Harbor Dept
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.61%		01/06/23	3,750,000	3,750,000
Los Angeles IDA
RB (AAA Packing & Shipping) Series 2000 (LOC: CITY NATIONAL BANK)	(a)	3.74%		01/06/23	1,325,000	1,325,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		3.35%		01/12/23	5,250,000	5,250,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		2.40%		01/19/23	16,200,000	16,200,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		2.45%		02/09/23	20,000,000	20,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		3.40%		03/02/23	13,600,000	13,600,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.35%		01/12/23	20,170,000	20,170,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.43%		01/19/23	11,000,000	11,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.10%		02/09/23	6,000,000	6,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.40%		03/02/23	13,500,000	13,500,000
Los Angeles USD
GO Bonds Series 2020 RYQ (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.42%		01/06/23	15,660,000	15,660,000
GO Bonds Series 2022QRR (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.66%		01/06/23	4,925,000	4,925,000
Marin Healthcare District
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,495,000	2,495,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.68%		01/06/23	5,100,000	5,100,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,530,000	1,530,000
GO Bonds Series 2017A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	10,000,000	10,000,000
Mt. San Antonio CCD
GO Bonds Series 2019A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	2,730,000	2,730,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.70%		01/06/23	13,000,000	13,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.69%		01/06/23	25,000,000	25,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.75%		01/06/23	56,900,000	56,900,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.73%		01/06/23	11,000,000	11,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.75%		01/06/23	23,500,000	23,500,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.73%		01/06/23	54,400,000	54,400,000
See financial notes
24Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oakland USD
GO Bonds Series 2021A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	1,865,000	1,865,000
Orange Cnty Water District
Revenue COP Series 2003A (LOC: BANK OF AMERICA NA)	(a)	3.05%		01/06/23	1,765,000	1,765,000
Oxnard SD
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	4,010,000	4,010,000
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		2.75%		01/12/23	25,193,000	25,193,000
CP Series A (LOC: BANK OF AMERICA NA)		2.75%		01/12/23	7,342,000	7,342,000
Riverside
Water Refunding RB Series 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)	2.45%		01/03/23	6,000,000	6,000,000
Riverside Cnty
TRAN 2022		5.00%		06/30/23	22,575,000	22,789,566
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	11,000,000	11,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,750,000	4,750,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	3.81%	01/05/23	04/03/23	1,210,000	1,210,000
Sacramento Cnty Housing Auth
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/06/23	46,090,000	46,090,000
Sacramento Housing Auth
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.37%		01/06/23	10,050,000	10,050,000
Sacramento Municipal Utility District
CP Series L1 (LOC: BARCLAYS BANK PLC)		2.65%		01/18/23	30,000,000	30,000,000
CP Series M1 (LOC: BANK OF AMERICA NA)		2.80%		01/06/23	15,000,000	15,000,000
CP Series M1 (LOC: BANK OF AMERICA NA)		2.23%		01/10/23	9,000,000	9,000,000
Electric RB Series 2020H (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	2,665,000	2,665,000
Electric RB Series 2020H (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	2,700,000	2,700,000
Sacramento Water Revenue
Water RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	3,800,000	3,800,000
San Bernardino CCD
GO Refunding Bonds Series 2013A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%	01/05/23	01/06/23	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	(b)(c)(d)	3.68%	01/05/23	01/06/23	8,300,000	8,300,000
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2013B (ESCROW)		5.00%		07/03/23	23,280,000	23,527,925
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.02%		01/06/23	52,750,000	52,750,000
Sales Tax RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.94%		01/06/23	24,850,000	24,850,000
Sales Tax RB Series 2008C (LIQ: BANK OF AMERICA NA)	(a)	3.40%		01/06/23	2,100,000	2,100,000
Sales Tax RB Series 2016A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.41%		01/03/23	1,635,000	1,635,000
Sub Sales Tax Revenue CP Series B (LOC: BANK OF AMERICA NA)		2.59%		03/01/23	43,030,000	43,030,000
See financial notes
Schwab Municipal Money Funds | Annual Report25

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego Cnty Water Auth
CP Series 10 (LIQ: BANK OF THE WEST)		2.38%		01/18/23	29,100,000	29,100,000
CP Series 10 (LIQ: BANK OF THE WEST)		2.20%		02/07/23	11,000,000	11,000,000
CP Series 10 (LIQ: BANK OF THE WEST)		2.24%		03/02/23	29,300,000	29,300,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.30%		01/11/23	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.75%		01/18/23	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.10%		02/15/23	25,000,000	25,000,000
San Diego Housing Auth
M/F Housing RB (Courthouse Commons) Series 2020F (LOC: MIZUHO BANK LTD)	(a)	3.35%		01/06/23	750,000	750,000
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: BANK OF AMERICA NA)	(a)(b)	3.35%		01/06/23	13,950,000	13,950,000
San Diego Public Facilities Financing Auth
Lease Revenue CP Series A (LOC: WELLS FARGO BANK NA)		2.90%		03/07/23	20,000,000	20,000,000
Sub Water RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,455,000	8,455,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.00%		01/05/23	23,575,000	23,575,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.95%		02/01/23	10,000,000	10,000,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.85%		02/07/23	29,175,000	29,175,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.50%		02/08/23	24,988,000	24,988,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.75%		02/09/23	35,000,000	35,000,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.53%		02/14/23	3,143,000	3,143,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.73%		02/14/23	8,090,000	8,090,000
San Diego USD
GO Bonds Series 2013C (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%	01/05/23	01/06/23	8,000,000	8,000,000
GO Bonds Series 2017 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,000,000	8,000,000
GO Bonds Series 2017 & 2019 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	16,000,000	16,000,000
GO Bonds Series 2022F2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,000,000	2,000,000
TRAN 2022-2023A		4.00%		06/30/23	890,000	897,425
San Francisco
COP (49 S. Van Ness) Series 2019A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	3,135,000	3,135,000
M/F Housing RB (Carter Terrace Apts) Series 2002B (LOC: CITIBANK NA)	(a)	3.70%		01/06/23	2,875,000	2,875,000
San Francisco Airport Commission
2nd Series RB Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.76%		01/06/23	4,360,000	4,360,000
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.71%		01/06/23	17,000,000	17,000,000
RB 2nd Series 2018B (LOC: BARCLAYS BANK PLC)	(a)	3.10%		01/06/23	16,750,000	16,750,000
RB 2nd Series 2018C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.12%		01/06/23	15,460,000	15,460,000
RB 2nd Series 2019 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.71%		01/06/23	31,205,000	31,205,000
RB 2nd Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.73%		01/06/23	18,755,000	18,755,000
RB 2nd Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.45%		01/03/23	9,000,000	9,000,000
RB 2nd Series 2019A&E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.73%		01/06/23	11,350,000	11,350,000
RB 2nd Series 2019A, 2019E, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.73%		01/06/23	70,085,000	70,085,000
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.73%		01/06/23	43,395,000	43,395,000
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.73%		01/06/23	10,400,000	10,400,000
Refunding RB 2nd Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.76%		01/06/23	11,715,000	11,715,000
See financial notes
26Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2010A1 (LOC: BANK OF AMERICA NA)	(a)	3.13%		01/06/23	34,665,000	34,665,000
Refunding RB Series 2010A2 (LOC: BANK OF AMERICA NA)	(a)	3.15%		01/06/23	13,605,000	13,605,000
Sub CP Notes A-2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.32%		02/07/23	32,600,000	32,600,000
Sub CP Notes A-2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.47%		02/07/23	17,000,000	17,000,000
Sub CP Series A3 (LOC: BARCLAYS BANK PLC)		2.50%		02/07/23	40,025,000	40,023,195
Sub CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		2.45%		02/07/23	50,000,000	50,000,000
Sub CP Series B3 (LOC: BARCLAYS BANK PLC)		2.42%		02/07/23	8,500,000	8,498,087
Sub CP Series B4 (LOC: US BANK NATIONAL ASSOCIATION)		2.45%		02/07/23	8,535,000	8,535,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2020C1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.68%		01/06/23	2,795,000	2,795,000
GO Bonds Series 2022D1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	12,000,000	12,000,000
GO Bonds Series 2022D1 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	1,875,000	1,875,000
GO Bonds Series 2022D1 & 2019B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,155,000	2,155,000
San Francisco Finance Corp
Lease Refunding RB Series 20081 (LOC: TD BANK NA)	(a)	3.20%		01/06/23	14,550,000	14,550,000
Lease Refunding RB Series 20082 (LOC: TD BANK NA)	(a)	3.20%		01/06/23	24,850,000	24,850,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)	(a)	3.67%		01/06/23	1,920,000	1,920,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		2.15%		02/08/23	7,000,000	7,000,000
Wastewater CP Notes Series A2 (LOC: BANK OF AMERICA NA)		2.75%		01/10/23	26,754,000	26,754,000
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.83%		01/05/23	26,039,000	26,039,000
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.50%		03/07/23	100,000,000	100,000,000
Wastewater CP Series A6 (LIQ: STATE STREET BANK AND TRUST COMPANY)		2.50%		03/07/23	150,000,000	150,000,000
Wastewater CP Series A7 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.75%		01/10/23	5,000,000	5,000,000
Wastewater CP Series A7 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.15%		02/08/23	34,300,000	34,300,000
Wastewater RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,570,000	4,570,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.83%		01/05/23	65,583,000	65,583,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.02%		01/06/23	100,000,000	100,000,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.35%		01/06/23	20,800,000	20,800,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.70%		01/06/23	795,000	795,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.35%		01/06/23	20,900,000	20,900,000
Sub Airport CP Notes Series B (LOC: BANK OF AMERICA NA)		3.15%		02/23/23	24,112,000	24,112,000
See financial notes
Schwab Municipal Money Funds | Annual Report27

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.70%	01/05/23	01/06/23	6,580,000	6,580,000
San Marcos USD
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	8,810,000	8,810,000
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	13,555,000	13,555,000
San Mateo Cnty Transportation Auth
Sub Sales Tax RB Series 2020A (LOC: BANK OF AMERICA NA)	(a)	3.26%		01/06/23	7,000,000	7,000,000
Sub Sales Tax RB Series 2020B (LOC: BANK OF AMERICA NA)	(a)	2.55%		01/03/23	15,870,000	15,870,000
San Rafael Redevelopment Agency
MF Hsg RB (San Rafael Commons Apts) Ser 2001A (LOC: CITIBANK NA)	(a)	3.40%		01/06/23	1,570,000	1,570,000
Santa Clara Cnty Housing Auth
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	(a)	3.40%		01/06/23	3,402,000	3,402,000
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008A (LIQ: TORONTO-DOMINION BANK/THE)	(a)	2.93%		01/06/23	2,700,000	2,700,000
Sales Tax Refunding RB Series 2008C (LIQ: TORONTO-DOMINION BANK/THE)	(a)	2.55%		01/03/23	38,155,000	38,155,000
Sales Tax Refunding RB Series 2008D (LIQ: TORONTO-DOMINION BANK/THE)	(a)	2.15%		01/03/23	48,695,000	48,695,000
Santa Clara Valley Water District
CP Series A (LOC: MUFG BANK LTD)		1.95%		01/04/23	27,095,000	27,095,000
Santa Cruz Cnty Successor Redevelopment Agency
M/F Housing RB (Shaffer Road Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.72%		01/06/23	21,525,000	21,525,000
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	3,000,000	3,000,000
Southern California Metropolitan Water District
Water RB Series 2017A (LIQ: PNC BANK NATIONAL ASSOCIATION)	(a)	2.56%		01/03/23	8,245,000	8,245,000
Water Refunding RB Series 2016B2 (LIQ: TD BANK NA)	(a)	2.55%		01/03/23	4,520,000	4,520,000
Water Refunding RB Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	6,655,000	6,655,000
Southern California Public Power Auth
Refunding RB (Canyon Power) Series 2022B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.93%		01/06/23	33,500,000	33,500,000
Sweetwater UHSD
GO Refunding Bonds (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	5,190,000	5,190,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,145,000	8,145,000
Univ of California
CP Notes Series 2009A		2.50%		02/06/23	7,250,000	7,250,000
CP Notes Series 2009A		2.50%		02/14/23	8,000,000	8,000,000
CP Notes Series 2009A		2.35%		02/16/23	15,000,000	15,000,000
General RB Series 2013AI (LIQ: UBS AG)	(b)(c)(d)	3.68%		01/06/23	12,000,000	12,000,000
General RB Series 2018AZ (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.68%		01/06/23	2,000,000	2,000,000
General RB Series 2018AZ (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,000,000	2,000,000
See financial notes
28Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Limited Project RB Series 2017M (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.00%		01/06/23	6,460,000	6,460,000
Limited Project RB Series 2018O (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	2,500,000	2,500,000
Limited Project RB Series 2021Q (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	11,000,000	11,000,000
Limited Project RB Series 2022S (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,840,000	2,840,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,000,000	5,000,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.68%		01/06/23	1,875,000	1,875,000
Medical Center Pooled RB Series 2016L (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,665,000	2,665,000
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.68%		01/06/23	2,685,000	2,685,000
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	59,245,000	59,245,000
Medical Center Pooled RB Series 2022P (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,250,000	2,250,000
Medical Center Pooled RB Series 2022P (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	1,665,000	1,665,000
Medical Center Pooled RB Series 2022P (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	18,575,000	18,575,000
Washington Township Health Care District
GO Bonds Series 2015B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.62%		01/06/23	1,900,000	1,900,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	(a)	3.70%		01/06/23	3,635,000	3,635,000
Yosemite CCD
GO Bonds Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,553,000	4,553,000
						6,862,555,519
Total Municipal Securities (Cost $6,862,555,519)						6,862,555,519

U.S. GOVERNMENT AGENCY DEBT 13.2% OF NET ASSETS
Federal Home Loan Banks
		3.84%		01/03/23	238,200,000	238,200,000
		3.77%		01/05/23	167,000,000	166,965,023
		3.85%		01/05/23	262,452,000	262,395,864
		3.86%		01/10/23	107,200,000	107,119,749
		4.06%		01/18/23	1,500,000	1,497,469
		3.81%		01/23/23	188,000,000	187,603,111
		3.81%		01/25/23	95,800,000	95,577,531
		4.01%		01/25/23	3,400,000	3,391,689
Total U.S. Government Agency Debt (Cost $1,062,750,436)						1,062,750,436

See financial notes
Schwab Municipal Money Funds | Annual Report29

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. TREASURY DEBT 0.6% OF NET ASSETS
United States Treasury
		3.68%		01/24/23	45,000,000	44,903,531
Total U.S. Treasury Debt (Cost $44,903,531)						44,903,531
Total Investments in Securities (Cost $7,970,209,486)						7,970,209,486

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,459,432,000 or 18.1% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
HSG —	Housing
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
IND —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
30Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$7,970,209,486
Cash		3,514,339
Receivables:
Fund shares sold		100,461,943
Interest		23,979,866
Investments sold		1,000,000
Prepaid expenses	+	81,581
Total assets		8,099,247,215

Liabilities
Payables:
Investments bought		18,011,775
Fund shares redeemed		15,044,055
Distributions to shareholders		5,058,935
Investment adviser and administrator fees		1,114,117
Shareholder service fees		58,885
Independent trustees’ fees		303
Accrued expenses	+	283,268
Total liabilities		39,571,338
Net assets		$8,059,675,877

Net Assets by Source
Capital received from investors		$8,059,675,877
Net assets		$8,059,675,877

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,603,581,958		2,603,002,462		$1.00
Ultra Shares	$5,456,093,919		5,454,970,614		$1.00

See financial notes
Schwab Municipal Money Funds | Annual Report31

Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$71,165,620

Expenses
Investment adviser and administrator fees		9,335,764
Shareholder service fees:
Investor Shares		3,311,793
Registration fees		191,979
Portfolio accounting fees		146,536
Professional fees		52,101
Custodian fees		40,875
Independent trustees’ fees		33,072
Proxy fees[1]		28,396
Shareholder reports		17,522
Transfer agent fees		1,300
Other expenses	+	39,852
Total expenses		13,199,190
Expense reduction	–	1,388,778
Net expenses	–	11,810,412
Net investment income		59,355,208

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		7,694
Increase in net assets resulting from operations		$59,362,902

[1]	Proxy fees are non-routine expenses (see financial note 5 for additional information).
See financial notes
32Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$59,355,208	$385,267
Net realized gains	+	7,694	630,301
Increase in net assets from operations		$59,362,902	$1,015,568

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($20,212,511)	($704,169)
Ultra Shares	+	(39,148,424)	(217,643)
Total distributions		($59,360,935)	($921,812)

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		2,470,121,900	592,595,743
Ultra Shares	+	8,449,940,707	1,016,702,079
Total shares sold		10,920,062,607	1,609,297,822
Shares Reinvested
Investor Shares		15,263,669	557,517
Ultra Shares	+	31,087,508	161,412
Total shares reinvested		46,351,177	718,929
Shares Redeemed
Investor Shares		(2,104,896,110)	(1,773,810,017)
Ultra Shares	+	(3,803,930,737)	(613,925,284)
Total shares redeemed		(5,908,826,847)	(2,387,735,301)
Net transactions in fund shares		5,057,586,937	(777,718,550)

NET ASSETS
Beginning of period		$3,002,086,973	$3,779,711,767
Total increase (decrease)	+	5,057,588,904	(777,624,794)
End of period		$8,059,675,877	$3,002,086,973

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Funds | Annual Report33

Schwab New York Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.00[2]	0.00[2]	0.01	0.01
Net realized and unrealized gains (losses)	(0.00)[2]	0.00[2]	0.00[2]	0.00[2]	(0.00)[2]
Total from investment operations	0.01	0.00[2]	0.00[2]	0.01	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)[3]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	—	—
Total distributions	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.92%	0.06%	0.34%	1.18%	1.16%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.31%[4,5]	0.12%[5]	0.30%[5,6]	0.35%	0.35%
Gross operating expenses	0.37%[4]	0.38%	0.49%	0.51%	0.52%
Net investment income (loss)	1.05%	0.01%	0.43%	1.16%	1.16%
Net assets, end of period (x 1,000,000)	$702	$470	$668	$1,466	$1,126

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Amounts include special distributions. For the periods ended December 31, 2018 and December 31, 2017, the effects on the distributions from net investment income were less than $0.005 and $0.005, respectively, and the effects on total returns were 0.04% and 0.08%, respectively.

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 5 for additional information).
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
34Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.00[3]	0.00[3]
Net realized and unrealized gains (losses)	(0.00)[3]	0.00[3]	0.00[3]
Total from investment operations	0.01	0.00[3]	0.00[3]
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]
Total distributions	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	1.05%	0.06%	0.02%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[5,6]	0.12%[6]	0.19%[7]
Gross operating expenses	0.22%[5]	0.23%	0.22%[7]
Net investment income (loss)	1.60%	0.01%	0.03%[7]
Net assets, end of period (x 1,000,000)	$1,058	$98	$119

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 5 for additional information).
[7]	Annualized.
See financial notes
Schwab Municipal Money Funds | Annual Report35

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 87.6% OF NET ASSETS
NEW YORK 87.6%
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	3.60%		01/06/23	1,200,000	1,200,000
Jr RB Series 2019E (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	5,590,000	5,590,000
Bay Shore UFSD
TAN 2022-2023		3.75%		06/23/23	9,000,000	9,041,375
Canandaigua SD
BAN 2022		3.25%		06/23/23	8,600,000	8,654,150
Clarence CSD
BAN 2022B		4.00%		06/22/23	6,000,000	6,045,344
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.73%		01/06/23	8,205,000	8,205,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.73%		01/06/23	10,090,000	10,090,000
Connetquot CSD
TAN 2022-2023		4.00%		06/28/23	9,225,000	9,268,575
East Hampton UFSD
TAN 2022-2023		4.00%		06/27/23	10,000,000	10,058,354
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.73%		01/06/23	11,010,000	11,010,000
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.87%		01/06/23	9,800,000	9,800,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	(a)	3.73%		01/06/23	955,000	955,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	(a)	3.71%		01/06/23	2,680,000	2,680,000
Lindenhurst Union Free SD
TAN 2022-2023		4.00%		06/28/23	14,800,000	14,868,014
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.71%		01/06/23	4,000,000	4,000,000
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	3,335,000	3,335,000
Dedicated Tax Fund Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	7,500,000	7,500,000
See financial notes
36Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.70%		01/06/23	7,500,000	7,500,000
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	3.49%		01/03/23	500,000	500,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,000,000	8,000,000
Transportation RB Series 2005D2 (LOC: BANK OF MONTREAL)	(a)	3.28%		01/03/23	7,700,000	7,700,000
Transportation Refunding RB Series 2020B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)	3.67%		01/06/23	20,440,000	20,440,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.73%		01/06/23	7,485,000	7,485,000
New York City
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	1,500,000	1,500,000
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.60%		01/03/23	1,195,000	1,195,000
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.60%		01/03/23	550,000	550,000
GO Bonds Fiscal 2012 Series A4 (LOC: MUFG BANK LTD)	(a)	3.62%		01/06/23	10,850,000	10,850,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	1,900,000	1,900,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	(a)	3.52%		01/03/23	3,295,000	3,295,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(a)	3.60%		01/03/23	6,620,000	6,620,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(a)	3.56%		01/03/23	300,000	300,000
GO Bonds Fiscal 2014 Series I1		5.00%		03/01/23	180,000	180,499
GO Bonds Fiscal 2014 Series I3 (LOC: CITIBANK NA)	(a)	3.58%		01/06/23	5,775,000	5,775,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	(a)	3.40%		01/03/23	9,400,000	9,400,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	7,830,000	7,830,000
GO Bonds Fiscal 2017 Series A4 (LOC: CITIBANK NA)	(a)	3.58%		01/06/23	500,000	500,000
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.65%		01/03/23	575,000	575,000
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.02%		01/03/23	4,375,000	4,375,000
GO Bonds Fiscal 2018 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	3,705,000	3,705,000
GO Bonds Fiscal 2018 Series F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,515,000	2,515,000
GO Bonds Fiscal 2020 Series D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	8,650,000	8,650,000
GO Bonds Fiscal 2021 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	2,700,000	2,700,000
GO Bonds Fiscal 2022 Series A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	1,500,000	1,500,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	3,485,000	3,485,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.60%		01/03/23	13,105,000	13,105,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.60%		01/03/23	18,100,000	18,100,000
GO Bonds Fiscal 2023 Series A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	13,500,000	13,500,000
GO Bonds Fiscal 2023 Series A3 (LIQ: BANK OF MONTREAL)	(a)	3.49%		01/03/23	14,000,000	14,000,000
GO Bonds Fiscal 2023 Series A4 (LIQ: TD BANK NA)	(a)	3.49%		01/03/23	3,180,000	3,180,000
GO Bonds Fiscal 2023 Series B1 (LIQ: CITIBANK NA)	(b)(c)(d)	3.69%		01/06/23	1,875,000	1,875,000
GO Bonds Fiscal 2023 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	900,000	900,000
See financial notes
Schwab Municipal Money Funds | Annual Report37

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York City Housing Development Corp
M/F Housing RB (Atlantic Court Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.67%		01/06/23	20,000,000	20,000,000
M/F Housing RB Series 2020I3 (LIQ: TD BANK NA)	(a)	3.60%		01/06/23	8,500,000	8,500,000
M/F Housing RB Series 2021F3 (LIQ: BARCLAYS BANK PLC)	(a)	3.62%		01/06/23	6,100,000	6,100,000
M/F Housing RB Series 2022C3 (LIQ: BARCLAYS BANK PLC)	(a)	3.64%		01/06/23	6,500,000	6,500,000
M/F Mortgage RB (East Clarke Place Associates) Series 2005A (LOC: JPMORGAN CHASE BANK NA)	(a)	3.83%		01/06/23	1,430,000	1,430,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	(a)	3.74%		01/06/23	5,360,000	5,360,000
M/F Mortgage RB (State Renaissance Court) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.73%		01/06/23	8,100,000	8,100,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	(a)	3.67%		01/06/23	5,500,000	5,500,000
M/F Mortgage RB (West 26th Street) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.62%		01/06/23	18,425,000	18,425,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.68%		01/06/23	2,000,000	2,000,000
M/F Rental Housing RB (The Foundry) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.67%		01/06/23	4,000,000	4,000,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	(a)	3.65%		01/06/23	15,040,000	15,040,000
New York City Municipal Water Finance Auth
Water & Sewer 2nd Resolution System Fiscal 2015 Series BB3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.59%		01/06/23	1,700,000	1,700,000
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series DD, Fiscal 2018 Series BB1&CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.06%		01/06/23	7,000,000	7,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.50%		01/03/23	8,300,000	8,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series AA2 (LIQ: MUFG BANK LTD)	(a)	3.62%		01/06/23	3,650,000	3,650,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	(a)	3.68%		01/06/23	8,000,000	8,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	(a)	3.49%		01/03/23	2,000,000	2,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(a)	3.49%		01/03/23	4,755,000	4,755,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA6 (LIQ: MIZUHO BANK LTD)	(a)	3.65%		01/03/23	680,000	680,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(a)	3.40%		01/03/23	5,500,000	5,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	665,000	665,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 & 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,000,000	8,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.70%		01/03/23	2,000,000	2,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,875,000	1,875,000
See financial notes
38Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(a)	3.40%		01/03/23	34,625,000	34,625,000
Water & Sewer System RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.55%		01/03/23	4,935,000	4,935,000
Water & Sewer System RB Fiscal 2016 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	(a)	3.68%		01/06/23	9,930,000	9,930,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.55%		01/03/23	675,000	675,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.56%		01/03/23	6,500,000	6,500,000
Water & Sewer System RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	4,350,000	4,350,000
Water & Sewer System RB Fiscal 2017 Series DD&EE (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	250,000	250,000
Water & Sewer System RB Fiscal 2019 Series BB (LIQ: TD BANK NA)	(a)	3.60%		01/06/23	2,865,000	2,865,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	1,000,000	1,000,000
Water & Sewer System RB Fiscal 2021 Series EE1 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)	3.63%		01/03/23	10,800,000	10,800,000
Water & Sewer System RB Fiscal 2023 Series AA3 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	5,600,000	5,600,000
Water & Sewer Systen 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	2,665,000	2,665,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.51%	01/05/23	01/06/23	8,000,000	8,000,000
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	6,450,000	6,450,000
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 & 2021C1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	2,010,000	2,010,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.65%		01/03/23	500,000	500,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B1 & E1, Fiscal 2018 Series B1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.97%		01/06/23	5,295,000	5,295,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,250,000	1,250,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C6 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.65%		01/06/23	1,660,000	1,660,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.65%		01/03/23	710,000	710,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.65%		01/03/23	23,910,000	23,910,000
Future Tax Secured Sub Bonds Fiscal 2021 Series C1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	8,000,000	8,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series B1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	1,840,000	1,840,000
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	2,325,000	2,325,000
See financial notes
Schwab Municipal Money Funds | Annual Report39

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	900,000	900,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A2 (LIQ: UBS AG)	(a)	3.60%		01/03/23	10,200,000	10,200,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,970,000	1,970,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,400,000	2,400,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.20%)	(c)	3.86%	01/05/23	07/14/23	10,045,000	10,045,000
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.10%)	(c)	3.76%	01/05/23	04/10/23	13,000,000	13,000,000
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	7,000,000	7,000,000
RB (Catholic Health System) Series 2019B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.73%		01/06/23	34,000,000	34,000,000
RB (Memorial Sloan-Kettering Cancer Center) Series 20221A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.08%)	(b)(c)(d)	3.74%	01/05/23	01/19/23	17,400,000	17,400,000
RB (Northwell Health) Series 2022A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.71%		01/06/23	2,665,000	2,665,000
RB (NYU Langone Hospitals) Series 2020A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	2,250,000	2,250,000
RB (Royal Charter Properties-East) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.63%		01/06/23	990,000	990,000
State Personal Income Tax RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	2,000,000	2,000,000
State Personal Income Tax RB Series 2014E		5.00%		02/15/23	1,240,000	1,243,263
State Personal Income Tax RB Series 2015B		5.00%		02/15/23	115,000	115,307
State Personal Income Tax RB Series 2015B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.78%		01/06/23	1,560,000	1,560,000
State Personal Income Tax RB Series 2018A, 2021E, 2022A, 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	5,775,000	5,775,000
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,700,000	1,700,000
State Personal Income Tax RB Series 2019D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	9,285,000	9,285,000
State Personal Income Tax RB Series 2020A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	9,265,000	9,265,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	2,000,000	2,000,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/06/23	115,000	115,000
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	1,725,000	1,725,000
State Personal Income Tax RB Series 2020A 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	490,000	490,000
See financial notes
40Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	3,900,000	3,900,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,000,000	8,000,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,035,000	2,035,000
State Personal Income Tax RB Series 2022A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	5,625,000	5,625,000
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	7,680,000	7,680,000
State Sales Tax RB Series 2018E (LIQ: CITIBANK NA)	(b)(c)(d)	3.68%		01/06/23	9,570,000	9,570,000
State Sales Tax RB Series 2018E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,350,000	2,350,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)	(a)	3.65%		01/06/23	35,300,000	35,300,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,000,000	5,000,000
State Revolving Funds RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	2,670,000	2,670,000
New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.63%		01/06/23	24,260,000	24,260,000
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.60%		01/06/23	500,000	500,000
Housing RB (1500 Lexington Ave) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.63%		01/06/23	12,400,000	12,400,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.71%		01/06/23	26,975,000	26,975,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.68%		01/06/23	29,995,000	29,995,000
Housing RB (360 W 43rd St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.68%		01/06/23	11,100,000	11,100,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.85%		01/06/23	31,360,000	31,360,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.83%		01/06/23	29,240,000	29,240,000
Housing RB (600 W 42nd Street) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.72%		01/06/23	16,550,000	16,550,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.75%		01/06/23	2,000,000	2,000,000
Housing RB (8 East 102nd St) Series 2010A (LOC: TD BANK NA)	(a)	3.61%		01/06/23	13,700,000	13,700,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.83%		01/06/23	4,100,000	4,100,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.68%		01/06/23	14,000,000	14,000,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	(a)	3.76%		01/06/23	5,100,000	5,100,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.67%		01/06/23	29,100,000	29,100,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.68%		01/06/23	11,700,000	11,700,000
See financial notes
Schwab Municipal Money Funds | Annual Report41

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.68%		01/06/23	31,300,000	31,300,000
Housing RB (W. 23rd St.) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.61%		01/06/23	26,000,000	26,000,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	(a)	3.76%		01/06/23	5,000,000	5,000,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	(a)	3.73%		01/06/23	4,400,000	4,400,000
Homeowner Mortgage RB Series 236 (LIQ: UBS AG)	(a)	3.65%		01/06/23	12,280,000	12,280,000
Homeowner Mortgage RB Series 249 (LIQ: TD BANK NA)	(a)	3.68%		01/06/23	3,310,000	3,310,000
New York State Power Auth
CP Series 2		3.20%		01/04/23	9,000,000	9,000,000
CP Series 2		2.90%		01/05/23	4,528,000	4,528,000
CP Series 2		2.50%		01/09/23	18,367,000	18,367,000
RB Series 2020A (LIQ: CITIBANK NA)	(b)(c)(d)	3.69%		01/06/23	1,500,000	1,500,000
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,000,000	1,000,000
RB Series 2020A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,000,000	8,000,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	790,000	790,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	6,785,000	6,785,000
State Personal Income Tax RB Series 2021A1, 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,700,000	8,700,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	3,750,000	3,750,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,500,000	5,500,000
State Personal Income Tax RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	3,750,000	3,750,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3C (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.64%		01/06/23	1,000,000	1,000,000
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	3,390,000	3,390,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,565,000	1,565,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,000,000	8,000,000
State Sales Tax RB Series 2021A		5.00%		03/15/23	350,000	351,659
State Sales Tax RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	3,125,000	3,125,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.71%		01/06/23	7,200,000	7,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.71%		01/06/23	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.70%		01/06/23	40,000,000	40,000,000
See financial notes
42Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Onondaga Cnty IDA
IDRB (G.A. Braun Inc) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.88%		01/06/23	4,695,000	4,695,000
Patchogue-Medford UFSD
TAN 2022-2023		4.25%		06/28/23	10,000,000	10,059,569
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.73%		01/06/23	1,700,000	1,700,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.74%	01/05/23	01/06/23	11,200,000	11,200,000
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.12%		01/06/23	2,225,000	2,225,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	6,390,000	6,390,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	(b)(c)(d)	3.71%		01/06/23	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.70%		01/06/23	2,000,000	2,000,000
Consolidated Bonds 221st & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.73%		01/06/23	5,040,000	5,040,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.73%		01/06/23	1,310,000	1,310,000
Consolidated Bonds 230th Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	895,000	895,000
Consolidated Bonds 231st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.73%		01/06/23	655,000	655,000
Consolidated Bonds 236th Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.73%		01/06/23	2,385,000	2,385,000
CP Series A		3.65%		01/24/23	25,190,000	25,190,000
Rondout Valley CSD
GO BANs 2022		3.50%		06/28/23	7,000,000	7,020,488
Sewanhaka Central HSD
TAN 2022-2023		4.00%		06/20/23	8,000,000	8,053,241
Tonawanda
BAN 2022A		4.00%		08/25/23	8,000,000	8,081,650
Triborough Bridge & Tunnel Auth
General RB Series 2005A (LOC: BARCLAYS BANK PLC)	(a)	3.62%		01/06/23	400,000	400,000
General RB Series 2017A & 2017C2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.15%		01/06/23	7,740,000	7,740,000
General RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,250,000	1,250,000
General RB Series 2018A & 2019C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	12,250,000	12,250,000
General RB Series 2019C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	1,585,000	1,585,000
General RB Series 2020A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	3,860,000	3,860,000
General RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	3,655,000	3,655,000
General RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	1,665,000	1,665,000
General RB Series 2021A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,750,000	2,750,000
General RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	3,500,000	3,500,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,965,000	1,965,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	3,000,000	3,000,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,555,000	4,555,000
Payroll Mobility Tax Sr. Lien Bonds Series 2021C1A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	3,340,000	3,340,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	3.81%	01/05/23	02/09/23	22,455,000	22,455,000
See financial notes
Schwab Municipal Money Funds | Annual Report43

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Payroll Mobility Tax Sr. Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,670,000	2,670,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	3,150,000	3,150,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	5,975,000	5,975,000
Refunding General RB Series 2005B-3 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	3.56%		01/03/23	35,000	35,000
Sales Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	13,000,000	13,000,000
Sales Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.70%		01/06/23	2,210,000	2,210,000
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.87%		01/06/23	615,000	615,000
						1,540,996,488
Total Municipal Securities (Cost $1,540,996,488)						1,540,996,488

U.S. GOVERNMENT AGENCY DEBT 9.0% OF NET ASSETS
Federal Home Loan Banks
		3.84%		01/03/23	5,600,000	5,600,000
		3.77%		01/05/23	43,000,000	42,990,994
		3.85%		01/05/23	17,733,000	17,729,207
		3.86%		01/10/23	7,500,000	7,494,385
		3.81%		01/23/23	48,000,000	47,898,667
		4.10%		01/25/23	36,300,000	36,215,703
Total U.S. Government Agency Debt (Cost $157,928,956)						157,928,956

U.S. TREASURY DEBT 0.8% OF NET ASSETS
United States Treasury
		3.68%		01/24/23	15,000,000	14,967,844
Total U.S. Treasury Debt (Cost $14,967,844)						14,967,844
Total Investments in Securities (Cost $1,713,893,288)						1,713,893,288

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $541,670,000 or 30.8% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

See financial notes
44Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

BAN —	Bond anticipation note
CNTY —	County
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TAN —	Tax anticipation note
TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note

At December 31, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Municipal Money Funds | Annual Report45

Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$1,713,893,288
Cash		77,943
Receivables:
Fund shares sold		62,294,956
Interest		6,316,584
Prepaid expenses	+	48,839
Total assets		1,782,631,610

Liabilities
Payables:
Investments bought		10,961,436
Fund shares redeemed		8,440,445
Investments bought - delayed-delivery		2,200,000
Distributions to shareholders		1,070,367
Investment adviser and administrator fees		208,297
Shareholder service fees		14,415
Independent trustees’ fees		250
Accrued expenses	+	124,262
Total liabilities		23,019,472
Net assets		$1,759,612,138

Net Assets by Source
Capital received from investors		$1,759,651,405
Total distributable loss	+	(39,267)
Net assets		$1,759,612,138

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$702,109,396		701,941,864		$1.00
Ultra Shares	$1,057,502,742		1,057,254,149		$1.00

See financial notes
46Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$15,144,897

Expenses
Investment adviser and administrator fees		1,834,576
Shareholder service fees:
Investor Shares		747,591
Portfolio accounting fees		86,787
Registration fees		72,556
Professional fees		40,292
Independent trustees’ fees		27,663
Custodian fees		11,455
Shareholder reports		7,028
Proxy fees[1]		6,749
Transfer agent fees		1,296
Other expenses	+	13,555
Total expenses		2,849,548
Expense reduction	–	431,224
Net expenses	–	2,418,324
Net investment income		12,726,573

REALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(39,267)
Increase in net assets resulting from operations		$12,687,306

[1]	Proxy fees are non-routine expenses (see financial note 5 for additional information).
See financial notes
Schwab Municipal Money Funds | Annual Report47

Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$12,726,573	$74,939
Net realized gains (losses)	+	(39,267)	221,870
Increase in net assets from operations		$12,687,306	$296,809

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($5,256,925)	($297,458)
Ultra Shares	+	(7,469,810)	(59,768)
Total distributions		($12,726,735)	($357,226)

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		680,580,405	113,346,323
Ultra Shares	+	1,793,692,043	111,772,580
Total shares sold		2,474,272,448	225,118,903
Shares Reinvested
Investor Shares		4,441,839	264,270
Ultra Shares	+	5,592,146	38,346
Total shares reinvested		10,033,985	302,616
Shares Redeemed
Investor Shares		(452,849,124)	(311,534,023)
Ultra Shares	+	(839,644,803)	(133,032,255)
Total shares redeemed		(1,292,493,927)	(444,566,278)
Net transactions in fund shares		1,191,812,506	(219,144,759)

NET ASSETS
Beginning of period		$567,839,061	$787,044,237
Total increase (decrease)	+	1,191,773,077	(219,205,176)
End of period		$1,759,612,138	$567,839,061

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
48Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund each offer two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
Schwab Municipal Money Funds | Annual Report49

Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and exchange-traded funds.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2022, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery and When-Issued Transactions: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Effective August 19, 2022, the funds comply with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the funds intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
50Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
Schwab Municipal Money Funds | Annual Report51

Schwab Municipal Money Funds
Financial Notes (continued)

 3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	71%	77%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	13%	11%
	(Bank of America NA)	(Federal National Mortgage Association)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
52Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

4. Risk Factors (continued):
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State Risk. Schwab New York Municipal Money Fund and Schwab California Municipal Money Fund invest primarily in securities issued by the state of New York and its municipalities and the state of California and its municipalities, respectively. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New York and California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the states of New York and California and/or their municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid
Schwab Municipal Money Funds | Annual Report53

Schwab Municipal Money Funds
Financial Notes (continued)

4. Risk Factors (continued):
securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment advisor and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
54Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
During the period ended December 31, 2022, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreement and a portion was waived voluntarily.
	CONTRACTUAL EXPENSE LIMITATION WAIVED AMOUNT	VOLUNTARY YIELD WAIVER/ REIMBURSEMENT AMOUNT	TOTAL WAIVED AMOUNT
Schwab California Municipal Money Fund	$522,593	$866,185	$1,388,778
Schwab New York Municipal Money Fund	260,608	170,616	431,224
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each class of a fund.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2022, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab California Municipal Money Fund	$340,248,639	$3,901,517	$0
Schwab New York Municipal Money Fund	59,954,436	78,929,600	0

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
Schwab Municipal Money Funds | Annual Report55

Schwab Municipal Money Funds
Financial Notes (continued)

 7. Borrowing from Banks:
During the period, funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2022, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab California Municipal Money Fund	$7,970,209,486
Schwab New York Municipal Money Fund	1,713,893,288
As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab California Municipal Money Fund	$—	$—
Schwab New York Municipal Money Fund	(39,267)	(39,267)
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the funds had capital loss carryforwards as follows:

Schwab California Municipal Money Fund	$—
Schwab New York Municipal Money Fund	39,267
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS			PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab California Municipal Money Fund	$52,643,749	$6,711,459	$5,727	$349,944	$156,369	$415,499
Schwab New York Municipal Money Fund	12,350,475	376,260	—	67,184	124,300	165,742
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
56Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Municipal Money Funds | Annual Report57

Schwab Municipal Money Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the “Funds”), two of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
58Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) for the fiscal year ended December 31, 2022:

Schwab California Municipal Money Fund	88.69%
Schwab New York Municipal Money Fund	97.04%
Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2022:
Schwab California Municipal Money Fund	$7,694
Schwab New York Municipal Money Fund	—
For the fiscal year ended December 31, 2022, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code:

Schwab California Municipal Money Fund	100.00%
Schwab New York Municipal Money Fund	100.00%

Schwab Municipal Money Funds | Annual Report59

Schwab Municipal Money Funds
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Schwab Municipal Money Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
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Schwab Municipal Money Funds

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

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Schwab Municipal Money Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Municipal Money Funds | Annual Report63

Schwab Municipal Money Funds
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
letter of credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,
64Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Municipal Money Funds | Annual Report65

Notes

Notes

Schwab Municipal Money Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13859-26
00282282

Annual Report | December 31, 2022
Schwab Value Advantage Money Fund®

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Value Advantage Money Fund | Annual Report1

Schwab Value Advantage Money Fund
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the fund
covered in this report.
Dear Shareholder,
Financial markets faced a tough environment in 2022, coming under pressure due to rampant inflation, rising interest rates, and increasing geopolitical uncertainty. Focus shifted early in the year from the ongoing COVID-19 pandemic to Russia’s invasion of Ukraine in late-February. Inflation, already ticking up at the start of the year, accelerated in the face of spiking commodity prices exacerbated by the war in Ukraine. Central banks, led by the U.S. Federal Reserve, aggressively hiked interest rates to slow economic growth and curb inflation. The U.S. federal funds rate increased from near zero in January and February to over 4% by December, the most rapid increase since the early 1980s. U.S. economic growth slowed in the face of these challenges, with gross domestic product contracting during the first and second quarters of the year before rebounding into positive territory. Stocks and bonds declined sharply, with the S&P 500® Index, a bellwether for the overall U.S. equities market, posting its largest calendar year drop since the 2008 recession and the broad U.S. bond market, as measured by the Bloomberg US Aggregate Bond Index, suffering its steepest decline on record.
With stock and bond prices plunging, money market funds offered investors one of few safe havens available. Money market funds produced their strongest returns in years and investors relied on the funds as vehicles for capital preservation and daily liquidity. The Schwab Value Advantage Money Fund continues to focus on liquidity and stability to meet our clients’ ongoing needs. The fund benefits from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers.
In regulatory matters, the U.S. Securities and Exchange Commission (SEC) continued work on proposed reforms that could change the way that money market funds operate in the future. At this time, the adoption and implementation of the proposed money market regulatory reform remains subject to the SEC’s rulemaking and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes. As one of the largest money market fund managers in the industry, Schwab Asset Management continues to monitor and assess these proposals, and provide feedback to the SEC, as appropriate.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Value Advantage Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

“Financial markets faced a tough environment in 2022, coming under pressure due to rampant inflation, rising interest rates, and increasing geopolitical uncertainty.”
Past performance is no guarantee of future results.
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
2Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since
1988.

Michael Lin, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with Schwab Asset Management since
2006, and also worked in Schwab Asset Management’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining Schwab, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with Schwab Asset Management since
2010 and has held a number of positions at Schwab since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Feske previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining
Schwab in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts
Securities, a boutique corporate bond broker-dealer. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Menoufy has been a portfolio manager with Schwab Asset Management since 2013, when he started as an associate portfolio manager and was promoted to portfolio manager in
2020. He held several positions prior to that supporting the taxable and tax-exempt money funds during his tenure at the firm. Before joining Schwab in 2007, he spent several years as a mortgage specialist at
JPMorgan Chase and an equity plan administrator for Delegata Corporation.

Schwab Value Advantage Money Fund | Annual Report3

Schwab Value Advantage Money Fund

The Schwab Value Advantage Money Fund’s (the fund) goal is to seek the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, interest rates rose as a result of persistently high inflation stemming from a tight labor market, supply chain constraints, and high energy prices in the wake of the COVID-19 pandemic and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Given expectations of further rate hikes into 2023, along with persistently high—albeit declining in the second half of the year—inflation, longer-term bond and equity markets weakened, with the S&P 500® Index and Bloomberg US Aggregate Bond Index posting their worst calendar year returns in more than a decade. Yields on short-term money market securities increased and demand remained high. At the same time, supply of U.S. Treasuries declined as the U.S. Treasury’s borrowing needs decreased. As a result, high demand for the Fed’s Overnight Reverse Repurchase Agreement facility drove usage to an all-time high.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. Over the reporting period, the European Central Bank raised its interest rate four times and the Bank of England raised its key official bank rate eight times. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target of its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In anticipation of the Fed’s short-term interest rate increases early in the reporting period, followed by the Fed’s subsequent actions, the fund’s weighted average maturity (WAM) was shortened, beginning the reporting period at 41 days and ending it at 17 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	17 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWVXX	SNAXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	4.27%	4.42%
Seven-Day Yield (without waivers)[2]	4.25%	4.40%
Seven-Day Effective Yield (with waivers)[2]	4.36%	4.52%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Value Advantage Money Fund | Annual Report5

Schwab Value Advantage Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2022 and held through December 31, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1]	BEGINNING ACCOUNT VALUE AT 7/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/22	EXPENSES PAID DURING PERIOD 7/1/22-12/31/22[2]
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,014.10	$1.73
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,014.80	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by
365 days in the fiscal year.

6Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.00[2]	0.00[2]	0.02	0.02
Net realized and unrealized gains (losses)	0.00[2]	0.00[2]	0.00[2]	0.00[2]	(0.00)[2]
Total from investment operations	0.02	0.00[2]	0.00[2]	0.02	0.02
Less distributions:
Distributions from net investment income	(0.02)	(0.00)[2,3]	(0.00)[2]	(0.02)	(0.02)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.54%	0.04%[3]	0.44%	2.07%	1.79%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.31%[4,5]	0.11%[5]	0.28%[5,6]	0.34%	0.34%
Gross operating expenses	0.35%[4]	0.35%	0.41%	0.42%	0.44%
Net investment income (loss)	1.97%	0.04%	0.47%	2.02%	1.87%
Net assets, end of period (x 1,000,000)	$94,290	$42,245	$56,419	$74,972	$47,721

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4 for additional information).
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
Schwab Value Advantage Money Fund | Annual Report7

Schwab Value Advantage Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.00[2]	0.01	0.02	0.02
Net realized and unrealized gains (losses)	0.00[2]	0.00[2]	0.00[2]	0.00[2]	(0.00)[2]
Total from investment operations	0.02	0.00[2]	0.01	0.02	0.02
Less distributions:
Distributions from net investment income	(0.02)	(0.00)[2,3]	(0.01)	(0.02)	(0.02)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.02)	(0.00)[2]	(0.01)	(0.02)	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.66%	0.04%[3]	0.53%	2.22%	1.94%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.18%[4,5]	0.11%[5]	0.18%[5,6]	0.19%	0.19%
Gross operating expenses	0.20%[4]	0.20%	0.26%	0.27%	0.29%
Net investment income (loss)	2.09%	0.04%	0.56%	2.17%	2.00%
Net assets, end of period (x 1,000,000)	$69,065	$33,078	$37,882	$47,497	$29,554

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4 for additional information).
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
8Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 27.0% OF NET ASSETS
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.40%)	(a)	4.70%	01/03/23	01/09/23	359,500,000	359,500,000
(SOFR + 0.46%)	(a)	4.76%	01/03/23	02/13/23	114,000,000	114,000,000
(SOFR + 0.56%)	(a)	4.86%	01/03/23	03/10/23	400,000,000	400,000,000
(SOFR + 0.50%)	(a)	4.80%	01/03/23	03/13/23	297,000,000	297,000,000
(SOFR + 0.50%)	(a)	4.80%	01/03/23	03/16/23	129,000,000	129,000,000
(SOFR + 0.51%)	(a)	4.81%	01/03/23	03/16/23	95,000,000	94,999,933
(SOFR + 0.51%)	(a)	4.81%	01/03/23	03/24/23	277,000,000	277,000,000
(SOFR + 0.50%)	(a)	4.80%	01/03/23	05/25/23	154,000,000	154,000,000
(SOFR + 0.47%)	(a)	4.77%	01/03/23	06/06/23	113,000,000	113,000,000
(SOFR + 0.45%)	(a)	4.75%	01/03/23	06/20/23	167,000,000	167,000,000
(SOFR + 0.65%)	(a)	4.95%	01/03/23	09/07/23	241,000,000	241,000,000
(SOFR + 0.50%)	(a)	4.80%	01/03/23	09/29/23	388,000,000	388,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)
		3.45%		02/02/23	158,000,000	158,000,000
		4.80%		02/10/23	498,000,000	498,000,000
(SOFR + 0.57%)	(a)	4.87%	01/03/23	02/10/23	81,000,000	81,000,000
(SOFR + 0.57%)	(a)	4.87%	01/03/23	02/13/23	113,000,000	113,000,000
(SOFR + 0.39%)	(a)	4.69%	01/03/23	03/08/23	152,000,000	152,000,000
		4.70%		03/13/23	245,000,000	245,000,000
(SOFR + 0.35%)	(a)	4.65%	01/03/23	03/22/23	268,000,000	268,000,000
BNP PARIBAS (NEW YORK BRANCH)
(SOFR + 0.35%)	(a)	4.65%	01/03/23	03/16/23	300,000,000	300,000,000
(SOFR + 0.53%)	(a)	4.83%	01/03/23	04/11/23	260,000,000	260,000,000
(SOFR + 0.67%)	(a)	4.97%	01/03/23	06/01/23	515,000,000	515,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(SOFR + 0.66%)	(a)	4.96%	01/03/23	05/02/23	644,000,000	644,000,000
CITIBANK NA
		3.02%		01/03/23	395,000,000	395,000,000
		3.55%		02/01/23	300,000,000	300,000,000
		3.60%		02/07/23	560,000,000	560,000,000
(SOFR + 0.73%)	(a)	5.03%	01/03/23	05/04/23	395,000,000	395,000,000
(SOFR + 0.78%)	(a)	5.08%	01/03/23	05/24/23	280,000,000	280,000,000
(SOFR + 0.55%)	(a)	4.85%	01/03/23	06/02/23	400,000,000	400,000,000
See financial notes
Schwab Value Advantage Money Fund | Annual Report9

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.50%)	(a)	4.80%	01/03/23	06/21/23	142,000,000	142,000,000
		5.40%		09/19/23	460,000,000	460,000,000
(SOFR + 0.60%)	(a)	4.90%	01/03/23	09/25/23	480,000,000	480,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
		5.24%		06/02/23	100,000,000	100,000,000
COOPERATIEVE RABOBANK UA (LONDON BRANCH)
(SOFR + 0.47%)	(a)	4.77%	01/03/23	06/20/23	275,000,000	275,000,000
		5.21%		06/20/23	500,000,000	500,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
		5.20%		06/06/23	100,000,000	100,000,000
(SOFR + 0.55%)	(a)	4.85%	01/03/23	07/03/23	150,000,000	150,000,000
(SOFR + 0.65%)	(a)	4.95%	01/03/23	08/22/23	250,000,000	250,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (LONDON BRANCH)
		4.78%		02/17/23	238,000,000	238,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)
		4.52%		01/31/23	82,000,000	82,000,000
		4.72%		03/13/23	250,000,000	250,000,000
		4.70%		03/15/23	500,000,000	500,000,000
		4.75%		04/03/23	235,000,000	235,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)
		4.80%		02/22/23	485,000,000	485,000,000
		4.76%		03/20/23	198,000,000	198,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)
		4.31%		01/05/23	679,000,000	679,000,000
		4.31%		01/09/23	485,000,000	485,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (LONDON BRANCH)
		3.89%		01/04/23	70,000,000	69,992,520
		4.49%		01/17/23	140,000,000	139,758,437
		3.72%		02/17/23	46,000,000	46,000,000
		4.81%		03/01/23	30,000,000	29,774,240
		4.87%		03/20/23	100,000,000	98,984,256
		4.87%		04/04/23	148,000,000	146,200,234
		5.22%		04/20/23	54,000,000	54,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(SOFR + 0.60%)	(a)	4.90%	01/03/23	01/31/23	215,000,000	215,000,000
(SOFR + 0.56%)	(a)	4.86%	01/03/23	02/14/23	51,000,000	51,000,000
(SOFR + 0.52%)	(a)	4.82%	01/03/23	02/15/23	208,000,000	208,000,000
(SOFR + 0.50%)	(a)	4.80%	01/03/23	03/01/23	143,000,000	143,000,000
(SOFR + 0.46%)	(a)	4.76%	01/03/23	03/07/23	309,000,000	309,000,000
(SOFR + 0.80%)	(a)	5.10%	01/03/23	05/01/23	214,000,000	214,000,000
(SOFR + 0.75%)	(a)	5.05%	01/03/23	05/03/23	141,000,000	141,000,000
		5.20%		05/08/23	31,000,000	31,000,000
		5.27%		05/31/23	75,000,000	75,000,000
See financial notes
10Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MIZUHO BANK LTD (NEW YORK BRANCH)
(SOFR + 0.25%)	(a)	4.55%	01/03/23	01/06/23	95,000,000	95,000,000
(SOFR + 0.30%)	(a)	4.60%	01/03/23	01/17/23	140,000,000	140,000,000
(SOFR + 0.30%)	(a)	4.60%	01/03/23	01/19/23	160,000,000	160,000,000
(SOFR + 0.50%)	(a)	4.80%	01/03/23	01/25/23	349,000,000	349,000,000
(SOFR + 0.56%)	(a)	4.86%	01/03/23	02/06/23	175,000,000	175,000,000
(SOFR + 0.47%)	(a)	4.77%	01/03/23	02/23/23	193,000,000	193,000,000
		4.80%		03/08/23	433,000,000	433,000,000
		4.77%		03/13/23	240,000,000	240,000,000
MUFG BANK LTD (LONDON BRANCH)
		4.80%		03/03/23	38,000,000	37,704,806
		4.80%		03/08/23	51,000,000	50,569,960
		4.86%		03/20/23	132,000,000	132,000,000
		4.85%		03/31/23	70,000,000	70,000,000
MUFG BANK LTD (NEW YORK BRANCH)
(SOFR + 0.50%)	(a)	4.80%	01/03/23	01/06/23	249,000,000	249,000,000
(SOFR + 0.55%)	(a)	4.85%	01/03/23	01/11/23	485,000,000	485,000,000
(SOFR + 0.56%)	(a)	4.86%	01/03/23	01/17/23	201,000,000	201,000,000
(SOFR + 0.58%)	(a)	4.88%	01/03/23	02/09/23	385,000,000	385,000,000
(SOFR + 0.36%)	(a)	4.66%	01/03/23	02/13/23	160,000,000	160,000,000
(SOFR + 0.45%)	(a)	4.75%	01/03/23	02/27/23	300,000,000	300,000,000
(SOFR + 0.44%)	(a)	4.74%	01/03/23	02/28/23	171,000,000	171,000,000
(SOFR + 0.43%)	(a)	4.73%	01/03/23	03/01/23	172,000,000	172,000,000
(SOFR + 0.52%)	(a)	4.82%	01/03/23	04/11/23	300,000,000	300,000,000
		4.79%		04/24/23	80,000,000	80,000,000
(SOFR + 0.69%)	(a)	4.99%	01/03/23	05/08/23	302,000,000	302,000,000
		5.16%		05/15/23	205,000,000	205,000,000
(SOFR + 0.61%)	(a)	4.91%	01/03/23	05/17/23	220,000,000	220,000,000
(SOFR + 0.60%)	(a)	4.90%	01/03/23	05/22/23	260,000,000	260,000,000
(SOFR + 0.57%)	(a)	4.87%	01/03/23	06/02/23	142,000,000	142,000,000
NATIXIS (NEW YORK BRANCH)
		4.68%		03/01/23	200,000,000	200,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.48%)	(a)	4.78%	01/03/23	02/27/23	83,100,000	83,100,000
		4.63%		03/13/23	91,540,000	91,536,219
(SOFR + 0.53%)	(a)	4.83%	01/03/23	03/22/23	200,000,000	200,000,000
(SOFR + 0.40%)	(a)	4.70%	01/03/23	04/06/23	99,000,000	99,000,000
(SOFR + 0.71%)	(a)	5.01%	01/03/23	07/21/23	195,000,000	195,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.51%)	(a)	4.81%	01/03/23	01/05/23	495,000,000	495,000,000
(EFFR + 0.46%)	(a)	4.79%	01/03/23	02/06/23	176,000,000	176,000,000
(SOFR + 0.50%)	(a)	4.80%	01/03/23	03/06/23	238,000,000	238,000,000
(SOFR + 0.50%)	(a)	4.80%	01/03/23	03/16/23	344,500,000	344,500,000
(SOFR + 0.70%)	(a)	5.00%	01/03/23	05/22/23	654,000,000	654,000,000
(SOFR + 0.67%)	(a)	4.97%	01/03/23	06/09/23	100,000,000	100,000,000
		4.08%		07/14/23	149,000,000	149,000,000
(SOFR + 0.50%)	(a)	4.80%	01/03/23	07/17/23	275,000,000	275,000,000
(SOFR + 0.50%)	(a)	4.80%	01/03/23	07/19/23	79,000,000	79,000,000
See financial notes
Schwab Value Advantage Money Fund | Annual Report11

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.60%)	(a)	4.90%	01/03/23	08/31/23	400,000,000	400,000,000
(SOFR + 0.57%)	(a)	4.87%	01/03/23	09/14/23	475,000,000	475,000,000
(SOFR + 0.71%)	(a)	5.01%	01/03/23	10/02/23	600,000,000	600,000,000
STATE STREET BANK AND TRUST COMPANY
(SOFR + 0.62%)	(a)	4.92%	01/03/23	04/12/23	495,000,000	495,000,000
(SOFR + 0.64%)	(a)	4.94%	01/03/23	04/14/23	390,000,000	390,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
		3.10%		01/06/23	74,000,000	74,000,000
(SOFR + 0.52%)	(a)	4.82%	01/03/23	01/13/23	163,000,000	163,000,000
(SOFR + 0.58%)	(a)	4.88%	01/03/23	02/03/23	514,000,000	514,000,000
(SOFR + 0.48%)	(a)	4.78%	01/03/23	02/21/23	193,000,000	193,000,000
(SOFR + 0.43%)	(a)	4.73%	01/03/23	03/02/23	242,000,000	242,000,000
(SOFR + 0.40%)	(a)	4.70%	01/03/23	03/08/23	96,000,000	96,000,000
(SOFR + 0.40%)	(a)	4.70%	01/03/23	03/15/23	57,000,000	57,000,000
(SOFR + 0.52%)	(a)	4.82%	01/03/23	04/06/23	197,500,000	197,500,000
(SOFR + 0.65%)	(a)	4.95%	01/03/23	04/19/23	111,000,000	111,000,000
(SOFR + 0.78%)	(a)	5.08%	01/03/23	04/24/23	52,000,000	52,000,000
(SOFR + 0.63%)	(a)	4.93%	01/03/23	05/26/23	493,000,000	493,000,000
(SOFR + 0.40%)	(a)	4.70%	01/03/23	07/05/23	480,000,000	480,000,000
(SOFR + 0.40%)	(a)	4.70%	01/03/23	07/07/23	500,000,000	500,000,000
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)
		4.80%		03/13/23	240,000,000	240,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(SOFR + 0.48%)	(a)	4.78%	01/03/23	01/23/23	195,000,000	195,000,000
(SOFR + 0.57%)	(a)	4.87%	01/03/23	02/07/23	182,000,000	182,000,000
(SOFR + 0.52%)	(a)	4.82%	01/03/23	02/15/23	300,000,000	300,000,000
		4.78%		02/28/23	120,000,000	120,000,000
		4.78%		03/01/23	129,000,000	129,000,000
		4.78%		03/03/23	325,000,000	325,000,000
		4.80%		03/06/23	170,000,000	170,000,000
		4.80%		03/14/23	330,000,000	330,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(SOFR + 0.55%)	(a)	4.85%	01/03/23	01/26/23	499,000,000	499,000,000
(SOFR + 0.60%)	(a)	4.90%	01/03/23	04/06/23	285,000,000	285,000,000
(SOFR + 0.60%)	(a)	4.90%	01/03/23	04/12/23	200,000,000	200,000,000
(SOFR + 0.62%)	(a)	4.92%	01/03/23	04/19/23	196,000,000	196,000,000
(SOFR + 0.55%)	(a)	4.85%	01/03/23	05/19/23	186,000,000	186,000,000
(SOFR + 0.48%)	(a)	4.78%	01/03/23	06/01/23	279,000,000	279,000,000
(SOFR + 0.44%)	(a)	4.74%	01/03/23	06/14/23	200,000,000	200,000,000
(SOFR + 0.60%)	(a)	4.90%	01/03/23	06/29/23	189,000,000	189,000,000
(SOFR + 0.65%)	(a)	4.95%	01/03/23	07/14/23	330,000,000	330,000,000
(SOFR + 0.69%)	(a)	4.99%	01/03/23	08/29/23	475,000,000	475,000,000
SWEDBANK AB (NEW YORK BRANCH)
		4.78%		04/10/23	200,000,000	200,000,000
(SOFR + 0.64%)	(a)	4.94%	01/03/23	05/19/23	500,000,000	500,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(SOFR + 0.42%)	(a)	4.72%	01/03/23	01/04/23	225,000,000	225,000,000
(SOFR + 0.41%)	(a)	4.71%	01/03/23	01/17/23	139,100,000	139,100,000
See financial notes
12Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		3.50%		02/08/23	50,000,000	50,000,000
		3.65%		02/15/23	100,000,000	100,000,000
(SOFR + 0.48%)	(a)	4.78%	01/03/23	02/21/23	483,000,000	483,000,000
(SOFR + 0.48%)	(a)	4.78%	01/03/23	02/24/23	283,000,000	283,000,000
(SOFR + 0.49%)	(a)	4.79%	01/03/23	02/27/23	403,000,000	403,000,000
(SOFR + 0.58%)	(a)	4.88%	01/03/23	02/27/23	343,000,000	343,000,000
(SOFR + 0.50%)	(a)	4.80%	01/03/23	03/02/23	228,800,000	228,800,000
(SOFR + 0.40%)	(a)	4.70%	01/03/23	03/29/23	118,000,000	118,000,000
(SOFR + 0.40%)	(a)	4.70%	01/03/23	04/06/23	158,000,000	158,000,000
(SOFR + 0.64%)	(a)	4.94%	01/03/23	05/11/23	495,000,000	495,000,000
(EFFR + 0.68%)	(a)	5.01%	01/03/23	05/15/23	252,000,000	252,000,000
		5.25%		06/08/23	82,000,000	82,000,000
(SOFR + 0.66%)	(a)	4.96%	01/03/23	06/12/23	148,000,000	148,000,000
(SOFR + 0.48%)	(a)	4.78%	01/03/23	06/13/23	119,000,000	119,000,000
		5.21%		07/28/23	494,000,000	494,000,000
(SOFR + 0.71%)	(a)	5.01%	01/03/23	08/22/23	185,000,000	185,000,000
(SOFR + 0.57%)	(a)	4.87%	01/03/23	09/20/23	106,000,000	106,000,000
		5.40%		10/13/23	240,000,000	240,000,000
TRUIST BANK
		4.31%		01/03/23	146,000,000	146,000,000
		4.45%		01/31/23	1,000,000,000	1,000,000,000
		4.48%		02/02/23	1,930,000,000	1,930,000,000
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)
		5.15%		05/04/23	250,000,000	250,000,000
Total Certificates Of Deposit (Cost $44,006,020,605)						44,006,020,605

ASSET-BACKED COMMERCIAL PAPER 6.8% OF NET ASSETS
ANTALIS SA
	(b)(c)	4.35%		01/04/23	97,000,000	96,988,279
	(b)(c)	4.35%		01/05/23	39,000,000	38,990,575
	(b)(c)	4.83%		03/03/23	78,980,000	78,362,574
ATLANTIC ASSET SECURITIZATION LLC	(b)(c)	4.70%		02/15/23	29,827,000	29,661,336
BARTON CAPITAL SA	(b)(c)	4.71%		03/07/23	88,000,000	87,283,900
BEDFORD ROW FUNDING CORP
(SOFR + 0.45%)	(a)(b)(c)	4.75%	01/03/23	02/01/23	128,000,000	128,000,000
(SOFR + 0.45%)	(a)(b)(c)	4.75%	01/03/23	02/02/23	89,000,000	89,000,000
(SOFR + 0.48%)	(a)(b)(c)	4.78%	01/03/23	02/15/23	250,000,000	250,000,000
(SOFR + 0.40%)	(a)(b)(c)	4.70%	01/03/23	03/08/23	111,000,000	111,000,000
	(b)(c)	3.83%		03/15/23	40,000,000	39,703,378
(SOFR + 0.54%)	(a)(b)(c)	4.84%	01/03/23	03/24/23	191,000,000	191,000,000
(SOFR + 0.38%)	(a)(b)(c)	4.68%	01/03/23	04/17/23	50,000,000	50,000,000
	(b)(c)	5.18%		06/08/23	50,000,000	48,905,833
BENNINGTON STARK CAPITAL COMPANY LLC
	(b)(c)	4.32%		01/04/23	228,783,000	228,755,610
	(b)(c)	4.65%		01/23/23	56,000,000	55,856,889
See financial notes
Schwab Value Advantage Money Fund | Annual Report13

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CAFCO LLC
	(b)(c)	4.31%		01/03/23	92,300,000	92,300,000
	(b)(c)	4.98%		03/10/23	50,000,000	49,550,833
	(b)(c)	4.34%		03/20/23	50,000,000	49,551,389
	(b)(c)	5.18%		04/27/23	25,000,000	24,600,208
CHARIOT FUNDING LLC
	(b)(c)	4.86%		02/28/23	115,000,000	114,144,911
	(b)(c)	4.79%		03/08/23	100,000,000	99,160,889
	(b)(c)	5.18%		05/09/23	305,000,000	299,609,125
	(b)(c)	5.18%		05/15/23	100,000,000	98,148,333
(SOFR + 0.58%)	(a)(b)(c)	4.88%	01/03/23	05/30/23	100,000,000	100,000,000
	(b)(c)	5.18%		05/31/23	30,000,000	29,377,167
	(b)(c)	5.19%		06/08/23	150,000,000	146,717,500
CHARTA LLC
	(b)(c)	4.31%		01/03/23	97,800,000	97,800,000
	(b)(c)	4.31%		01/05/23	49,000,000	48,988,267
	(b)(c)	3.51%		02/03/23	25,000,000	24,925,729
	(b)(c)	4.88%		03/01/23	123,000,000	122,065,200
	(b)(c)	4.98%		03/10/23	50,000,000	49,550,833
	(b)(c)	4.86%		03/16/23	70,000,000	69,330,800
	(b)(c)	5.13%		04/20/23	20,000,000	19,702,778
COLLATERALIZED COMMERCIAL PAPER V CO LLC
(SOFR + 0.54%)	(a)(b)	4.84%	01/03/23	01/17/23	85,000,000	85,000,000
(SOFR + 0.58%)	(a)(b)	4.88%	01/03/23	02/06/23	150,000,000	150,000,000
(SOFR + 0.40%)	(a)(b)	4.70%	01/03/23	03/01/23	163,000,000	163,000,000
	(b)	4.66%		03/03/23	200,000,000	198,488,945
	(b)	4.87%		03/09/23	193,000,000	191,330,818
(SOFR + 0.39%)	(a)(b)	4.69%	01/03/23	04/03/23	110,000,000	110,000,000
(SOFR + 0.45%)	(a)(b)	4.75%	01/03/23	04/05/23	72,000,000	72,000,000
	(b)	4.80%		04/18/23	183,000,000	180,480,700
	(b)	4.83%		04/21/23	300,000,000	295,725,000
CRC FUNDING LLC
	(b)(c)	4.31%		01/03/23	49,300,000	49,300,000
	(b)(c)	4.65%		02/14/23	75,000,000	74,597,500
	(b)(c)	4.93%		03/17/23	75,000,000	74,262,396
	(b)(c)	4.34%		03/20/23	60,000,000	59,461,667
	(b)(c)	4.90%		04/12/23	100,000,000	98,674,500
	(b)(c)	5.13%		04/20/23	50,000,000	49,256,945
	(b)(c)	5.24%		06/06/23	25,000,000	24,453,514
GOTHAM FUNDING CORP
	(b)(c)	4.66%		02/01/23	73,000,000	72,729,495
	(b)(c)	4.72%		02/07/23	180,490,000	179,672,280
	(b)(c)	4.95%		03/07/23	148,000,000	146,738,670
LEGACY CAPITAL COMPANY LLC
(SOFR + 0.68%)	(a)(b)(c)	4.98%	01/03/23	02/16/23	194,000,000	194,000,000
(SOFR + 0.42%)	(a)(b)(c)	4.72%	01/03/23	03/01/23	96,000,000	96,000,000
	(b)(c)	4.75%		03/06/23	100,000,000	100,000,000
See financial notes
14Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LIBERTY STREET FUNDING LLC
	(b)(c)	4.61%		02/01/23	146,000,000	145,464,870
	(b)(c)	4.77%		02/07/23	48,000,000	47,780,667
	(b)(c)	4.87%		02/13/23	40,000,000	39,781,333
	(b)(c)	4.71%		02/21/23	46,000,000	45,708,858
LMA AMERICAS LLC
	(b)(c)	4.62%		01/30/23	100,000,000	99,658,000
	(b)(c)	4.66%		01/31/23	50,000,000	49,821,111
	(b)(c)	4.84%		02/14/23	50,000,000	49,721,750
	(b)(c)	4.71%		02/16/23	40,000,000	39,772,667
	(b)(c)	4.71%		03/01/23	50,500,000	50,128,194
MANHATTAN ASSET FUNDING COMPANY LLC
	(b)(c)	4.32%		01/05/23	73,000,000	72,982,480
(SOFR + 0.38%)	(a)(b)(c)	4.68%	01/03/23	03/15/23	75,000,000	75,000,000
	(b)(c)	4.87%		03/21/23	23,000,000	22,763,867
	(b)(c)	4.66%		03/28/23	47,000,000	46,495,533
	(b)(c)	5.18%		04/24/23	50,000,000	49,221,458
NIEUW AMSTERDAM RECEIVABLES CORPORATION BV	(b)(c)	4.31%		01/03/23	76,761,000	76,761,000
OLD LINE FUNDING LLC
	(b)(c)	3.58%		01/24/23	100,000,000	99,794,083
	(b)(c)	3.58%		02/07/23	90,000,000	89,692,000
	(b)(c)	3.84%		03/15/23	98,000,000	97,271,343
	(b)(c)	5.18%		06/08/23	100,000,000	97,811,667
PRICOA SHORT TERM FUNDING LLC	(b)(c)	5.18%		04/24/23	85,000,000	83,676,479
RIDGEFIELD FUNDING COMPANY LLC
(SOFR + 0.55%)	(a)(b)(c)	4.85%	01/03/23	02/01/23	290,000,000	290,000,000
	(b)(c)	4.77%		03/01/23	45,000,000	44,665,125
	(b)(c)	4.70%		03/07/23	90,367,000	89,631,639
(SOFR + 0.39%)	(a)(b)(c)	4.69%	01/03/23	04/03/23	250,000,000	250,000,000
SHEFFIELD RECEIVABLES COMPANY LLC
	(b)(c)	4.81%		02/09/23	100,000,000	99,512,833
	(b)(c)	4.81%		02/10/23	99,000,000	98,504,670
	(b)(c)	4.82%		02/13/23	338,000,000	336,167,665
	(b)(c)	4.81%		02/21/23	246,000,000	244,412,890
	(b)(c)	4.78%		02/28/23	241,000,000	239,234,273
	(b)(c)	4.81%		03/03/23	83,000,000	82,353,868
	(b)(c)	4.70%		03/10/23	39,000,000	38,668,240
STARBIRD FUNDING CORP
(SOFR + 0.49%)	(a)(b)(c)	4.79%	01/03/23	03/08/23	176,000,000	176,000,000
(SOFR + 0.55%)	(a)(b)(c)	4.85%	01/03/23	04/11/23	388,000,000	388,000,000
	(b)(c)	5.28%		05/08/23	89,000,000	87,411,597
	(b)(c)	5.18%		05/17/23	32,000,000	31,398,489
THUNDER BAY FUNDING LLC	(b)(c)	5.18%		06/08/23	50,000,000	48,905,833
See financial notes
Schwab Value Advantage Money Fund | Annual Report15

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VERSAILLES COMMERCIAL PAPER LLC
	(b)(c)	3.84%		01/04/23	50,000,000	49,994,722
	(b)(c)	3.84%		01/05/23	150,000,000	149,968,333
	(b)(c)	4.61%		02/01/23	49,000,000	48,820,401
	(b)(c)	4.76%		03/01/23	97,000,000	96,278,158
	(b)(c)	4.77%		03/03/23	50,000,000	49,614,861
VICTORY RECEIVABLES CORP
	(b)(c)	4.66%		02/01/23	80,583,000	80,284,395
	(b)(c)	4.72%		02/07/23	167,000,000	166,243,397
	(b)(c)	4.72%		02/08/23	115,000,000	114,464,100
	(b)(c)	4.93%		03/03/23	203,102,000	201,487,621
	(b)(c)	4.95%		03/07/23	293,000,000	290,502,908
	(b)(c)	4.75%		03/10/23	200,000,000	198,280,333
Total Asset-Backed Commercial Paper (Cost $11,094,318,477)						11,094,318,477

FINANCIAL COMPANY COMMERCIAL PAPER 11.6% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(SOFR + 0.35%)	(a)(c)	4.65%	01/03/23	03/16/23	200,000,000	200,000,000
(SOFR + 0.35%)	(a)(c)	4.65%	01/03/23	03/17/23	200,000,000	200,000,000
(SOFR + 0.63%)	(a)(c)	4.93%	01/03/23	05/08/23	290,000,000	290,000,000
BANK OF MONTREAL
(SOFR + 0.54%)	(a)(c)	4.84%	01/03/23	06/07/23	585,000,000	585,000,000
BANK OF NOVA SCOTIA
(SOFR + 0.47%)	(a)(c)	4.77%	01/03/23	03/17/23	197,000,000	197,000,000
(SOFR + 0.65%)	(a)(c)	4.95%	01/03/23	06/14/23	100,000,000	100,000,000
(SOFR + 0.72%)	(a)(c)	5.02%	01/03/23	07/19/23	200,000,000	200,000,000
BARCLAYS BANK UK PLC
	(c)	4.32%		01/04/23	97,000,000	96,988,360
	(c)	4.33%		01/04/23	388,000,000	387,953,440
	(c)	4.32%		01/05/23	312,000,000	311,925,120
	(c)	4.32%		01/06/23	339,000,000	338,877,960
	(c)	4.33%		01/09/23	116,000,000	115,916,480
BAYERISCHE LANDESBANK (NEW YORK BRANCH)
		4.33%		01/03/23	485,000,000	485,000,000
		4.33%		01/09/23	577,000,000	576,583,598
		4.32%		01/11/23	250,000,000	249,761,111
	(c)	4.40%		02/01/23	300,000,000	298,941,500
BNP PARIBAS SA
(SOFR + 0.56%)	(a)(c)	4.86%	01/03/23	02/02/23	500,000,000	500,000,000
BOFA SECURITIES INC
(SOFR + 0.46%)	(a)(c)	4.76%	01/03/23	02/10/23	290,000,000	290,000,000
(SOFR + 0.46%)	(a)(c)	4.76%	01/03/23	02/23/23	196,000,000	196,000,000
CITIGROUP GLOBAL MARKETS INC
(SOFR + 0.40%)	(a)(c)	4.70%	01/03/23	03/20/23	400,000,000	400,000,000
(SOFR + 0.50%)	(a)(c)	4.80%	01/03/23	04/11/23	385,000,000	385,000,000
	(c)	4.89%		04/21/23	15,000,000	14,783,550
See financial notes
16Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.75%)	(a)(c)	5.05%	01/03/23	05/01/23	295,000,000	295,000,000
	(c)	5.23%		05/09/23	490,000,000	481,270,650
DBS BANK LTD	(c)	4.65%		03/16/23	84,000,000	83,227,200
FEDERATION DES CAISSES DESJARDINS DU QUEBEC
(SOFR + 0.45%)	(a)(c)	4.75%	01/03/23	02/23/23	250,000,000	250,000,000
	(c)	5.15%		05/10/23	145,000,000	142,432,131
JP MORGAN SECURITIES LLC
(SOFR + 0.56%)	(a)(c)	4.86%	01/03/23	05/30/23	200,000,000	200,000,000
LLOYDS BANK PLC
(SOFR + 0.45%)	(a)	4.75%	01/03/23	01/24/23	244,000,000	244,000,000
(SOFR + 0.48%)	(a)	4.78%	01/03/23	01/25/23	300,000,000	300,000,000
MACQUARIE BANK LTD
(SOFR + 0.37%)	(a)(c)	4.67%	01/03/23	01/25/23	233,000,000	233,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	(c)	4.99%		04/03/23	92,000,000	90,873,000
MIZUHO BANK LTD (SINGAPORE BRANCH)
	(c)	4.76%		02/08/23	485,000,000	482,722,925
	(c)	4.80%		02/09/23	160,000,000	159,221,356
	(c)	4.80%		02/17/23	148,000,000	147,124,950
	(c)	4.82%		02/28/23	98,000,000	97,275,889
	(c)	4.84%		02/28/23	41,000,000	40,695,780
	(c)	4.73%		03/06/23	28,000,000	27,774,802
	(c)	4.76%		03/07/23	67,000,000	66,448,339
	(c)	4.78%		03/15/23	84,000,000	83,217,225
NATIONAL AUSTRALIA BANK LTD
(SOFR + 0.55%)	(a)(c)	4.85%	01/03/23	02/01/23	88,000,000	88,000,000
(SOFR + 0.44%)	(a)(c)	4.74%	01/03/23	03/01/23	200,000,000	200,000,000
NATIONAL BANK OF CANADA
(SOFR + 0.55%)	(a)(c)	4.85%	01/03/23	01/19/23	337,000,000	337,000,000
(SOFR + 0.45%)	(a)(c)	4.75%	01/03/23	02/17/23	133,000,000	133,000,000
	(c)	5.21%		06/07/23	73,000,000	71,406,471
NATIONWIDE BUILDING SOCIETY	(c)	4.25%		01/04/23	300,000,000	299,964,833
OVERSEA-CHINESE BANKING CORPORATION LTD	(c)	4.88%		04/03/23	35,450,000	35,024,600
SKANDINAVISKA ENSKILDA BANKEN AB
(SOFR + 0.52%)	(a)(c)	4.82%	01/03/23	02/13/23	400,000,000	400,000,000
(SOFR + 0.56%)	(a)(c)	4.86%	01/03/23	03/09/23	300,000,000	300,000,000
(SOFR + 0.51%)	(a)(c)	4.81%	01/03/23	03/15/23	247,000,000	247,000,000
(SOFR + 0.60%)	(a)(c)	4.90%	01/03/23	04/06/23	172,000,000	172,000,000
(SOFR + 0.36%)	(a)(c)	4.66%	01/03/23	04/20/23	350,000,000	350,000,000
(SOFR + 0.36%)	(a)(c)	4.66%	01/03/23	04/24/23	175,000,000	175,000,000
(SOFR + 0.72%)	(a)(c)	5.02%	01/03/23	06/01/23	99,000,000	99,000,000
(SOFR + 0.70%)	(a)(c)	5.00%	01/03/23	06/05/23	300,000,000	300,000,000
(SOFR + 0.64%)	(a)(c)	4.94%	01/03/23	06/14/23	285,000,000	285,000,000
See financial notes
Schwab Value Advantage Money Fund | Annual Report17

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)
	(c)	4.82%		02/21/23	392,000,000	389,465,611
	(c)	4.84%		03/08/23	36,000,000	35,694,720
	(c)	4.79%		03/22/23	100,000,000	98,977,333
SWEDBANK AB
(SOFR + 0.52%)	(a)	4.82%	01/03/23	02/10/23	297,000,000	297,000,000
(SOFR + 0.45%)	(a)	4.75%	01/03/23	02/22/23	191,000,000	191,000,000
(SOFR + 0.51%)	(a)	4.81%	01/03/23	04/12/23	243,000,000	243,000,000
UBS AG (LONDON BRANCH)
(SOFR + 0.58%)	(a)(c)	4.88%	01/03/23	01/12/23	297,000,000	297,000,000
(SOFR + 0.61%)	(a)(c)	4.91%	01/03/23	01/20/23	280,000,000	280,000,000
(SOFR + 0.50%)	(a)(c)	4.80%	01/03/23	02/16/23	295,000,000	295,000,000
(SOFR + 0.40%)	(a)(c)	4.70%	01/03/23	03/07/23	100,000,000	100,000,000
(SOFR + 0.40%)	(a)(c)	4.70%	01/03/23	03/13/23	96,000,000	96,000,000
(SOFR + 0.41%)	(a)(c)	4.71%	01/03/23	03/27/23	250,000,000	250,000,000
(SOFR + 0.68%)	(a)(c)	4.98%	01/03/23	04/20/23	495,000,000	495,000,000
(SOFR + 0.65%)	(a)(c)	4.95%	01/03/23	05/15/23	150,000,000	150,000,000
(SOFR + 0.68%)	(a)(c)	4.98%	01/03/23	05/18/23	400,000,000	400,000,000
(SOFR + 0.68%)	(a)(c)	4.98%	01/03/23	05/22/23	290,000,000	290,000,000
(SOFR + 0.62%)	(a)(c)	4.92%	01/03/23	06/14/23	440,000,000	440,000,000
UNITED OVERSEAS BANK LTD
(SOFR + 0.46%)	(a)(c)	4.76%	01/03/23	02/23/23	130,000,000	130,000,000
(SOFR + 0.37%)	(a)(c)	4.67%	01/03/23	03/06/23	200,000,000	200,000,000
	(c)	4.87%		03/21/23	150,000,000	148,463,208
(SOFR + 0.47%)	(a)(c)	4.77%	01/03/23	03/22/23	100,000,000	100,000,000
(SOFR + 0.40%)	(a)(c)	4.70%	01/03/23	03/29/23	268,000,000	268,000,000
WESTPAC BANKING CORP
(SOFR + 0.48%)	(a)(c)	4.78%		01/03/23	98,000,000	98,000,000
	(c)	5.24%		05/10/23	290,000,000	284,782,417
Total Financial Company Commercial Paper (Cost $18,913,794,559)						18,913,794,559

NON-FINANCIAL COMPANY COMMERCIAL PAPER 0.7% OF NET ASSETS
TOTALENERGIES CAPITAL CANADA LTD
	(b)(c)	4.35%		01/04/23	266,700,000	266,667,848
TOYOTA CREDIT CANADA INC
		5.18%		05/15/23	90,000,000	88,333,500
		5.27%		05/24/23	100,000,000	97,990,750
TOYOTA FINANCE AUSTRALIA LTD
		5.18%		05/16/23	230,000,000	225,708,902
TOYOTA MOTOR CREDIT CORP
(SOFR + 0.55%)	(a)	4.85%	01/03/23	05/08/23	250,000,000	250,000,000
(SOFR + 0.55%)	(a)	4.85%	01/03/23	05/16/23	205,000,000	205,000,000
Total Non-Financial Company Commercial Paper (Cost $1,133,701,000)						1,133,701,000

See financial notes
18Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NON-NEGOTIABLE TIME DEPOSITS 4.2% OF NET ASSETS
ABN AMRO BANK NV
		4.32%		01/03/23	291,000,000	291,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)
		4.32%		01/04/23	1,018,000,000	1,018,000,000
		4.32%		01/05/23	2,126,000,000	2,126,000,000
		4.32%		01/06/23	486,000,000	486,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)
		4.32%		01/04/23	1,569,000,000	1,569,000,000
CREDIT INDUSTRIEL ET COMMERCIAL
		4.34%		01/04/23	242,000,000	242,000,000
		4.34%		01/05/23	485,000,000	485,000,000
ROYAL BANK OF CANADA
		4.32%		01/03/23	460,000,000	460,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
		4.31%		01/03/23	97,000,000	97,000,000
TORONTO-DOMINION BANK/THE
		4.32%		01/03/23	149,000,000	149,000,000
Total Non-Negotiable Time Deposits (Cost $6,923,000,000)						6,923,000,000

VARIABLE RATE DEMAND NOTES 0.4% OF NET ASSETS
ABAG FINANCE AUTH
RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	(d)	4.40%		01/06/23	17,550,000	17,550,000
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	(d)	4.40%		01/06/23	2,530,000	2,530,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(d)	4.38%		01/06/23	48,000,000	48,000,000
EAGLE CNTY
(BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	(d)	4.48%		01/06/23	1,500,000	1,500,000
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	(d)	4.48%		01/06/23	2,410,000	2,410,000
GREYSHOE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.38%		01/06/23	31,640,000	31,640,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(d)	4.38%		01/06/23	49,000,000	49,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	4.37%		01/06/23	23,800,000	23,800,000
ILLINOIS HSG DEV AUTH 2016
M/F RB SERIES 2022C (LIQ: FEDERAL HOME LOAN BANKS)	(d)	4.37%		01/06/23	11,760,000	11,760,000
See financial notes
Schwab Value Advantage Money Fund | Annual Report19

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	(d)	4.35%		01/06/23	990,000	990,000
MACON-BIBB CNTY INDUSTRIAL AUTH
IDRB SERIES 2015 (LOC: BANK OF AMERICA NA)	(d)	4.37%		01/06/23	5,130,000	5,130,000
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SOCIETE GENERALE SA)	(c)(d)	4.48%		01/06/23	30,000,000	30,000,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	4.48%		01/06/23	31,000,000	31,000,000
NUVEEN PREFERRED & INCOME OPPORTUNITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	4.48%		01/06/23	36,000,000	36,000,000
NUVEEN PREFERRED & INCOME SECURITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	(d)	4.48%		01/06/23	72,000,000	72,000,000
NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	(c)(d)	4.48%		01/06/23	19,000,000	19,000,000
NUVEEN VARIABLE RATE PREFERRED & INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: TORONTO-DOMINION BANK/THE)	(c)(d)	4.49%		01/06/23	20,000,000	20,000,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(d)	4.39%		01/06/23	70,995,000	70,995,000
TAXABLE WATER REFUNDING RB SERIES 2022C2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	(d)	4.34%		01/06/23	92,850,000	92,850,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	(d)	4.48%		01/06/23	5,885,000	5,885,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: UBS AG)	(d)	4.35%		01/06/23	58,470,000	58,470,000
WAELZ SUSTAINABLE PRODUCTS
TAXABLE NOTES SERIES 2022 (LOC: COMERICA BANK)	(d)	4.46%		01/06/23	48,000,000	48,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(d)	4.40%		01/06/23	21,375,000	21,375,000
Total Variable Rate Demand Notes (Cost $699,885,000)						699,885,000

OTHER INSTRUMENTS 0.8% OF NET ASSETS
BANK OF AMERICA NA
(SOFR + 0.50%)	(a)	4.80%	01/03/23	01/05/23	178,000,000	178,000,000
(SOFR + 0.51%)	(a)	4.81%	01/03/23	03/15/23	200,000,000	200,000,000
		5.25%		05/15/23	400,000,000	400,000,000
See financial notes
20Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.25%		05/16/23	395,000,000	395,000,000
		5.35%		06/09/23	175,000,000	175,000,000
Total Other Instruments (Cost $1,348,000,000)						1,348,000,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 45.3% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 10.4%
BANCO SANTANDER SA
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	77,036,874	77,000,000
(Collateralized by U.S. Government Agency Securities valued at $79,310,000, 2.00% - 6.00%, due 01/01/30 - 09/01/57)
BANK OF MONTREAL
Issued 11/30/22, repurchase date 01/30/23		4.21%		01/06/23	307,324,045	306,000,000
(Collateralized by U.S. Government Agency Securities valued at $317,425,701, 2.00% - 6.00%, due 12/01/37 - 12/01/52)
BARCLAYS BANK PLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	384,183,467	384,000,000
(Collateralized by U.S. Government Agency Securities valued at $395,708,971, 2.00% - 6.50%, due 04/20/26 - 12/20/52)
BOFA SECURITIES INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	3,160,509,300	3,159,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,253,770,000, 1.50% - 6.04%, due 03/01/23 - 01/01/53)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	576,275,200	576,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $591,029,566, 0.00% - 7.00%, due 01/24/23 - 12/20/52)
FICC - BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	1,163,556,948	1,163,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,195,827,431, 2.00% - 4.50%, due 01/01/42 - 12/01/52)
JP MORGAN SECURITIES LLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	4,800,292,378	4,798,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,941,940,000, 1.50% - 7.50%, due 04/01/28 - 01/01/59)
MIZUHO SECURITIES USA LLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	101,048,256	101,000,000
(Collateralized by U.S. Treasury Securities valued at $103,020,022, 0.25% - 2.88%, due 03/15/23 - 11/15/30)
See financial notes
Schwab Value Advantage Money Fund | Annual Report21

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
MUFG SECURITIES AMERICAS INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	39,018,633	39,000,000
(Collateralized by U.S. Government Agency Securities valued at $40,950,000, 1.81% - 4.72%, due 07/25/24 - 07/25/52)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	770,367,889	770,000,000
(Collateralized by U.S. Treasury Securities valued at $785,400,097, 0.00% - 7.13%, due 12/31/22 - 02/15/47)
RBC DOMINION SECURITIES INC
Issued 12/28/22, repurchase date 01/04/23		4.30%		01/04/23	1,545,290,956	1,544,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,591,078,794, 0.00% - 5.50%, due 04/27/23 - 10/20/52)
ROYAL BANK OF CANADA
Issued 12/15/22, repurchase date 02/02/23		4.32%		01/06/23	3,853,145,520	3,843,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,954,977,109, 0.00% - 7.63%, due 01/05/23 - 02/20/69)
WELLS FARGO SECURITIES LLC
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	154,073,749	154,000,000
(Collateralized by U.S. Government Agency Securities valued at $160,236,699, 2.00% - 7.00%, due 03/01/27 - 01/01/53)
						16,914,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 31.2%
BANK OF MONTREAL
Issued 12/08/22, repurchase date 01/25/23		4.28%		01/06/23	670,303,116	668,000,000
(Collateralized by U.S. Treasury Securities valued at $685,248,301, 0.13% - 3.88%, due 01/15/25 - 02/15/52)
BARCLAYS BANK PLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	71,476,953	71,442,819
(Collateralized by U.S. Treasury Securities valued at $72,906,554, 1.50%, due 02/15/25)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	48,973,387,222	48,950,000,000
(Collateralized by U.S. Treasury Securities valued at $48,973,387,294, 0.63% - 2.88%, due 02/15/25 - 02/15/31)
FICC - BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	1,343,641,656	1,343,000,000
(Collateralized by U.S. Treasury Securities valued at $1,369,860,056, 0.13% - 6.13%, due 02/15/24 - 02/15/51)
						51,032,442,819
See financial notes
22Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
OTHER REPURCHASE AGREEMENTS** 3.7%
BMO CAPITAL MARKETS CORP
Issued 12/28/22, repurchase date 01/04/23		4.41%		01/04/23	121,103,758	121,000,000
(Collateralized by U.S. Treasury Securities, common
stocks, ETFs, corporate bonds, asset backed securities,
American depositary receipts, or non-agency
collateralized mortgage obligations valued at
$126,709,229, 0.50% - 7.30%, due 01/24/23 - 10/15/52)

BNP PARIBAS SA
Issued 12/28/22, repurchase date 01/04/23		4.42%		01/04/23	344,295,649	344,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$394,081,516, 2.38% - 16.64%, due 02/26/24 - 12/31/00)

Issued 12/28/22, repurchase date 01/04/23		4.47%		01/04/23	412,358,097	412,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$474,212,063, 0.00% - 11.25%, due 11/01/25 - 08/25/45)

Issued 12/07/22, repurchase date 03/07/23		4.65%		02/03/23	146,086,292	145,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$168,682,662, 0.00% - 17.72%, due 07/15/24 - 12/25/66)

Issued 12/28/22, repurchase date 03/28/23		4.76%		02/03/23	194,949,091	194,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$206,296,677, 0.88% - 10.75%, due 09/15/23 - 12/31/00)

BOFA SECURITIES INC
Issued 12/30/22, repurchase date 02/13/23	(a)	4.72%	01/03/23	02/03/23	421,927,333	420,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$483,000,000, 0.00% - 9.03%, due 02/11/28 - 08/25/67)
(SOFR + 0.42%)

Issued 12/30/22, repurchase date 02/13/23	(a)	4.72%	01/03/23	02/03/23	975,455,811	971,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$1,116,650,000, 0.00% - 11.05%, due 03/25/25 -
01/29/70)
(SOFR + 0.42%)

Issued 12/01/22, repurchase date 03/31/23	(a)	4.82%	01/03/23	03/30/23	245,855,732	242,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$261,360,000, 0.00%, due 01/01/49 - 12/31/00)
(SOFR + 0.52%)

See financial notes
Schwab Value Advantage Money Fund | Annual Report23

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
JP MORGAN SECURITIES LLC
Issued 12/09/22, repurchase date 01/09/23	(a)	4.50%	01/03/23	01/09/23	729,817,125	727,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$838,165,207, 0.00% - 16.19%, due 04/13/23 - 12/31/00)
(SOFR + 0.20%)

Issued 12/15/22, repurchase date 06/13/23	(a)	4.72%	01/03/23	03/30/23	427,809,533	422,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$486,248,763, 0.01% - 13.67%, due 03/20/23 - 12/31/00)
(SOFR + 0.42%)

Issued 10/07/22, repurchase date 04/05/23	(a)	4.77%	01/03/23	03/30/23	842,997,320	824,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$956,665,901, 0.00% - 14.69%, due 05/05/23 - 08/25/70)
(SOFR + 0.47%)

MIZUHO SECURITIES USA LLC
Issued 12/30/22, repurchase date 01/03/23		4.42%		01/03/23	73,035,851	73,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$78,840,205, 0.00%, due 01/01/49 - 12/31/00)

Issued 12/13/22, repurchase date 01/13/23		4.47%		01/13/23	48,184,760	48,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$51,840,076, 0.00%, due 12/31/00)

RBC CAPITAL MARKETS LLC
Issued 12/28/22, repurchase date 01/04/23		4.42%		01/04/23	679,583,563	679,000,000
(Collateralized by U.S. Treasury Securities, common
stocks, ETFs, corporate bonds, asset backed securities,
American depositary receipts, or non-agency
collateralized mortgage obligations valued at
$713,584,652, 0.00% - 10.20%, due 02/23/23 - 12/31/00)

WELLS FARGO SECURITIES LLC
Issued 11/07/22, repurchase date 05/08/23		4.86%		04/04/23	311,093,900	305,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$359,368,632, 0.53% - 10.87%, due 03/25/23 - 05/25/65)

See financial notes
24Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/14/22, repurchase date 06/12/23		5.16%		04/04/23	172,704,700	170,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$200,543,901, 0.00% - 10.47%, due 01/15/25 - 04/25/69)

						6,097,000,000
Total Repurchase Agreements (Cost $74,043,442,819)						74,043,442,819
Total Investments in Securities (Cost $158,162,162,460)						158,162,162,460

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 12/31/00.

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Credit-enhanced or liquidity-enhanced.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $26,378,410,712 or 16.1% of net assets.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

AUTH —	Authority
CNTY —	County
DEV —	Development
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
HSG —	Housing
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At December 31, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Value Advantage Money Fund | Annual Report25

Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$84,118,719,641
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		74,043,442,819
Cash		4,820,579,684
Receivables:
Fund shares sold		2,018,277,184
Interest		332,200,934
Prepaid expenses	+	3,266,054
Total assets		165,336,486,316

Liabilities
Payables:
Investments bought		1,272,783,833
Fund shares redeemed		491,374,903
Distributions to shareholders		188,658,771
Investment adviser and administrator fees		23,565,468
Shareholder service fees		1,399,683
Independent trustees’ fees		1,547
Accrued expenses	+	3,709,890
Total liabilities		1,981,494,095
Net assets		$163,354,992,221

Net Assets by Source
Capital received from investors		$163,354,992,221
Net assets		$163,354,992,221

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$94,290,129,572		94,288,430,850		$1.00
Ultra Shares	$69,064,862,649		69,063,675,169		$1.00

See financial notes
26Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$2,178,143,249

Expenses
Investment adviser and administrator fees		181,429,776
Shareholder service fees:
Investor Shares		82,626,337
Registration fees		3,508,826
Proxy fees[1]		1,496,288
Custodian fees		1,272,313
Portfolio accounting fees		818,806
Shareholder reports		700,816
Professional fees		196,953
Independent trustees’ fees		162,008
Transfer agent fees		1,326
Other expenses	+	663,453
Total expenses		272,876,902
Expense reduction	–	26,913,701
Net expenses	–	245,963,201
Net investment income		1,932,180,048

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		19,783
Increase in net assets resulting from operations		$1,932,199,831

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).
See financial notes
Schwab Value Advantage Money Fund | Annual Report27

Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$1,932,180,048	$29,661,168
Net realized gains	+	19,783	9,276
Increase in net assets from operations		$1,932,199,831	$29,670,444

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($1,086,735,284)	($17,251,715)
Ultra Shares	+	(845,462,963)	(12,414,827)
Total distributions		($1,932,198,247)	($29,666,542)

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		101,563,715,487	16,073,464,443
Ultra Shares	+	87,751,606,766	23,051,474,291
Total shares sold		189,315,322,253	39,124,938,734
Shares Reinvested
Investor Shares		820,693,630	14,038,849
Ultra Shares	+	662,088,854	10,043,474
Total shares reinvested		1,482,782,484	24,082,323
Shares Redeemed
Investor Shares		(50,339,619,587)	(30,261,185,452)
Ultra Shares	+	(52,426,771,227)	(27,865,832,468)
Total shares redeemed		(102,766,390,814)	(58,127,017,920)
Net transactions in fund shares		88,031,713,923	(18,977,996,863)

NET ASSETS
Beginning of period		$75,323,276,714	$94,301,269,675
Total increase (decrease)	+	88,031,715,507	(18,977,992,961)
End of period		$163,354,992,221	$75,323,276,714

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
28Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Value Advantage Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Value Advantage Money Fund offers two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
Schwab Value Advantage Money Fund | Annual Report29

Schwab Value Advantage Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and exchange-traded funds.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2022, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2022, the fund had investments in repurchase agreements with a gross value of $74,043,442,819 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Delayed-Delivery and When-Issued Transactions: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Effective August 19, 2022, the fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or
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Schwab Value Advantage Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
The fund offers multiple share classes. The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer
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Schwab Value Advantage Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as
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Schwab Value Advantage Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
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Schwab Value Advantage Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Investor Shares	0.34%
Ultra Shares	0.19%
During the period ended December 31, 2022, the fund waived a total of $26,913,701 in expenses: $7,335,694 was waived in accordance with the contractual expense limitation agreement and $19,578,007 was waived voluntarily.
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Schwab Value Advantage Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2022, the fund’s purchases and sales of securities with other funds in the Fund Complex was $0 and $483,879,088 respectively, and includes realized gains of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2022, the tax basis cost of the fund’s investments was $158,162,162,460.
As of December 31, 2022, the fund had no components of distributable earnings on a tax basis.
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Schwab Value Advantage Money Fund
Financial Notes (continued)

7. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$1,932,198,247	$29,666,542
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Value Advantage Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Value Advantage Money Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Value Advantage Money Fund (the “Fund”), one of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Value Advantage Money Fund
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2022, the fund designates 98.60% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
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Schwab Value Advantage Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
Schwab Value Advantage Money Fund | Annual Report39

Schwab Value Advantage Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
40Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

Schwab Value Advantage Money Fund | Annual Report41

Schwab Value Advantage Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
42Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
American depositary receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
Schwab Value Advantage Money Fund | Annual Report43

Schwab Value Advantage Money Fund
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
44Schwab Value Advantage Money Fund | Annual Report

Notes

Notes

Notes

Schwab Value Advantage Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13860-26
00282281

Annual Report | December 31, 2022
Schwab Government Money Funds

Schwab Government
Money Fund
Schwab U.S. Treasury
Money Fund
Schwab Treasury Obligations
Money Fund

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Government Money Funds | Annual Report1

Schwab Government Money Funds
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the funds
covered in this report.
Dear Shareholder,
Financial markets faced a tough environment in 2022, coming under pressure due to rampant inflation, rising interest rates, and increasing geopolitical uncertainty. Focus shifted early in the year from the ongoing COVID-19 pandemic to Russia’s invasion of Ukraine in late-February. Inflation, already ticking up at the start of the year, accelerated in the face of spiking commodity prices exacerbated by the war in Ukraine. Central banks, led by the U.S. Federal Reserve, aggressively hiked interest rates to slow economic growth and curb inflation. The U.S. federal funds rate increased from near zero in January and February to over 4% by December, the most rapid increase since the early 1980s. U.S. economic growth slowed in the face of these challenges, with gross domestic product contracting during the first and second quarters of the year before rebounding into positive territory. Stocks and bonds declined sharply, with the S&P 500® Index, a bellwether for the overall U.S. equities market, posting its largest calendar year drop since the 2008 recession and the broad U.S. bond market, as measured by the Bloomberg US Aggregate Bond Index, suffering its steepest decline on record.
With stock and bond prices plunging, money market funds offered investors one of few safe havens available. Money market funds produced their strongest returns in years and investors relied on the funds as vehicles for capital preservation and daily liquidity. The Schwab Government Money Funds continue to focus on liquidity and stability to meet our clients’ ongoing needs. The funds benefit from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers.
In regulatory matters, the U.S. Securities and Exchange Commission (SEC) continued work on proposed reforms that could change the way that money market funds operate in the future. At this time, the adoption and implementation of the proposed money market regulatory reform remains subject to the SEC’s rulemaking and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes. As one of the largest money market fund managers in the industry, Schwab Asset Management continues to monitor and assess these proposals, and provide feedback to the SEC, as appropriate.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Government Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

“Financial markets faced a tough environment in 2022, coming under pressure due to rampant inflation, rising interest rates, and increasing geopolitical uncertainty.”
Past performance is no guarantee of future results.
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
2Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at
American Century Investments. She was most recently a portfolio manager and, from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for
15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.

Schwab Government Money Funds | Annual Report3

Schwab Government Money Fund

The Schwab Government Money Fund’s (the fund) goal is to seek the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, interest rates rose as a result of persistently high inflation stemming from a tight labor market, supply chain constraints, and high energy prices in the wake of the COVID-19 pandemic and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Given expectations of further rate hikes into 2023, along with persistently high—albeit declining in the second half of the year—inflation, longer-term bond and equity markets weakened, with the S&P 500® Index and Bloomberg US Aggregate Bond Index posting their worst calendar year returns in more than a decade. Yields on short-term money market securities increased and demand remained high. At the same time, supply of U.S. Treasuries declined as the U.S. Treasury’s borrowing needs decreased. As a result, high demand for the Fed’s Overnight Reverse Repurchase Agreement facility drove usage to an all-time high.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. Over the reporting period, the European Central Bank raised its interest rate four times and the Bank of England raised its key official bank rate eight times. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target of its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In anticipation of the Fed’s short-term interest rate increases early in the reporting period, followed by the Fed’s subsequent actions, the fund’s weighted average maturity (WAM) was shortened, beginning the reporting period at 34 days and ending it at 20 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	20 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Investor Shares	Ultra Shares
Ticker Symbol	SWGXX	SNVXX	SGUXX
Minimum Initial Investment[1]	*	None	$1,000,000
Seven-Day Yield (with waivers)[2]	3.81%	3.91%	4.06%
Seven-Day Yield (without waivers)[2]	3.80%	3.90%	4.05%
Seven-Day Effective Yield (with waivers)[2]	3.88%	3.99%	4.14%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*
Subject to the eligibility terms and conditions of your Schwab account agreement.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Government Money Funds | Annual Report5

Schwab U.S. Treasury Money Fund

The Schwab U.S. Treasury Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund will invest at least 99.5% of its total assets in cash and/or government securities (including bills and notes); under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, interest rates rose as a result of persistently high inflation stemming from a tight labor market, supply chain constraints, and high energy prices in the wake of the COVID-19 pandemic and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Given expectations of further rate hikes into 2023, along with persistently high—albeit declining in the second half of the year—inflation, longer-term bond and equity markets weakened, with the S&P 500® Index and Bloomberg US Aggregate Bond Index posting their worst calendar year returns in more than a decade. Yields on short-term money market securities increased and demand remained high. At the same time, supply of U.S. Treasuries declined as the U.S. Treasury’s borrowing needs decreased. As a result, high demand for the Fed’s Overnight Reverse Repurchase Agreement facility drove usage to an all-time high.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. Over the reporting period, the European Central Bank raised its interest rate four times and the Bank of England raised its key official bank rate eight times. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target of its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In anticipation of the Fed’s short-term interest rate increases early in the reporting period, followed by the Fed’s subsequent actions, the fund’s weighted average maturity (WAM) was shortened, beginning it at 53 days and ending it at 38 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	38 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6Schwab Government Money Funds | Annual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab U.S. Treasury Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SNSXX	SUTXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	3.70%	3.85%
Seven-Day Yield (without waivers)[2]	3.69%	3.84%
Seven-Day Effective Yield (with waivers)[2]	3.77%	3.92%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Government Money Funds | Annual Report7

Schwab Treasury Obligations Money Fund

The Schwab Treasury Obligations Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, interest rates rose as a result of persistently high inflation stemming from a tight labor market, supply chain constraints, and high energy prices in the wake of the COVID-19 pandemic and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Given expectations of further rate hikes into 2023, along with persistently high—albeit declining in the second half of the year—inflation, longer-term bond and equity markets weakened, with the S&P 500® Index and Bloomberg US Aggregate Bond Index posting their worst calendar year returns in more than a decade. Yields on short-term money market securities increased and demand remained high. At the same time, supply of U.S. Treasuries declined as the U.S. Treasury’s borrowing needs decreased. As a result, high demand for the Fed’s Overnight Reverse Repurchase Agreement facility drove usage to an all-time high.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. Over the reporting period, the European Central Bank raised its interest rate four times and the Bank of England raised its key official bank rate eight times. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target of its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In anticipation of the Fed’s short-term interest rate increases early in the reporting period, followed by the Fed’s subsequent actions, the fund’s weighted average maturity (WAM) was shortened, beginning the reporting period at 39 days and ending it at 8 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	8 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
8Schwab Government Money Funds | Annual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Treasury Obligations Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SNOXX	SCOXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	3.99%	4.14%
Seven-Day Yield (without waivers)[2]	3.96%	4.11%
Seven-Day Effective Yield (with waivers)[2]	4.07%	4.23%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Government Money Funds | Annual Report9

Schwab Government Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2022 and held through December 31, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1]	BEGINNING ACCOUNT VALUE AT 7/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/22	EXPENSES PAID DURING PERIOD 7/1/22-12/31/22[2]
Schwab Government Money Fund
Sweep Shares
Actual Return	0.44%	$1,000.00	$1,012.10	$2.23
Hypothetical 5% Return	0.44%	$1,000.00	$1,022.99	$2.24
Investor Shares
Actual Return	0.34%	$1,000.00	$1,012.60	$1.72
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,013.30	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97
Schwab U.S. Treasury Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,012.00	$1.72
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,012.80	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97
Schwab Treasury Obligations Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,013.00	$1.73
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,013.70	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by 365 days in the fiscal year.

10Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Sweep Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.00[2]	0.00[2]	0.02	0.01
Net realized and unrealized gains (losses)	0.00[2]	0.00[2]	0.00[2]	—	0.00[2]
Total from investment operations	0.01	0.00[2]	0.00[2]	0.02	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[2,3]	(0.00)[2]	(0.02)	(0.01)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	(0.00)[2]
Total distributions	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.29%	0.02%[3]	0.23%	1.65%	1.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35%[4,5]	0.06%[5]	0.30%[5,6]	0.59%	0.62%
Gross operating expenses	0.45%[4]	0.45%	0.52%	0.59%	0.62%
Net investment income ( loss)	1.21%	0.02%	0.18%	1.64%	1.12%
Net assets, end of period (x 1,000,000)	$20,458	$24,159	$20,119	$12,450	$11,325

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4 for additional information).
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
Schwab Government Money Funds | Annual Report11

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.00[2]	0.00[2]	0.02	0.02
Net realized and unrealized gains (losses)	0.00[2]	0.00[2]	0.00[2]	—	0.00[2]
Total from investment operations	0.01	0.00[2]	0.00[2]	0.02	0.02
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[2,3]	(0.00)[2]	(0.02)	(0.02)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	(0.00)[2]
Total distributions	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.36%	0.02%[3]	0.30%	1.90%	1.51%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.30%[4,5]	0.06%[5]	0.27%[5,6]	0.35%	0.35%
Gross operating expenses	0.35%[4]	0.35%	0.43%	0.47%	0.48%
Net investment income (loss)	1.59%	0.02%	0.28%	1.84%	1.66%
Net assets, end of period (x 1,000,000)	$10,823	$6,782	$11,980	$13,436	$7,871

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4 for additional information).
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
12Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.00[3]	0.00[3]
Net realized and unrealized gains (losses)	0.00[3]	0.00[3]	0.00[3]
Total from investment operations	0.01	0.00[3]	0.00[3]
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[3,4]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	1.48%	0.02%[4]	0.00%[5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.18%[7,8]	0.06%[8]	0.13%[8,9]
Gross operating expenses	0.20%[7]	0.20%	0.20%[9]
Net investment income (loss)	1.76%	0.03%	0.01%[9]
Net assets, end of period (x 1,000,000)	$8,636	$4,726	$1,647

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4 for additional information).
[9]	Annualized.
See financial notes
Schwab Government Money Funds | Annual Report13

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 18.0% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(3 mo. US TBILL + 0.02%)	(a)	4.42%	01/04/23	05/01/23	117,800,000	117,800,000
(3 mo. US TBILL + 0.03%)	(a)	4.42%	01/04/23	07/13/23	47,100,000	47,100,000
(EFFR - 0.01%)	(a)	4.32%	01/03/23	07/21/23	155,300,000	155,300,000
(SOFR + 0.03%)	(a)	4.33%	01/03/23	08/28/23	59,000,000	59,000,000
		4.88%		09/25/23	95,100,000	95,098,342
(SOFR + 0.06%)	(a)	4.36%	01/03/23	11/07/23	42,600,000	42,600,000
(SOFR + 0.04%)	(a)	4.34%	01/03/23	11/28/23	33,000,000	33,000,000
(EFFR + 0.03%)	(a)	4.36%	01/03/23	12/08/23	26,600,000	26,600,000
(SOFR + 0.12%)	(a)	4.42%	01/03/23	12/08/23	47,300,000	47,326,661
(SOFR + 0.06%)	(a)	4.36%	01/03/23	12/13/23	33,100,000	33,100,000
(SOFR + 0.08%)	(a)	4.38%	01/03/23	04/26/24	44,700,000	44,700,000
(EFFR + 0.06%)	(a)	4.39%	01/03/23	06/24/24	47,600,000	47,600,000
(SOFR + 0.09%)	(a)	4.39%	01/03/23	07/01/24	90,500,000	90,500,000
(SOFR + 0.10%)	(a)	4.40%	01/03/23	08/08/24	12,300,000	12,300,000
(EFFR + 0.08%)	(a)	4.41%	01/03/23	08/12/24	74,600,000	74,611,274
(SOFR + 0.18%)	(a)	4.48%	01/03/23	10/16/24	71,300,000	71,300,000
(SOFR + 0.13%)	(a)	4.43%	01/03/23	11/01/24	114,200,000	114,200,000
(SOFR + 0.14%)	(a)	4.44%	01/03/23	11/07/24	47,600,000	47,600,000
FEDERAL HOME LOAN BANKS
		3.84%		01/03/23	47,600,000	47,600,000
		2.64%		01/11/23	118,900,000	118,831,302
		4.02%		01/20/23	64,000,000	63,879,716
		4.10%		01/25/23	95,100,000	94,864,046
		4.09%		01/27/23	121,700,000	121,371,410
		4.14%		02/01/23	95,100,000	94,785,906
		4.23%		02/03/23	47,500,000	47,328,208
		2.17%		02/06/23	37,230,000	37,248,599
		2.15%		02/08/23	44,290,000	44,312,590
		4.22%		02/10/23	237,700,000	236,652,720
		4.27%		02/13/23	47,600,000	47,370,958
		4.30%		02/13/23	214,100,000	213,062,477
(SOFR + 0.04%)	(a)	4.34%	01/03/23	02/13/23	95,200,000	95,200,000
		4.26%		02/15/23	475,100,000	472,708,070
		4.36%		02/22/23	294,900,000	293,134,696
See financial notes
14Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.38%		02/24/23	47,500,000	47,202,914
		4.42%		03/01/23	95,100,000	94,442,288
		4.43%		03/03/23	142,700,000	141,676,120
		3.50%		03/09/23	95,000,000	95,001,743
(SOFR + 0.05%)	(a)	4.36%	01/03/23	03/09/23	114,200,000	114,200,000
		2.13%		03/10/23	14,300,000	14,238,254
		4.48%		03/15/23	280,800,000	278,346,666
		0.13%		03/17/23	13,650,000	13,530,784
		1.25%		03/21/23	111,250,000	111,250,000
		4.47%		03/23/23	190,400,000	188,553,226
		4.51%		03/24/23	143,046,000	141,628,255
	(b)	2.01%		03/30/23	95,200,000	95,200,000
	(b)	2.13%		03/30/23	69,000,000	68,996,740
(SOFR + 0.05%)	(a)	4.35%	01/03/23	04/04/23	95,200,000	95,200,000
	(b)	2.35%		04/05/23	95,100,000	95,100,000
(SOFR + 0.06%)	(a)	4.36%	01/03/23	05/01/23	95,200,000	95,200,000
	(b)	2.60%		05/02/23	95,000,000	95,000,000
		4.66%		05/05/23	47,600,000	46,866,034
	(b)	2.50%		05/23/23	95,100,000	95,100,000
(SOFR + 0.06%)	(a)	4.36%	01/03/23	05/24/23	47,600,000	47,600,000
	(b)	2.40%		06/02/23	96,200,000	96,200,000
		3.25%		06/09/23	14,500,000	14,498,251
		4.69%		06/16/23	104,300,000	102,123,838
		4.70%		06/26/23	95,300,000	95,300,000
	(b)	3.50%		07/14/23	118,900,000	118,900,000
		3.15%		07/27/23	71,400,000	71,400,000
(SOFR + 0.06%)	(a)	4.36%	01/03/23	07/27/23	95,200,000	95,200,000
		3.30%		07/28/23	71,400,000	71,400,000
		3.36%		08/01/23	47,600,000	46,694,807
	(b)	2.75%		08/04/23	118,900,000	118,900,000
		3.17%		08/22/23	47,600,000	47,600,000
		3.50%		08/28/23	50,000,000	50,000,000
		3.38%		09/01/23	92,875,000	92,699,533
		4.85%		09/05/23	16,600,000	16,072,420
		4.80%		09/08/23	95,200,000	95,200,000
(SOFR + 0.10%)	(a)	4.40%	01/03/23	09/21/23	95,100,000	95,100,000
(SOFR + 0.04%)	(a)	4.34%	01/03/23	10/06/23	119,000,000	119,000,000
		4.75%		10/24/23	10,505,000	10,505,000
(SOFR + 0.10%)	(a)	4.40%	01/03/23	07/26/24	119,100,000	119,100,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
	(b)	2.50%		04/21/23	95,100,000	95,100,000
		0.38%		05/05/23	42,626,000	42,247,647
		0.25%		06/26/23	97,164,000	95,926,458
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		0.25%		05/22/23	119,571,000	118,683,654
		0.25%		07/10/23	129,576,000	127,759,382
		5.00%		12/20/23	71,400,000	71,400,000
Total U.S. Government Agency Debt (Cost $7,189,430,989)						7,189,430,989
See financial notes
Schwab Government Money Funds | Annual Report15

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 8.9% OF NET ASSETS
UNITED STATES TREASURY
		0.13%		01/31/23	78,000,000	77,759,837
(3 mo. US TBILL + 0.05%)	(a)	4.45%	01/03/23	01/31/23	447,500,000	447,509,414
		2.86%		02/02/23	70,000,000	69,835,325
		2.89%		02/02/23	143,000,000	142,660,375
		2.00%		02/15/23	95,100,000	95,202,913
		0.13%		02/28/23	97,000,000	96,747,797
		2.63%		02/28/23	127,700,000	127,845,114
		4.32%		03/07/23	122,000,000	121,091,557
		4.38%		03/14/23	120,000,000	118,992,583
		4.37%		03/21/23	238,300,000	236,102,951
		0.13%		03/31/23	162,000,000	161,208,036
		2.50%		03/31/23	93,400,000	93,594,023
		0.13%		04/30/23	32,000,000	31,788,130
(3 mo. US TBILL + 0.03%)	(a)	4.43%	01/03/23	04/30/23	115,200,000	115,203,368
		4.63%		05/25/23	118,600,000	116,485,026
(3 mo. US TBILL + 0.03%)	(a)	4.43%	01/03/23	07/31/23	280,600,000	280,755,349
(3 mo. US TBILL + 0.04%)	(a)	4.43%	01/03/23	10/31/23	207,000,000	207,127,084
(3 mo. US TBILL + 0.04%)	(a)	4.44%	01/03/23	07/31/24	713,100,000	712,650,451
(3 mo. US TBILL + 0.14%)	(a)	4.54%	01/03/23	10/31/24	300,900,000	300,485,347
Total U.S. Treasury Debt (Cost $3,553,044,680)						3,553,044,680

VARIABLE RATE DEMAND NOTES 0.4% OF NET ASSETS
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(c)	4.39%		01/06/23	56,900,000	56,900,000
FARR LIFE LLC
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(c)	4.38%		01/06/23	5,000,000	5,000,000
GINA RISTOW BELLING 2022
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(c)	4.38%		01/06/23	20,310,000	20,310,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(c)	4.39%		01/06/23	77,300,000	77,300,000
Total Variable Rate Demand Notes (Cost $159,510,000)						159,510,000
See financial notes
16Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 72.0% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 22.6%
BANCO SANTANDER SA
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	19,009,099	19,000,000
(Collateralized by U.S. Government Agency Securities valued at $19,570,147, 2.00% - 5.00%, due 06/01/42 - 10/01/52)
BANK OF MONTREAL
Issued 11/30/22, repurchase date 01/30/23		4.21%		01/06/23	80,346,156	80,000,000
(Collateralized by U.S. Government Agency Securities valued at $82,987,112, 3.52% - 6.25%, due 09/20/71 - 11/20/72)
Issued 12/20/22, repurchase date 01/19/23		4.31%		01/06/23	240,488,467	240,000,000
(Collateralized by U.S. Government Agency Securities valued at $248,086,830, 3.50% - 5.50%, due 06/01/52 - 12/01/52)
BARCLAYS BANK PLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	95,045,389	95,000,000
(Collateralized by U.S. Government Agency Securities valued at $97,896,751, 2.00% - 3.00%, due 07/20/51 - 02/20/52)
BNP PARIBAS SA
Issued 12/07/22, repurchase date 01/10/23		4.20%		01/06/23	960,349,500	957,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $998,682,061, 0.13% - 7.00%, due 03/29/32 - 11/25/58)
BOFA SECURITIES INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	782,373,622	782,000,000
(Collateralized by U.S. Government Agency Securities valued at $805,460,000, 2.00% - 3.00%, due 04/01/51 - 03/01/52)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	142,067,844	142,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $147,026,424, 0.13% - 6.00%, due 01/15/23 - 12/01/52)
FICC - BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	288,137,920	288,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $296,211,926, 1.50% - 7.65%, due 06/01/25 - 12/01/52)
GOLDMAN SACHS & CO LLC
Issued 12/28/22, repurchase date 01/04/23		4.30%		01/04/23	522,436,450	522,000,000
(Collateralized by U.S. Government Agency Securities valued at $532,440,000, 2.00% - 7.00%, due 06/01/28 - 09/15/64)
See financial notes
Schwab Government Money Funds | Annual Report17

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
JP MORGAN SECURITIES LLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	250,119,444	250,000,000
(Collateralized by U.S. Government Agency Securities valued at $257,500,000, 0.00% - 7.50%, due 08/20/29 - 11/20/62)
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	1,187,567,122	1,187,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,222,610,000, 1.50% - 7.50%, due 02/01/28 - 03/01/60)
Issued 11/29/22, repurchase date 06/08/23	(a)	4.45%	01/03/23	04/04/23	485,444,850	478,000,000
(Collateralized by U.S. Government Agency Securities valued at $494,112,971, 0.00% - 10.13%, due 09/25/24 - 04/16/60) (SOFR + 0.15%)
Issued 12/15/22, repurchase date 06/23/23	(a)	4.45%	01/03/23	04/04/23	485,513,069	479,000,000
(Collateralized by U.S. Government Agency Securities valued at $494,279,034, 1.00% - 7.64%, due 11/25/25 - 06/25/61) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	25,011,944	25,000,000
(Collateralized by U.S. Treasury Securities valued at $25,500,015, 3.13%, due 08/31/27)
MUFG SECURITIES AMERICAS INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	10,004,778	10,000,000
(Collateralized by U.S. Government Agency Securities valued at $10,500,000, 3.00% - 5.50%, due 10/25/47 - 12/15/54)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	190,090,778	190,000,000
(Collateralized by U.S. Treasury Securities valued at $193,800,028, 1.00% - 2.25%, due 10/31/26 - 07/31/28)
RBC DOMINION SECURITIES INC
Issued 12/28/22, repurchase date 01/04/23		4.30%		01/04/23	383,320,231	383,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $394,814,758, 1.50% - 5.50%, due 02/28/29 - 08/15/57)
ROYAL BANK OF CANADA
Issued 12/15/22, repurchase date 02/02/23		4.32%		01/06/23	2,867,550,400	2,860,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,963,121,304, 0.50% - 8.50%, due 07/01/23 - 07/01/60)
WELLS FARGO SECURITIES LLC
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	38,018,198	38,000,000
(Collateralized by U.S. Treasury Securities valued at $38,778,580, 1.25%, due 04/30/28)
						9,025,000,000
See financial notes
18Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
U.S. TREASURY REPURCHASE AGREEMENTS 49.4%
BANK OF MONTREAL
Issued 12/08/22, repurchase date 01/25/23		4.28%		01/06/23	171,589,570	171,000,000
(Collateralized by U.S. Treasury Securities valued at $175,415,406, 1.50% - 4.25%, due 05/31/23 - 08/15/26)
BARCLAYS BANK PLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	2,768,291	2,766,969
(Collateralized by U.S. Treasury Securities valued at $2,823,717, 1.25%, due 11/30/26)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	19,229,182,889	19,220,000,000
(Collateralized by U.S. Treasury Securities valued at $19,229,182,971, 0.25% - 2.63%, due 11/15/23 - 02/15/29)
FICC - BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	333,159,100	333,000,000
(Collateralized by U.S. Treasury Securities valued at $339,660,032, 3.50%, due 09/15/25)
						19,726,766,969
Total Repurchase Agreements (Cost $28,751,766,969)						28,751,766,969
Total Investments in Securities (Cost $39,653,752,638)						39,653,752,638

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At December 31, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Government Money Funds | Annual Report19

Schwab Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$10,901,985,669
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		28,751,766,969
Receivables:
Fund shares sold		290,892,085
Interest		68,877,793
Prepaid expenses	+	1,015,308
Total assets		40,014,537,824

Liabilities
Payables:
Fund shares redeemed		65,275,131
Distributions to shareholders		23,924,310
Investment adviser and administrator fees		6,135,583
Shareholder service fees		973,671
Independent trustees’ fees		663
Accrued expenses	+	836,667
Total liabilities		97,146,025
Net assets		$39,917,391,799

Net Assets by Source
Capital received from investors		$39,917,391,799
Net assets		$39,917,391,799

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$20,458,352,322		20,458,193,349		$1.00
Investor Shares	$10,822,872,673		10,822,749,666		$1.00
Ultra Shares	$8,636,166,804		8,636,175,506		$1.00

See financial notes
20Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$611,754,529

Expenses
Investment adviser and administrator fees		68,827,709
Shareholder service fees:
Sweep Shares		56,603,261
Investor Shares		11,133,861
Proxy fees[1]		1,289,509
Registration fees		959,362
Shareholder reports		495,744
Portfolio accounting fees		451,906
Custodian fees		442,232
Professional fees		117,380
Independent trustees’ fees		86,486
Transfer agent fees		1,943
Other expenses	+	294,126
Total expenses		140,703,519
Expense reduction	–	28,303,190
Net expenses	–	112,400,329
Net investment income		499,354,200

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		64,512
Increase in net assets resulting from operations		$499,418,712

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).
See financial notes
Schwab Government Money Funds | Annual Report21

Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$499,354,200	$7,727,570
Net realized gains	+	64,512	117,866
Increase in net assets from operations		$499,418,712	$7,845,436

DISTRIBUTIONS TO SHAREHOLDERS
Sweep Shares		($272,902,754)	($5,121,566)
Investor Shares		(117,830,774)	(1,852,305)
Ultra Shares	+	(108,673,651)	(860,246)
Total distributions		($499,407,179)	($7,834,117)

TRANSACTIONS IN FUND SHARES*
Shares Sold
Sweep Shares		10,087,499,223	36,238,466,978
Investor Shares		15,369,590,824	5,161,189,251
Ultra Shares	+	12,809,443,604	7,375,013,859
Total shares sold		38,266,533,651	48,774,670,088
Shares Reinvested
Sweep Shares		272,875,534	5,049,524
Investor Shares		81,862,262	1,408,653
Ultra Shares	+	89,554,272	737,509
Total shares reinvested		444,292,068	7,195,686
Shares Redeemed
Sweep Shares		(14,061,257,043)	(32,203,488,522)
Investor Shares		(11,410,455,690)	(10,361,209,799)
Ultra Shares	+	(8,989,061,226)	(4,296,794,714)
Total shares redeemed		(34,460,773,959)	(46,861,493,035)
Net transactions in fund shares		4,250,051,760	1,920,372,739

NET ASSETS
Beginning of period		$35,667,328,506	$33,746,944,448
Total increase	+	4,250,063,293	1,920,384,058
End of period		$39,917,391,799	$35,667,328,506

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
22Schwab Government Money Funds | Annual Report

Schwab U.S. Treasury Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/17/18[1]– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.00[3]	0.00[3]	0.02	0.02
Net realized and unrealized gains (losses)	0.00[3]	0.00[3]	0.00[3]	0.00[3]	(0.01)[4]
Total from investment operations	0.01	0.00[3]	0.00[3]	0.02	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[3,5]	(0.00)[3]	(0.02)	(0.01)
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.01)	(0.00)[3]	(0.00)[3]	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.26%	0.02%[5]	0.27%	1.84%	1.40%[6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.28%[7,8]	0.05%[8]	0.23%[8,9]	0.35%	0.35%[10]
Gross operating expenses	0.35%[7]	0.35%	0.45%	0.49%	0.49%[10]
Net investment income (loss)	1.26%	0.02%	0.15%	1.77%	1.64%[10]
Net assets, end of period (x 1,000,000)	$7,959	$7,468	$11,297	$7,517	$3,414

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[5]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[6]	Not annualized.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4 for additional information).
[9]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[10]	Annualized.
See financial notes
Schwab Government Money Funds | Annual Report23

Schwab U.S. Treasury Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.00[3]	0.00[3]
Net realized and unrealized gains (losses)	0.00[3]	0.00[3]	0.00[3]
Total from investment operations	0.01	0.00[3]	0.00[3]
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[3,4]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	1.38%	0.02%[4]	0.00%[5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.17%[7,8]	0.05%[8]	0.12%[8,9]
Gross operating expenses	0.20%[7]	0.20%	0.21%[9]
Net investment income (loss)	1.58%	0.02%	0.01%[9]
Net assets, end of period (x 1,000,000)	$6,176	$3,850	$2,260

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4 for additional information).
[9]	Annualized.
See financial notes
24Schwab Government Money Funds | Annual Report

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 106.7% OF NET ASSETS
UNITED STATES TREASURY
		3.01%		01/03/23	190,000,000	190,000,000
		4.02%		01/03/23	950,001,000	950,001,000
		3.00%		01/05/23	100,000,000	99,983,333
		3.10%		01/05/23	100,000,000	99,982,778
		3.31%		01/05/23	5,278,000	5,277,037
		2.85%		01/10/23	100,000,000	99,944,583
		3.05%		01/10/23	100,000,000	99,940,694
		3.24%		01/10/23	350,000,000	349,782,077
		3.26%		01/10/23	50,000,000	49,968,597
		3.34%		01/10/23	5,000,000	4,996,792
		3.82%		01/10/23	400,000,000	399,701,236
		3.93%		01/10/23	300,000,000	299,771,917
		3.94%		01/10/23	200,000,000	199,847,867
		2.67%		01/12/23	98,000,000	97,935,406
		3.64%		01/12/23	75,000,000	74,932,434
		3.47%		01/17/23	50,000,000	49,933,247
		3.95%		01/17/23	200,000,000	199,694,333
		4.02%		01/17/23	300,000,000	299,533,800
		3.64%		01/24/23	103,494,000	103,274,821
		3.84%		01/24/23	502,000	500,877
		4.09%		01/24/23	35,000,000	34,916,955
		4.12%		01/24/23	125,000,000	124,701,589
		4.21%		01/26/23	150,000,000	149,598,937
		0.13%		01/31/23	390,000,000	388,809,999
		2.38%		01/31/23	50,000,000	49,990,809
		4.04%		01/31/23	200,000,000	199,376,067
		4.05%		01/31/23	50,000,000	49,843,608
		4.13%		01/31/23	150,000,000	149,521,550
		4.15%		01/31/23	150,000,000	149,518,692
		4.16%		01/31/23	150,000,000	149,518,167
(3 mo. US TBILL + 0.05%)	(a)	4.45%	01/03/23	01/31/23	115,400,000	115,402,150
		4.03%		02/02/23	200,000,000	199,334,833
		4.07%		02/02/23	100,000,000	99,664,583
		3.94%		02/07/23	130,000,000	129,505,027
		3.95%		02/07/23	5,214,000	5,194,081
See financial notes
Schwab Government Money Funds | Annual Report25

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.02%		02/07/23	250,000,000	249,029,965
		4.05%		02/07/23	250,000,000	249,022,674
		4.06%		02/07/23	250,000,000	249,020,000
		4.10%		02/07/23	250,000,000	249,010,764
		3.00%		02/09/23	30,000,000	29,908,733
		3.98%		02/14/23	14,500,000	14,433,069
		3.99%		02/14/23	100,000,000	99,537,825
		4.03%		02/14/23	29,883,000	29,743,372
		4.04%		02/14/23	450,000,000	447,893,292
		4.05%		02/14/23	750,000,000	746,482,208
		4.07%		02/14/23	200,000,000	199,057,217
		4.09%		02/14/23	100,000,000	99,526,042
		4.10%		02/14/23	250,000,000	248,812,917
		1.38%		02/15/23	372,012,000	370,807,919
		2.00%		02/15/23	530,654,000	529,403,905
		4.02%		02/21/23	250,000,000	248,641,951
		4.03%		02/21/23	250,000,000	248,638,549
		4.05%		02/21/23	200,000,000	198,904,306
		4.06%		02/21/23	100,000,000	99,450,383
		4.07%		02/21/23	250,000,000	248,624,597
		4.20%		02/21/23	20,000,000	19,887,109
		4.03%		02/23/23	15,000,000	14,915,000
		4.10%		02/23/23	32,966,000	32,775,924
		0.13%		02/28/23	27,000,000	26,929,799
		1.50%		02/28/23	45,600,000	45,600,000
		2.63%		02/28/23	38,600,000	38,643,864
		4.28%		02/28/23	750,000,000	745,038,945
		4.29%		02/28/23	375,000,000	372,513,638
		4.31%		03/07/23	267,531,000	265,540,175
		4.32%		03/07/23	37,800,000	37,518,532
		3.39%		03/09/23	150,000,000	149,097,448
		4.31%		03/09/23	250,000,000	248,075,729
		4.36%		03/14/23	150,000,000	148,745,833
		4.38%		03/14/23	121,000,000	119,984,581
		4.37%		03/21/23	79,700,000	78,965,191
		4.49%		03/28/23	100,000,000	98,967,267
		4.50%		03/28/23	200,000,000	197,931,967
		0.13%		03/31/23	42,000,000	41,794,699
		2.50%		03/31/23	31,600,000	31,665,644
		4.45%		04/04/23	100,000,000	98,890,306
		4.49%		04/04/23	100,000,000	98,880,700
		4.04%		04/06/23	31,680,000	31,355,504
		4.46%		04/11/23	100,000,000	98,802,903
		4.46%		04/18/23	100,000,000	98,716,667
		4.52%		04/18/23	30,000,000	29,610,275
		0.13%		04/30/23	9,000,000	8,940,412
		4.63%		05/25/23	39,400,000	38,697,386
(3 mo. US TBILL + 0.03%)	(a)	4.43%	01/03/23	07/31/23	452,400,000	452,644,377
		4.04%		09/07/23	58,800,000	57,232,258
(3 mo. US TBILL + 0.04%)	(a)	4.43%	01/03/23	10/31/23	440,200,000	440,323,334
See financial notes
26Schwab Government Money Funds | Annual Report

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.04%)	(a)	4.44%	01/03/23	07/31/24	233,300,000	233,149,533
(3 mo. US TBILL + 0.14%)	(a)	4.54%	01/03/23	10/31/24	149,000,000	148,850,043
Total U.S. Treasury Debt (Cost $15,076,534,607)						15,076,534,607
Total Investments in Securities (Cost $15,076,534,607)						15,076,534,607

(a)	Variable rate security; rate shown is effective rate at period end.

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Government Money Funds | Annual Report27

Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$15,076,534,607
Receivables:
Fund shares sold		251,333,730
Interest		18,212,744
Prepaid expenses	+	348,445
Total assets		15,346,429,526

Liabilities
Payables:
Investments bought		1,117,552,583
Fund shares redeemed		70,657,058
Distributions to shareholders		20,220,054
Investment adviser and administrator fees		2,190,707
Shareholder service fees		102,643
Independent trustees’ fees		337
Accrued expenses	+	235,913
Total liabilities		1,210,959,295
Net assets		$14,135,470,231

Net Assets by Source
Capital received from investors		$14,135,477,656
Total distributable loss	+	(7,425)
Net assets		$14,135,470,231

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$7,959,146,685		7,958,591,767		$1.00
Ultra Shares	$6,176,323,546		6,175,964,820		$1.00

See financial notes
28Schwab Government Money Funds | Annual Report

Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$173,143,269

Expenses
Investment adviser and administrator fees		20,389,234
Shareholder service fees:
Investor Shares		10,149,957
Registration fees		485,151
Portfolio accounting fees		156,308
Custodian fees		141,675
Proxy fees[1]		100,268
Shareholder reports		53,441
Professional fees		47,258
Independent trustees’ fees		43,830
Transfer agent fees		1,329
Other expenses	+	94,615
Total expenses		31,663,066
Expense reduction	–	6,277,218
Net expenses	–	25,385,848
Net investment income		147,757,421

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		68,809
Increase in net assets resulting from operations		$147,826,230

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).
See financial notes
Schwab Government Money Funds | Annual Report29

Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$147,757,421	$2,442,165
Net realized gains	+	68,809	36,463
Increase in net assets from operations		$147,826,230	$2,478,628

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($85,133,479)	($1,801,826)
Ultra Shares	+	(62,682,376)	(662,132)
Total distributions		($147,815,855)	($2,463,958)

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		10,507,774,018	3,352,593,664
Ultra Shares	+	10,562,708,044	7,366,011,332
Total shares sold		21,070,482,062	10,718,604,996
Shares Reinvested
Investor Shares		55,057,183	1,270,465
Ultra Shares	+	45,838,359	471,471
Total shares reinvested		100,895,542	1,741,936
Shares Redeemed
Investor Shares		(10,071,645,436)	(7,183,136,807)
Ultra Shares	+	(8,281,962,337)	(5,776,830,785)
Total shares redeemed		(18,353,607,773)	(12,959,967,592)
Net transactions in fund shares		2,817,769,831	(2,239,620,660)

NET ASSETS
Beginning of period		$11,317,690,025	$13,557,296,015
Total increase (decrease)	+	2,817,780,206	(2,239,605,990)
End of period		$14,135,470,231	$11,317,690,025

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
30Schwab Government Money Funds | Annual Report

Schwab Treasury Obligations Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.00[2]	0.00[2]	0.02	0.02
Net realized and unrealized gains (losses)	0.00[2]	0.00[2]	0.00[2]	0.00[2]	(0.01)[3]
Total from investment operations	0.01	0.00[2]	0.00[2]	0.02	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)	(0.01)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.40%	0.01%	0.27%	1.89%	1.51%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.30%[4,5]	0.06%[5]	0.30%[5,6]	0.35%	0.35%
Gross operating expenses	0.35%[4]	0.35%	0.46%	0.48%	0.49%
Net investment income (loss)	1.92%	0.01%	0.27%	1.86%	1.57%
Net assets, end of period (x 1,000,000)	$15,372	$5,632	$7,573	$10,820	$7,545

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4 for additional information).
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
Schwab Government Money Funds | Annual Report31

Schwab Treasury Obligations Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.00[3]	0.00[3]
Net realized and unrealized gains (losses)	0.00[3]	0.00[3]	0.00[3]
Total from investment operations	0.02	0.00[3]	0.00[3]
Less distributions:
Distributions from net investment income	(0.02)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.02)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	1.52%	0.01%	0.00%[4,5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.18%[6,7]	0.06%[7]	0.16%[7,8]
Gross operating expenses	0.20%[6]	0.20%	0.21%[8]
Net investment income (loss)	2.53%	0.01%	0.01%[8]
Net assets, end of period (x 1,000,000)	$17,073	$2,244	$1,754

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Percentage was less than 0.005%.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4 for additional information).
[8]	Annualized.
See financial notes
32Schwab Government Money Funds | Annual Report

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 13.5% OF NET ASSETS
UNITED STATES TREASURY
		3.24%		01/10/23	250,000,000	249,844,396
		3.26%		01/10/23	50,000,000	49,968,597
		3.34%		01/10/23	10,000,000	9,993,583
		2.67%		01/12/23	127,000,000	126,916,291
		0.13%		01/31/23	53,000,000	52,836,812
(3 mo. US TBILL + 0.05%)	(a)	4.45%	01/03/23	01/31/23	54,900,000	54,900,785
		2.86%		02/02/23	26,500,000	26,437,659
		2.89%		02/02/23	100,000,000	99,762,500
		2.00%		02/15/23	20,500,000	20,522,184
		4.20%		02/21/23	150,000,000	149,153,321
		3.16%		02/23/23	200,000,000	199,117,417
		0.13%		02/28/23	21,000,000	20,945,399
		1.50%		02/28/23	29,400,000	29,400,000
		2.63%		02/28/23	27,000,000	27,030,682
		4.32%		03/07/23	84,000,000	83,374,515
		3.39%		03/09/23	50,000,000	49,699,149
		4.36%		03/14/23	50,000,000	49,581,944
		4.38%		03/14/23	253,000,000	250,876,851
		4.37%		03/21/23	169,900,000	168,333,576
		0.13%		03/31/23	38,000,000	37,814,192
		2.50%		03/31/23	20,400,000	20,442,377
		4.52%		04/18/23	70,000,000	69,090,642
		0.13%		04/30/23	107,000,000	106,291,939
(3 mo. US TBILL + 0.03%)	(a)	4.43%	01/03/23	04/30/23	28,000,000	28,000,818
		4.63%		05/25/23	85,900,000	84,368,160
(3 mo. US TBILL + 0.03%)	(a)	4.43%	01/03/23	07/31/23	768,700,000	769,158,012
		4.04%		09/07/23	116,200,000	113,101,843
(3 mo. US TBILL + 0.04%)	(a)	4.43%	01/03/23	10/31/23	181,700,000	181,811,537
(3 mo. US TBILL - 0.08%)	(a)	4.32%	01/03/23	04/30/24	20,000,000	19,972,516
(3 mo. US TBILL + 0.04%)	(a)	4.44%	01/03/23	07/31/24	858,300,000	857,750,016
(3 mo. US TBILL + 0.14%)	(a)	4.54%	01/03/23	10/31/24	383,200,000	382,900,581
Total U.S. Treasury Debt (Cost $4,389,398,294)						4,389,398,294
See financial notes
Schwab Government Money Funds | Annual Report33

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 85.2% OF NET ASSETS
U.S. TREASURY REPURCHASE AGREEMENTS 85.2%
BANK OF MONTREAL
Issued 12/08/22, repurchase date 01/25/23		4.28%		01/06/23	131,451,659	131,000,000
(Collateralized by U.S. Treasury Securities valued at $134,382,614, 0.50% - 4.13%, due 11/30/23 - 10/31/27)
BARCLAYS BANK PLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	300,143,333	300,000,000
(Collateralized by U.S. Treasury Securities valued at $306,146,215, 2.00% - 3.00%, due 02/15/48 - 02/15/50)
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	11,557,642	11,552,123
(Collateralized by U.S. Treasury Securities valued at $11,788,876, 1.25%, due 11/30/26)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	500,238,889	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,243,725, 0.38% - 2.13%, due 03/31/24 - 11/30/27)
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	50,023,889	50,000,000
(Collateralized by U.S. Treasury Securities valued at $51,024,441, 1.50% - 2.00%, due 02/28/23 - 02/15/25)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	26,373,594,700	26,361,000,000
(Collateralized by U.S. Treasury Securities valued at $26,373,594,725, 1.13% - 2.25%, due 02/28/23 - 02/28/27)
FICC - BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	267,127,567	267,000,000
(Collateralized by U.S. Treasury Securities valued at $272,340,032, 0.13% - 1.25%, due 01/15/24 - 08/15/31)
						27,620,552,123
Total Repurchase Agreements (Cost $27,620,552,123)						27,620,552,123
Total Investments in Securities (Cost $32,009,950,417)						32,009,950,417

(a)	Variable rate security; rate shown is effective rate at period end.

FICC —	Fixed Income Clearing Corp
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
34Schwab Government Money Funds | Annual Report

Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$4,389,398,294
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		27,620,552,123
Receivables:
Fund shares sold		640,707,742
Interest		31,905,234
Prepaid expenses	+	824,449
Total assets		32,683,387,842

Liabilities
Payables:
Fund shares redeemed		182,153,513
Distributions to shareholders		50,430,957
Investment adviser and administrator fees		4,388,943
Shareholder service fees		78,593
Independent trustees’ fees		485
Accrued expenses	+	764,819
Total liabilities		237,817,310
Net assets		$32,445,570,532

Net Assets by Source
Capital received from investors		$32,445,570,532
Net assets		$32,445,570,532

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$15,372,364,216		15,372,315,734		$1.00
Ultra Shares	$17,073,206,316		17,073,203,939		$1.00

See financial notes
Schwab Government Money Funds | Annual Report35

Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$361,621,976

Expenses
Investment adviser and administrator fees		27,998,964
Shareholder service fees:
Investor Shares		11,691,946
Registration fees		964,822
Portfolio accounting fees		147,972
Custodian fees		109,853
Proxy fees[1]		72,176
Shareholder reports		46,391
Independent trustees’ fees		43,614
Professional fees		43,470
Transfer agent fees		1,320
Other expenses	+	86,528
Total expenses		41,207,056
Expense reduction	–	4,874,996
Net expenses	–	36,332,060
Net investment income		325,289,916

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		34,426
Increase in net assets resulting from operations		$325,324,342

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).
See financial notes
36Schwab Government Money Funds | Annual Report

Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$325,289,916	$1,020,536
Net realized gains	+	34,426	141,307
Increase in net assets from operations		$325,324,342	$1,161,843

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($149,879,246)	($830,558)
Ultra Shares	+	(175,438,098)	(312,394)
Total distributions		($325,317,344)	($1,142,952)

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		22,106,591,490	4,104,127,424
Ultra Shares	+	31,409,409,090	5,204,907,250
Total shares sold		53,516,000,580	9,309,034,674
Shares Reinvested
Investor Shares		92,989,226	612,767
Ultra Shares	+	120,531,071	247,243
Total shares reinvested		213,520,297	860,010
Shares Redeemed
Investor Shares		(12,458,839,922)	(6,045,832,432)
Ultra Shares	+	(16,700,858,266)	(4,714,777,107)
Total shares redeemed		(29,159,698,188)	(10,760,609,539)
Net transactions in fund shares		24,569,822,689	(1,450,714,855)

NET ASSETS
Beginning of period		$7,875,740,845	$9,326,436,809
Total increase (decrease)	+	24,569,829,687	(1,450,695,964)
End of period		$32,445,570,532	$7,875,740,845

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Government Money Funds | Annual Report37

Schwab Government Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Government Money Fund offers three share classes: Sweep Shares, Investor Shares and Ultra Shares. Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund, each offer two share classes, Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
38Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and exchange-traded funds.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2022, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: (Schwab U.S. Treasury Money Fund may not invest in repurchase agreements) In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2022, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$28,751,766,969
Schwab Treasury Obligations Money Fund	27,620,552,123
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Effective August 19, 2022, the funds comply with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or
Schwab Government Money Funds | Annual Report39

Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the funds intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer
40Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk.(Applies only to Schwab Government Money Fund and Schwab Treasury Obligations Money Fund) When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause a fund’s share price or yield to fall.
Certain U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks
Schwab Government Money Funds | Annual Report41

Schwab Government Money Funds
Financial Notes (continued)

3. Risk Factors (continued):
Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of the Schwab Government Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s shares owned by shareholders holding shares through Schwab.
42Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	SHAREHOLDER SERVICING FEE	SWEEP ADMINISTRATION FEE
Schwab Government Money Fund
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab U.S. Treasury Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab Treasury Obligations Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:

Schwab Government Money Fund
Sweep Shares	0.44%
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab U.S. Treasury Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Treasury Obligations Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
During the period ended December 31, 2022, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreement, and a portion was waived voluntarily.
	CONTRACTUAL EXPENSE LIMITATION WAIVED AMOUNT	VOLUNTARY YIELD WAIVER/ REIMBURSEMENT AMOUNT	TOTAL WAIVED AMOUNT
Schwab Government Money Fund	$2,851,319	$25,451,871	$28,303,190
Schwab U.S. Treasury Money Fund	1,024,229	5,252,989	6,277,218
Schwab Treasury Obligations Money Fund	1,446,447	3,428,549	4,874,996
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing
Schwab Government Money Funds | Annual Report43

Schwab Government Money Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2022, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Government Money Fund	$—	$523,126,211	$0
Schwab U.S. Treasury Money Fund	—	—	—
Schwab Treasury Obligations Money Fund	—	—	—

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
44Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Financial Notes (continued)

 7. Federal Income Taxes:
As of December 31, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Government Money Fund	$39,653,752,638	$-	$-	$-
Schwab U.S. Treasury Money Fund	15,076,542,032	-	(7,425)	(7,425)
Schwab Treasury Obligations Money Fund	32,009,950,417	-	-	-
As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
Schwab Government Money Fund	$—	$—
Schwab U.S. Treasury Money Fund	(7,425)	(7,425)
Schwab Treasury Obligations Money Fund	—	—
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Government Money Fund	$499,407,179	$7,827,838	$6,279
Schwab U.S. Treasury Money Fund	147,815,855	2,442,165	21,793
Schwab Treasury Obligations Money Fund	325,317,344	1,040,488	102,464
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Government Money Funds | Annual Report45

Schwab Government Money Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund (the “Funds”), three of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended December 31, 2019; except for Schwab U.S. Treasury Money Fund, the financial highlights for the year ended December 31, 2019 and for the period from January 17, 2018 to December 31, 2018, were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
46Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2022, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code:

Schwab Government Money Fund	99.86%
Schwab U.S. Treasury Money Fund	99.97%
Schwab Treasury Obligations Money Fund	99.99%
Schwab Government Money Funds | Annual Report47

Schwab Government Money Funds
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
48Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
Schwab Government Money Funds | Annual Report49

Schwab Government Money Funds

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

50Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Government Money Funds | Annual Report51

Schwab Government Money Funds
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
52Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Government Money Funds | Annual Report53

Notes

Notes

Schwab Government Money Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR31360-18
00282280

Annual Report | December 31, 2022
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report1

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the funds
covered in this report.
Dear Shareholder,
Financial markets faced a tough environment in 2022, coming under pressure due to rampant inflation, rising interest rates, and increasing geopolitical uncertainty. Focus shifted early in the year from the ongoing COVID-19 pandemic to Russia’s invasion of Ukraine in late-February. Inflation, already ticking up at the start of the year, accelerated in the face of spiking commodity prices exacerbated by the war in Ukraine. Central banks, led by the U.S. Federal Reserve, aggressively hiked interest rates to slow economic growth and curb inflation. The U.S. federal funds rate increased from near zero in January and February to over 4% by December, the most rapid increase since the early 1980s. U.S. economic growth slowed in the face of these challenges, with gross domestic product contracting during the first and second quarters of the year before rebounding into positive territory. Stocks and bonds declined sharply, with the S&P 500® Index, a bellwether for the overall U.S. equities market, posting its largest calendar year drop since the 2008 recession and the broad U.S. bond market, as measured by the Bloomberg US Aggregate Bond Index, suffering its steepest decline on record.
With stock and bond prices plunging, money market funds offered investors one of few safe havens available. Money market funds produced their strongest returns in years and investors relied on the funds as vehicles for capital preservation and daily liquidity. The Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund continue to focus on liquidity and stability to meet our clients’ ongoing needs. The funds benefit from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers.
In regulatory matters, the U.S. Securities and Exchange Commission (SEC) continued work on proposed reforms that could change the way that money market funds operate in the future. At this time, the adoption and implementation of the proposed money market regulatory reform remains subject to the SEC’s rulemaking and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes. As one of the largest money market fund managers in the industry, Schwab Asset Management continues to monitor and assess these proposals, and provide feedback to the SEC, as appropriate.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Fund or the Schwab AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

“Financial markets faced a tough environment in 2022, coming under pressure due to rampant inflation, rising interest rates, and increasing geopolitical uncertainty.”
Past performance is no guarantee of future results.
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
2Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2000, Mr. Shaughnessy spent four years as a portfolio manager with Wells Capital Management, where he was responsible for managing the firm’s
California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report3

Schwab Municipal Money Fund as of December 31, 2022

The Schwab Municipal Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country and from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, interest rates rose as a result of persistently high inflation stemming from a tight labor market, supply chain constraints, and high energy prices in the wake of the COVID-19 pandemic and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Given expectations of further rate hikes into 2023, along with persistently high—albeit declining in the second half of the year—inflation, longer-term bond and equity markets weakened, with the S&P 500® Index and Bloomberg US Aggregate Bond Index posting their worst calendar year returns in more than a decade. Higher yields caused a spike in demand for muni money market funds, though flows varied throughout the year, with assets rising more than 20% year-over-year as investors sought higher returns than those available elsewhere. The yield on the SIFMA Municipal Swap Index, a widely used benchmark for yields on floating-rate muni securities, rose sharply over the reporting period, beginning the year at 0.10% and ending it at 3.66%, near its high for the year.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. Over the reporting period, the European Central Bank raised its interest rate four times and the Bank of England raised its key official bank rate eight times. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target of its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In anticipation of the Fed’s short-term interest rate increases early in the reporting period, followed by the Fed’s subsequent actions, the fund’s weighted average maturity (WAM) was shortened, beginning the reporting period at 33 days and ending it at 14 days. The fund experienced a significant growth in assets as a result of high demand for muni money funds. This significant growth in assets coincided with a tight supply of muni money market securities. As a result, the fund periodically invested in some taxable securities during the reporting period.

Management views and portfolio holdings may have changed since the report date.
4Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of December 31, 2022

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	14 Days
Largest Holdings by State % of Investments4

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report5

Schwab Municipal Money Fund
Performance and Fund Facts as of December 31, 2022 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWTXX	SWOXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	3.25%	3.40%
Seven-Day Yield (without waivers)[2]	3.22%	3.37%
Seven-Day Effective Yield (with waivers)[2]	3.30%	3.46%
Seven-Day Taxable Equivalent Effective Yield[2,3]	5.58%	5.84%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
3
Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.
6Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund as of December 31, 2022

The Schwab AMT Tax-Free Money Fund’s (the fund) goal is to seek the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in money market securities from states and municipal (muni) agencies around the country and from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, interest rates rose as a result of persistently high inflation stemming from a tight labor market, supply chain constraints, and high energy prices in the wake of the COVID-19 pandemic and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Given expectations of further rate hikes into 2023, along with persistently high—albeit declining in the second half of the year—inflation, longer-term bond and equity markets weakened, with the S&P 500® Index and Bloomberg US Aggregate Bond Index posting their worst calendar year returns in more than a decade. Higher yields caused a spike in demand for muni money market funds, though flows varied throughout the year, with assets rising more than 20% year-over-year as investors sought higher returns than those available elsewhere. The yield on the SIFMA Municipal Swap Index, a widely used benchmark for yields on floating-rate muni securities, rose sharply over the reporting period, beginning the year at 0.10% and ending it at 3.66%, near its high for the year.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. Over the reporting period, the European Central Bank raised its interest rate four times and the Bank of England raised its key official bank rate eight times. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target of its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In anticipation of the Fed’s short-term interest rate increases early in the reporting period, followed by the Fed’s subsequent actions, the fund’s weighted average maturity (WAM) was shortened, beginning the reporting period at 27 days and ending it at 14 days. The fund experienced a significant growth in assets as a result of high demand for muni money funds. This significant growth in assets coincided with a tight supply of muni money market securities. As a result, the fund periodically invested in some taxable securities during the reporting period.

Management views and portfolio holdings may have changed since the report date.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report7

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of December 31, 2022

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	14 Days
Largest Holdings by State % of Investments4

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
8Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of December 31, 2022 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab AMT Tax-Free Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWWXX	SCTXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	3.19%	3.34%
Seven-Day Yield (without waivers)[2]	3.17%	3.32%
Seven-Day Effective Yield (with waivers)[2]	3.24%	3.40%
Seven-Day Taxable Equivalent Effective Yield[2,3]	5.48%	5.74%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
3
Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report9

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2022 and held through December 31, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1]	BEGINNING ACCOUNT VALUE AT 7/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/22	EXPENSES PAID DURING PERIOD 7/1/22-12/31/22[2]
Schwab Municipal Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,008.20	$1.72
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,009.00	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97
Schwab AMT Tax-Free Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,008.10	$1.72
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,008.80	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by 365 days in the fiscal year.

10Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.00[2]	0.00[2]	0.01	0.01
Net realized and unrealized gains (losses)	0.00[2]	0.00[2]	0.00[2]	0.00[2]	(0.00)[2]
Total from investment operations	0.01	0.00[2]	0.00[2]	0.01	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	—	—	—
Total distributions	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.92%	0.02%	0.35%	1.20%	1.15%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.32%[3,4]	0.11%[4]	0.29%[4,5]	0.34%	0.34%
Gross operating expenses	0.35%[3]	0.35%	0.45%	0.48%	0.48%
Net investment income (loss)	1.07%	0.01%	0.35%	1.19%	1.17%
Net assets, end of period (x 1,000,000)	$2,954	$1,597	$2,041	$2,674	$2,735

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 5 for additional information).
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report11

Schwab Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.00[2]	0.00[2]	0.01	0.01
Net realized and unrealized gains (losses)	0.00[2]	0.00[2]	0.00[2]	0.00[2]	(0.00)[2]
Total from investment operations	0.01	0.00[2]	0.00[2]	0.01	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	—	—	—
Total distributions	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.05%	0.02%	0.44%	1.35%	1.30%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[3,4]	0.11%[4]	0.19%[4,5]	0.19%	0.19%
Gross operating expenses	0.20%[3]	0.20%	0.30%	0.33%	0.33%
Net investment income (loss)	1.18%	0.01%	0.45%	1.33%	1.31%
Net assets, end of period (x 1,000,000)	$11,582	$6,405	$9,948	$13,010	$12,748

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 5 for additional information).
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
12Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 90.9% OF NET ASSETS
ALABAMA 1.3%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.80%		01/06/23	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.80%		01/06/23	10,550,000	10,550,000
Ascension Health
RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	10,000,000	10,000,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.80%		01/06/23	1,645,000	1,645,000
Black Belt Energy Gas District
Gas Prepay RB Series 2018B1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.25%	01/05/23	01/06/23	12,855,000	12,855,000
Huntsville Health Care Auth
CP		2.80%		01/06/23	27,000,000	27,000,000
RB Series 2020B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.70%		01/06/23	3,820,000	3,820,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)	(a)	3.76%		01/06/23	2,485,000	2,485,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: COMERICA BANK)	(a)	3.76%		01/06/23	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(a)	3.73%		01/06/23	35,000,000	35,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(a)	3.73%		01/06/23	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(a)	3.73%		01/06/23	27,640,000	27,640,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)	3.90%		01/06/23	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	(a)	3.73%		01/06/23	15,000,000	15,000,000
						181,170,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report13

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ALASKA 0.4%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.64%		01/06/23	2,800,000	2,800,000
Home Mortgage RB Series 2007D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.65%		01/06/23	50,000,000	50,000,000
Valdez
Refunding RB (ExxonMobil) Series 1993B	(a)	3.50%		01/03/23	1,700,000	1,700,000
						54,500,000
ARIZONA 0.5%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)	(a)	3.65%		01/03/23	7,950,000	7,950,000
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	3.72%		01/03/23	25,565,000	25,565,000
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	(a)	3.65%		01/03/23	700,000	700,000
Maricopa Cnty IDA
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	10,500,000	10,500,000
RB (Banner Health) Series 2019E 2019D 2019F (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.59%		01/06/23	4,340,000	4,340,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	(a)	3.76%		01/06/23	6,750,000	6,750,000
Pheonix Industrial Development Auth
Health Care Facilities RB (Mayo Clinic) Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,000,000	5,000,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	(a)	3.65%		01/06/23	10,715,000	10,715,000
						71,520,000
ARKANSAS 0.7%
Osceola
Solid Waste Disposal RB (Plum Point Energy) Series 2006 (LOC: GOLDMAN SACHS BANK USA)	(a)	3.71%		01/06/23	100,000,000	100,000,000
CALIFORNIA 3.3%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	(a)	3.71%		01/06/23	2,405,000	2,405,000
Bay Area Toll Auth
Toll Bridge RB Series 2019A (LOC: BANK OF AMERICA NA)	(a)	3.15%		01/06/23	51,725,000	51,725,000
California
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	14,000,000	14,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		2.40%		01/10/23	16,320,000	16,320,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: CITIBANK NA)	(b)(c)(d)	3.69%		01/06/23	9,729,000	9,729,000
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	(a)	3.76%		01/06/23	1,140,000	1,140,000
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		0.85%		01/26/23	19,875,000	19,670,638
See financial notes
14Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Statewide Communities Development Auth
M/F Housing RB (David Ave Apt) Series 2007WW (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.89%		01/06/23	5,300,000	5,300,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.89%		01/06/23	10,620,000	10,620,000
RB (Kaiser Permanente) Series 2004E		2.00%		01/03/23	21,000,000	21,000,000
RB (Kaiser Permanente) Series 2004K		2.90%		02/23/23	15,120,000	15,120,000
RB (Kaiser Permanente) Series 2008B		2.90%		03/07/23	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2008C		3.20%		02/14/23	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2008C		2.65%		03/09/23	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2009B1		2.65%		03/08/23	4,500,000	4,500,000
RB (Kaiser Permanente) Series 2009B6		2.95%		03/08/23	36,700,000	36,700,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.81%		01/06/23	57,715,000	57,715,000
Irvine Ranch Water District
GO Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index + 0.06%)	(c)	3.72%	01/05/23	03/01/23	4,760,000	4,760,000
GO Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index + 0.06%)	(c)	3.72%	01/05/23	03/01/23	4,770,000	4,770,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	3,205,000	3,205,000
Long Beach USD
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	10,000,000	10,000,000
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,000,000	5,000,000
Los Angeles Dept of Airports
Sub RB Series 2016A, 2017A, 2018A, 2018C, 2019F (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.53%		01/06/23	1,030,000	1,030,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	2,000,000	2,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.75%		01/06/23	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.73%		01/06/23	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.75%		01/06/23	700,000	700,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.73%		01/06/23	9,000,000	9,000,000
Pennsylvania HFA
S/F Mortgage RB Series 2022140A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	1,080,000	1,080,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	15,845,000	15,845,000
San Francisco Airport Commission
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.71%		01/06/23	16,485,000	16,485,000
RB 2nd Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.45%		01/03/23	1,000,000	1,000,000
RB 2nd Series 2019A, 2019E, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.73%		01/06/23	52,795,000	52,795,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report15

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.73%		01/06/23	28,985,000	28,985,000
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.73%		01/06/23	4,225,000	4,225,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2020C1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,500,000	4,500,000
San Jose
Sub Airport CP Notes Series B (LOC: BANK OF AMERICA NA)		3.15%		02/23/23	5,180,000	5,180,000
						484,504,638
COLORADO 1.4%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	(a)	3.68%		01/06/23	26,800,000	26,800,000
Colorado
Education Loan Program TRAN 2022A		5.00%		06/29/23	2,090,000	2,119,656
Colorado Health Facilities Auth
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.70%		01/03/23	35,055,000	35,055,000
RB (CommonSpirit Health) Series 2019A2 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	13,410,000	13,410,000
RB (CommonSpirit Health) Series 2019A2 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	3,000,000	3,000,000
RB (Intermountain Healthcare) Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,000,000	4,000,000
RB (Intermountain Healthcare) Series 2022E	(a)	3.60%		01/03/23	28,440,000	28,440,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (ESCROW) (LIQ: CITIBANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	14,000,000	14,000,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	16,500,000	16,500,000
Colorado Housing & Finance Auth
M/F Housing RB (Terrace Park Apartments) Series 2007 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.66%		01/06/23	10,860,000	10,860,000
S/F Mortgage Class I Bonds Series 2017E (LIQ: BANK OF AMERICA NA)	(a)	3.83%		01/06/23	11,800,000	11,800,000
Colorado State Univ
System Enterprise RB Series 2015D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	10,000,000	10,000,000
Denver
Airport Sub RB Series 2018A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	(b)(c)(d)	3.91%	01/05/23	06/01/23	2,100,000	2,100,000
Denver Dedicated Tax Revenue
Dedicated Tax RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.72%		01/06/23	4,205,000	4,205,000
St. Vrain Valley SD RE-1J
GO Bonds Series 2016C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.44%		01/06/23	5,670,000	5,670,000
Univ of Colorado Hospital Auth
Refunding RB Series 2017B-1	(a)	3.59%		01/06/23	3,885,000	3,885,000
Weld Cnty SD #4
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.57%		01/06/23	5,000,000	5,000,000
						196,844,656
CONNECTICUT 0.2%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.70%	01/05/23	01/06/23	3,750,000	3,750,000
See financial notes
16Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Connecticut HFA
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	(a)	3.69%		01/06/23	21,050,000	21,050,000
Housing Mortgage Finance Bonds Series 2022A-3 (LIQ: TD BANK NA)	(a)	3.66%		01/06/23	3,510,000	3,510,000
						28,310,000
DELAWARE 0.1%
Delaware Health Facilities Auth
Refunding RB (Christiana Care Health Services) Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.70%		01/06/23	12,550,000	12,550,000
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	(a)	3.70%		01/06/23	5,185,000	5,185,000
						17,735,000
DISTRICT OF COLUMBIA 1.2%
District of Columbia
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	7,060,000	7,060,000
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	42,000,000	42,000,000
GO CP BAN Series 2022A (LOC: BARCLAYS BANK PLC)		2.55%		01/18/23	3,500,000	3,500,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	25,900,000	25,900,000
Income Tax Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	895,000	895,000
District of Columbia HFA
M/F Housing RB (Pentacle Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.81%		01/06/23	8,440,000	8,440,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		2.33%	01/05/23	09/01/23	38,000,000	38,000,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.69%		01/03/23	9,700,000	9,700,000
Public Utility Sub Lien RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	3,760,000	3,760,000
Metropolitan Washington Airports Auth
Airport System RB Series 2009D2 (LOC: TD BANK NA)	(a)	3.46%		01/03/23	750,000	750,000
Airport System RB Series 2010D (LOC: TD BANK NA)	(a)	3.66%		01/06/23	20,000,000	20,000,000
Airport System Refunding RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.70%		01/06/23	7,725,000	7,725,000
Airport System Refunding RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.76%		01/06/23	2,400,000	2,400,000
						170,130,000
FLORIDA 3.8%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	(a)	3.66%		01/06/23	9,080,000	9,079,918
Broward Cnty
Airport Facility RB (Embraer Aircraft Holding) Series 2007A (LOC: CITIBANK NA)	(a)	3.65%		01/06/23	11,500,000	11,500,000
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	(a)	3.66%		01/06/23	3,035,000	3,035,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	(a)	3.65%		01/06/23	1,100,000	1,100,000
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		2.40%		01/05/23	40,675,000	40,675,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report17

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Florida
GO Bonds Series 2018A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.71%		01/06/23	4,075,000	4,075,000
Florida Development Finance Corp
RB (Brightline Florida Passenger Rail) Series 2021A (ESCROW)		2.90%		04/04/23	730,000	727,828
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.79%		01/06/23	8,515,000	8,515,000
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(a)	3.73%		01/06/23	1,095,000	1,095,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	(a)	3.77%		01/06/23	2,995,000	2,995,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.76%		01/06/23	7,100,000	7,100,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.76%		01/06/23	5,000,000	5,000,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	(a)	3.77%		01/06/23	3,055,000	3,055,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.79%		01/06/23	5,430,000	5,430,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/06/23	11,510,000	11,510,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/06/23	4,200,000	4,200,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		2.85%		01/05/23	13,091,000	13,091,000
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.62%		01/03/23	3,620,000	3,620,000
Hillsborough Cnty
Solid Waste & Recovery Refunding RB Series 2016B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	3.51%	01/05/23	03/01/23	1,400,000	1,400,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.76%		01/06/23	18,015,000	18,015,000
M/F Housing RB (Royal Palm Key Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.65%		01/06/23	6,920,000	6,920,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		3.12%		01/19/23	2,000,000	2,000,000
Health Care Refunding RB (Baptist Health) Series 2019D	(a)	3.65%		01/06/23	26,285,000	26,285,000
Health Care Refunding RB (Baptist Health) Series 2019E	(a)	3.65%		01/06/23	29,960,000	29,960,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		2.77%		01/04/23	7,245,000	7,245,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.71%		01/06/23	7,915,000	7,915,000
Miami-Dade Cnty
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	8,080,000	8,080,000
Seaport CP Notes Series B1 (LOC: BANK OF AMERICA NA)		3.68%		01/17/23	84,500,000	84,500,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	23,140,000	23,140,000
See financial notes
18Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Orange Cnty HFA
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.86%		01/06/23	5,230,000	5,230,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.86%		01/06/23	10,235,000	10,235,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: TRUIST BANK)	(a)	3.64%		01/06/23	6,790,000	6,790,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: TRUIST BANK)	(a)	3.64%		01/06/23	7,350,000	7,350,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.86%		01/06/23	10,500,000	10,500,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.86%		01/06/23	6,985,000	6,985,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.95%		01/06/23	6,405,000	6,405,000
Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: TD BANK NA)	(a)	3.64%		01/06/23	53,680,000	53,678,645
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	(a)	4.30%		01/06/23	2,610,000	2,610,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	(a)	3.69%		01/06/23	760,000	760,000
South Broward Hospital District
Hospital RB Series 2021A & 2016A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,815,000	1,815,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		2.99%		02/09/23	40,000,000	40,000,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		3.10%		03/09/23	50,000,000	50,000,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	5,000,000	5,000,000
						558,622,391
GEORGIA 1.1%
Atlanta
Airport CP Notes Series N2 (LOC: PNC BANK NATIONAL ASSOCIATION)		3.60%		02/21/23	40,198,000	40,198,000
Airport CP Notes Series O2 (LOC: JPMORGAN CHASE BANK NA)		3.50%		02/21/23	5,780,000	5,780,000
Airport RB Series 2019B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.74%		01/06/23	3,520,000	3,520,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	7,500,000	7,500,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,660,000	4,660,000
Brookhaven Development Auth
RB (Children’s Healthcare Atlanta) Series 2019A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,015,000	2,015,000
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	3,750,000	3,750,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	(a)	3.70%		01/06/23	9,350,000	9,350,000
Gwinnett Cnty SD
GO Bonds Series 2013 (ESCROW)		5.00%		02/01/23	5,000,000	5,010,922
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report19

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Main Street Natural Gas
Gas RB Series 2022B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.71%		01/06/23	21,610,000	21,610,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.79%		01/06/23	14,300,000	14,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.69%		01/03/23	11,945,000	11,945,000
Paulding Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.30%		01/03/23	14,985,000	14,985,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: TRUIST BANK)	(a)	3.77%		01/06/23	12,750,000	12,750,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	3.81%		01/06/23	1,675,000	1,675,000
						159,048,922
HAWAII 0.0%
Hawaii
GO Bonds Series 2018FT		5.00%		01/01/23	150,000	150,000
Honolulu
GO Bonds Series 2015A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	3,700,000	3,700,000
						3,850,000
IDAHO 0.0%
Cassia Cnty IDC
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)	3.76%		01/06/23	1,000,000	1,000,000
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		3.30%		02/01/23	4,550,000	4,550,000
						5,550,000
ILLINOIS 4.4%
Chicago
Airport Sr Lien RB Series 2022A & 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.73%		01/06/23	5,620,000	5,620,000
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)	(a)	3.71%		01/06/23	4,420,000	4,420,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	(a)	3.66%		01/06/23	3,957,000	3,957,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)	(a)	3.71%		01/06/23	1,000,000	1,000,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	(a)	3.71%		01/06/23	7,490,000	7,490,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	(a)	3.69%		01/06/23	39,515,000	39,515,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)	3.75%		01/06/23	30,100,000	30,100,000
Midway Airport CP Series 2022A (LOC: BANK OF MONTREAL)		2.68%		02/06/23	24,375,000	24,375,000
See financial notes
20Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OHare General Airport Sr Lien RB Series 2017D (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.75%		01/06/23	9,360,000	9,360,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.70%		01/06/23	10,140,000	10,140,000
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		2.90%		01/04/23	10,417,000	10,417,000
RB (Adler Planetarium) Series 1997 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)	3.70%		01/06/23	1,200,000	1,200,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.73%		01/06/23	71,580,000	71,580,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	(a)	3.68%		01/06/23	2,500,000	2,500,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	3,695,000	3,695,000
RB (Northshore Edward Elmhurst Health) Series 2022F (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.54%		01/03/23	18,455,000	18,455,000
RB (Northshore Edward Elmhurst) Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.65%		01/03/23	36,555,000	36,555,000
RB (Northshore Edward Elmhurst) Series 2022E (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.65%		01/03/23	11,500,000	11,500,000
RB (NorthShore Univ Health System) Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.40%		01/06/23	6,560,000	6,560,000
RB (NorthShore Univ Health System) Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.54%		01/03/23	8,400,000	8,400,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	55,595,000	55,595,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%	01/05/23	01/06/23	34,600,000	34,600,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.43%		01/03/23	1,555,000	1,555,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	29,440,000	29,440,000
RB (Univ of Chicago) Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,000,000	4,000,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO HARRIS BANK NA)	(a)	3.80%		01/06/23	2,800,000	2,800,000
Refunding RB (OSF Healthcare System) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(a)	3.65%		01/03/23	2,500,000	2,500,000
Refunding RB (OSF Healthcare) Series 2018C (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)	3.55%		01/03/23	2,935,000	2,935,000
Illinois Hsg Development Auth March 2016 S/F
RB Series 2022D (LIQ: BANK OF MONTREAL)	(a)	3.75%		01/06/23	19,360,000	19,360,000
RB Series 2022E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.71%		01/06/23	4,170,000	4,170,000
RB Series 2022F (LIQ: BANK OF MONTREAL)	(a)	3.65%		01/06/23	27,000,000	27,000,000
RB Series 2022H		3.47%		12/01/23	13,810,000	13,810,000
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	11,470,000	11,470,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	16,000,000	16,000,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.71%		01/06/23	11,150,000	11,150,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report21

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.72%		01/06/23	16,105,000	16,105,000
Sr RB Series 2014B (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.71%	01/05/23	01/06/23	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	(b)(c)(d)	3.69%		01/06/23	6,665,000	6,665,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	20,435,000	20,435,000
Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.72%		01/06/23	1,310,000	1,310,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.81%		01/06/23	27,000,000	27,000,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.58%		01/06/23	11,028,500	11,028,500
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	7,320,000	7,320,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.67%		01/06/23	5,000,000	5,000,000
						646,087,500
INDIANA 1.1%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	(a)	3.66%		01/06/23	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	(a)	3.66%		01/06/23	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	(a)	3.66%		01/06/23	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	(a)	3.66%		01/06/23	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	(a)	3.66%		01/06/23	20,000,000	20,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	(a)	3.71%		01/06/23	4,000,000	4,000,000
Environmental Refunding RB (Duke Energy) Series 2009A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.60%		01/03/23	5,385,000	5,385,000
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.71%	01/05/23	01/06/23	2,500,000	2,500,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	9,150,000	9,150,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	2,720,000	2,720,000
RB (Ascension Health) Series 2008E5	(a)	3.70%		01/06/23	18,490,000	18,490,000
RB (Fulcrum Centerpoint) Series 2022 (ESCROW)		4.50%		11/15/23	25,000,000	25,000,000
Refunding RB (Trinity Health) Series 2008D2		2.45%		01/04/23	19,665,000	19,665,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2020C-3 (LIQ: TD BANK NA)	(a)	3.50%		01/03/23	3,835,000	3,835,000
Noblesville
RB (GreyStone Apts) Series 2006A (LOC: BANK OF AMERICA NA)	(a)	3.79%		01/06/23	9,140,000	9,140,000
						159,885,000
See financial notes
22Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IOWA 2.0%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: TD BANK NA)	(a)	3.50%		01/03/23	935,000	935,000
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.76%		01/06/23	7,875,000	7,875,000
Midwestern Disaster Area RB (Cargill) Series 2009A	(a)	3.50%		01/06/23	37,000,000	37,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(a)	3.71%		01/06/23	65,947,000	65,947,000
Midwestern Disaster Area RB (Cargill) Series 2012	(a)	3.72%		01/06/23	31,500,000	31,500,000
Midwestern Disaster Area RB (Cargill) Series 2012A	(a)	3.71%		01/06/23	73,200,000	73,200,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(a)	3.76%		01/06/23	5,940,000	5,940,000
RB (UnityPoint Health) Series 2018F (LOC: JPMORGAN CHASE BANK NA)	(a)	3.25%		01/03/23	1,000,000	1,000,000
Sewage and Solid Waste Disposal RB (Cargill) Series 2021	(a)	3.73%		01/06/23	61,000,000	61,000,000
						284,397,000
KANSAS 0.2%
Meade Cnty
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2021 (LOC: AGRIBANK FCB)	(a)	3.76%		01/06/23	7,000,000	7,000,000
Wichita
Industrial RB (Cargill) Series VII-A 2018	(a)	3.73%		01/06/23	25,800,000	25,800,000
						32,800,000
KENTUCKY 0.4%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.75%		01/06/23	19,680,000	19,680,000
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	(a)	3.80%		01/06/23	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	(a)	3.74%		01/06/23	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	(a)	3.74%		01/06/23	4,500,000	4,500,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	(a)	3.70%		01/06/23	4,400,000	4,400,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)	3.85%		01/06/23	3,000,000	3,000,000
Louisville & Jefferson Cnty Metro Sewer District
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		2.55%		02/16/23	10,000,000	10,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		2.85%		02/02/23	8,500,000	8,500,000
						63,395,000
LOUISIANA 1.1%
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.88%		01/06/23	5,100,000	5,100,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report23

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	(a)	3.54%		01/03/23	56,221,000	56,221,000
RB (ExxonMobil) Series 2010B	(a)	3.54%		01/03/23	21,885,000	21,885,000
Louisiana HFA
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.80%		01/06/23	11,880,000	11,880,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.80%		01/06/23	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.69%		01/06/23	2,340,000	2,340,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (American Biocarbon) Series 2021 (ESCROW)		3.85%		08/01/23	23,500,000	23,501,055
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.75%		01/06/23	3,500,000	3,500,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		1.45%		03/15/23	12,500,000	12,500,000
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		1.45%		03/15/23	20,000,000	20,000,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.75%		01/06/23	2,640,000	2,640,000
						165,967,055
MAINE 0.2%
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: BANK OF AMERICA NA)	(a)	3.73%		01/06/23	29,000,000	29,000,000
MARYLAND 1.2%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.69%		01/06/23	9,915,000	9,915,000
GO Bonds Series 2018 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.71%		01/06/23	2,570,000	2,570,000
Maryland Community Development Administration
M/F Housing Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)	(a)	3.63%		01/06/23	3,065,000	3,065,000
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2017D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.70%		01/06/23	7,390,000	7,390,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)	3.74%		01/06/23	5,960,000	5,960,000
Montgomery Cnty
RB (Trinity Health) Series 2013MD		2.58%		03/01/23	30,000,000	30,000,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.69%		01/03/23	6,565,000	6,565,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.76%		01/06/23	29,200,000	29,200,000
See financial notes
24Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.76%		01/06/23	71,000,000	71,000,000
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.76%		01/06/23	12,600,000	12,600,000
						178,265,000
MASSACHUSETTS 2.1%
Billerica
ULT GO Series 70B (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.69%		01/03/23	6,000,000	6,000,000
Boston Water & Sewer Commission
CP BAN Series A (LOC: TD BANK NA)		2.70%		03/06/23	3,500,000	3,500,000
Massachusetts
GO BAN Series A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	55,000,000	55,000,000
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	22,540,000	22,540,000
GO Bonds Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	10,000,000	10,000,000
GO Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,000,000	4,000,000
GO Refunding Bonds Series 2020D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,125,000	1,125,000
RB (Rail Enhancement) Series 2022A&B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,625,000	5,625,000
Special Obligation Dedicated Tax Refunding RBs Series 2005 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.18%)	(b)(c)(d)	3.84%		01/03/23	4,000,000	4,000,000
Massachusetts Dept of Transportation
Highway System Sub Refunding RB Series 2022A1 (LIQ: TD BANK NA)	(a)	3.60%		01/06/23	5,000,000	5,000,000
Highway System Sub Refunding RB Series 2022A2 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)	3.71%		01/06/23	10,505,000	10,505,000
Highway System Sub Refunding RB Series 2022A3 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)	3.35%		01/06/23	17,000,000	17,000,000
Metropolitan Highway System Sr RB Series 2010A2 (LOC: TD BANK NA)	(a)	3.62%		01/06/23	10,000,000	10,000,000
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	3.73%		01/06/23	26,555,000	26,555,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.73%		01/06/23	2,645,000	2,645,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.73%		01/06/23	12,890,000	12,890,000
RB (College of the Holy Cross) Series 2002 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	5,050,000	5,050,000
RB (Partners HealthCare) Series T2 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	7,400,000	7,400,000
Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series R	(a)	2.95%		01/03/23	1,685,000	1,685,000
RB (Partners HealthCare) Series P2 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.70%		01/06/23	31,200,000	31,200,000
Massachusetts HFA
Housing RB Series 2016I (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.41%		01/03/23	1,500,000	1,500,000
Housing RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.41%		01/03/23	7,500,000	7,500,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report25

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Massachusetts Port Auth
RB Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.43%		01/03/23	1,235,000	1,235,000
RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.72%		01/06/23	4,800,000	4,800,000
Massachusetts School Building Auth
Sub Sales Tax Bonds Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.70%		01/03/23	2,535,000	2,535,000
Sub Sales Tax RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.70%		01/03/23	5,335,000	5,335,000
Sub Sales Tax RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	11,750,000	11,750,000
Univ of Massachusetts Building Auth
CP Notes Series 2013A1 (LIQ: TD BANK NA)		3.08%		01/26/23	15,000,000	15,000,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	8,325,000	8,325,000
						299,700,000
MICHIGAN 3.0%
Grand Traverse Hospital Finance Auth
Refunding RB (Munson Healthcare) Series 2019C (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)	3.40%		01/03/23	9,590,000	9,590,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		2.58%		03/01/23	5,000,000	5,000,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	28,700,000	28,700,000
Hospital RB (Trinity Health) Series 2013MI2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	7,775,000	7,775,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: UBS AG)	(b)(c)(d)	3.69%		01/06/23	2,600,000	2,600,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.42%		01/03/23	1,045,000	1,045,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	15,330,000	15,330,000
Hospital Refunding RB (Trinity Health) Series 2017MIA & MI2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	7,645,000	7,645,000
Hospital Refunding RB (Trinity Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,710,000	2,710,000
Hospital Refunding RB (Trinity Health) Series A 2019MI (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,285,000	4,285,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F5		2.40%		03/15/23	4,350,000	4,335,653
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LOC: BARCLAYS BANK PLC)	(a)	3.68%		01/06/23	13,710,000	13,710,000
Rental Housing RB Series 2008A (LOC: BARCLAYS BANK PLC)	(a)	3.68%		01/06/23	9,000,000	9,000,000
Rental Housing RB Series 2016E (LIQ: UBS AG)	(a)	3.69%		01/06/23	11,460,000	11,460,000
S/F Mortgage RB Series 2006C (LIQ: US BANK NATIONAL ASSOCIATION)	(a)	3.35%		01/06/23	2,000,000	2,000,000
S/F Mortgage RB Series 2007B (LIQ: TD BANK NA)	(a)	3.70%		01/06/23	27,085,000	27,085,000
S/F Mortgage RB Series 2007F (LIQ: TD BANK NA)	(a)	3.70%		01/06/23	5,500,000	5,500,000
S/F Mortgage RB Series 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	47,495,000	47,495,000
S/F Mortgage RB Series 2021A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	2,400,000	2,400,000
S/F Mortgage RB Series 2022D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	4,440,000	4,440,000
S/F Mortgage RB Series D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	7,215,000	7,215,000
See financial notes
26Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Michigan State Univ
General RB Series 2000A1 (LIQ: PNC BANK NATIONAL ASSOCIATION)	(a)	3.68%		01/06/23	15,800,000	15,800,000
General RB Series 2003A (LIQ: NORTHERN TRUST COMPANY (THE))	(a)	3.68%		01/06/23	22,020,000	22,020,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF NOVA SCOTIA)	(a)	3.70%		01/06/23	36,335,000	36,335,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	(a)	3.73%		01/06/23	10,000,000	10,000,000
LT GO Bonds (Greenville Venture Partners) Series 2018 (LOC: COBANK ACB)	(a)	3.76%		01/06/23	5,250,000	5,250,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: BMO HARRIS BANK NA)	(a)	3.73%		01/06/23	31,045,000	31,045,000
Univ of Michigan
CP Notes Series L1		2.22%		01/04/23	21,815,000	21,815,000
CP Notes Series L1		2.40%		03/02/23	17,500,000	17,500,000
Extendible CP Notes Series L2		2.27%		04/01/23	27,205,000	27,205,000
General RB Series 2009B		2.06%		01/05/23	12,700,000	12,700,000
General RB Series 2012A	(a)	3.55%		01/06/23	12,565,000	12,565,000
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	359,000	359,000
General RB Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.32%	01/05/23	01/06/23	4,000,000	4,000,000
						435,914,653
MINNESOTA 1.5%
East Grand Forks
Solid Waste Disposal RB (American Crystal Sugar) Series 2019 (LOC: COBANK ACB)	(a)	3.76%		01/06/23	8,000,000	8,000,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/06/23	5,705,000	5,705,000
Grant Cnty
IDRB (Riverview) Series 2020 (LOC: AGRIBANK FCB)	(a)	3.76%		01/06/23	20,000,000	20,000,000
Moorehead
Refunding RBs (American Crystal Sugar Comp) Series 2020 (LOC: COBANK ACB)	(a)	3.73%		01/06/23	7,500,000	7,500,000
Norman Cnty
Solid Waste Disposal RB (Riverview) Series 2022 (LOC: AGRIBANK FCB)	(a)	3.75%		01/06/23	20,000,000	20,000,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008A	(a)	3.60%		01/06/23	11,000,000	11,000,000
Health Care Facilities RB (Mayo Clinic) Series 2014		2.58%		02/08/23	57,000,000	57,000,000
Health Care Facilities RB (Mayo Clinic) Series 2016	(a)	3.69%		01/06/23	57,775,000	57,775,000
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/06/23	12,300,000	12,300,000
M/F Housing Refunding RB (Westwind Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.74%		01/06/23	5,565,000	5,565,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	(a)	3.76%		01/06/23	10,000,000	10,000,000
						214,845,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report27

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MISSISSIPPI 0.5%
Jackson Cnty
Port Facility Refunding RB (Chevron) Series 1993	(a)	3.55%		01/03/23	7,150,000	7,150,000
Water System GO Refunding Bonds Series 1994		2.00%		02/01/23	6,000,000	6,000,000
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	(a)	3.55%		01/03/23	4,700,000	4,700,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011E	(a)	3.54%		01/03/23	13,800,000	13,800,000
IDRB (Chevron) Series 2007A	(a)	3.54%		01/03/23	19,000,000	19,000,000
IDRB (Chevron) Series 2011A	(a)	3.55%		01/03/23	6,970,000	6,970,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.80%		01/06/23	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.80%		01/06/23	5,360,000	5,360,000
Mississippi State Univ Educational Building Corp
Refunding RB (Mississippi State Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	9,760,000	9,760,000
						77,740,000
MISSOURI 0.7%
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	(a)	3.77%		01/06/23	8,685,000	8,685,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.69%		01/03/23	10,565,000	10,565,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2008D	(a)	3.15%		01/06/23	38,675,000	38,675,000
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.70%		01/06/23	17,500,000	17,500,000
Health Facilities Refunding RB (BJC Health) Series 2008A	(a)	3.58%		01/06/23	10,550,000	10,550,000
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	9,105,000	9,105,000
St. Louis Cnty IDA
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.75%		01/06/23	5,735,000	5,735,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.00%		01/06/23	1,495,000	1,495,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.76%		01/06/23	3,315,000	3,315,000
						105,625,000
NEBRASKA 0.4%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.71%		01/06/23	6,745,000	6,745,000
Gas RB Series 2022-2 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.71%		01/06/23	3,155,000	3,155,000
See financial notes
28Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nebraska Investment Finance Auth
M/F Housing RB (Irvington Heights Apts) Series 2007A (LOC: CITIBANK NA)	(a)	3.67%		01/06/23	9,680,000	9,680,000
Washington Cnty
IDRB (Cargill) Series 2010	(a)	3.72%		01/06/23	3,880,000	3,880,000
IDRB (Cargill) Series 2010B	(a)	3.50%		01/06/23	3,000,000	3,000,000
RB (Cargill) Series 2019	(a)	3.73%		01/06/23	32,000,000	32,000,000
						58,460,000
NEVADA 1.4%
Clark Cnty
Airport System Sub Lien RB Series 2008C1 (LOC: BANK OF AMERICA NA)	(a)	3.84%		01/06/23	32,550,000	32,550,000
Airport System Sub Lien RB Series 2008C2 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	3.78%		01/06/23	43,200,000	43,199,952
Airport System Sub Lien RB Series 2008C3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.64%		01/06/23	20,470,000	20,470,000
IDRB (Southwest Gas Corp) Series 2008A (LOC: MUFG BANK LTD)	(a)	3.70%		01/06/23	30,000,000	30,000,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.69%		01/03/23	8,605,000	8,605,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	7,300,000	7,300,000
Nevada Dept of Business & Industry
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		0.85%		01/26/23	2,000,000	2,000,000
Nevada Housing Division
Housing RB (Vintage at Laughlin Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.75%		01/06/23	5,510,000	5,510,000
Housing RB (Vista Creek Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.75%		01/06/23	18,515,000	18,515,000
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.70%		01/06/23	10,200,000	10,200,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.70%		01/06/23	8,865,000	8,865,000
M/F Housing RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.70%		01/06/23	16,300,000	16,300,000
						203,514,952
NEW HAMPSHIRE 0.7%
New Hampshire Business Finance Auth
RB (Lonza Biologies) Series 2010 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.72%		01/06/23	10,000,000	10,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.73%		01/06/23	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.73%		01/06/23	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	3.73%		01/06/23	45,000,000	45,000,000
						104,500,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report29

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NEW JERSEY 0.6%
New Jersey Health Care Facilities Financing Auth
Hospital Capital Asset RB Series 1985A (LOC: TD BANK NA)	(a)	3.66%		01/06/23	2,500,000	2,500,000
RB (Atlantic Health) Series 2008B (LOC: BANK OF AMERICA NA)	(a)	3.64%		01/06/23	2,500,000	2,500,000
RB (Atlantic Health) Series 2008C (LOC: JPMORGAN CHASE BANK NA)	(a)	3.64%		01/06/23	2,790,000	2,790,000
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB (Meadow Brook Apt) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.50%		01/06/23	6,005,000	6,005,000
M/F Housing RB Series 20135 (LOC: CITIBANK NA)	(a)	3.59%		01/06/23	66,500,000	66,500,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.37%		01/06/23	804,000	804,000
						81,099,000
NEW YORK 19.7%
Battery Park City Auth
Jr RB Series 2019E (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	7,060,000	7,060,000
Bay Shore UFSD
TAN 2022-2023		3.75%		06/23/23	7,000,000	7,032,180
Canandaigua SD
BAN 2022		3.25%		06/23/23	11,740,000	11,813,922
Clarence CSD
BAN 2022B		4.00%		06/22/23	12,146,679	12,238,475
Connetquot CSD
TAN 2022-2023		4.00%		06/28/23	10,000,000	10,047,235
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.73%		01/06/23	3,345,000	3,345,000
Lindenhurst Union Free SD
TAN 2022-2023		4.00%		06/28/23	8,700,000	8,739,981
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.71%		01/06/23	3,500,000	3,500,000
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	3.49%		01/03/23	765,000	765,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(a)	3.49%		01/03/23	965,000	965,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.71%		01/06/23	7,500,000	7,500,000
Transportation RB Series 2005D2 (LOC: BANK OF MONTREAL)	(a)	3.28%		01/03/23	8,300,000	8,300,000
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(a)	3.56%		01/03/23	56,280,000	56,280,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.73%		01/06/23	13,650,000	13,650,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	(a)	3.79%		01/06/23	3,305,000	3,305,000
See financial notes
30Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York City
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	22,500,000	22,500,000
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.60%		01/03/23	14,285,000	14,285,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D-3A (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	3.54%		01/03/23	3,040,000	3,040,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	5,950,000	5,950,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(a)	3.60%		01/03/23	32,320,000	32,320,000
GO Bonds Fiscal 2013 Series A-5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.67%		01/06/23	27,000,000	27,000,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(a)	3.56%		01/03/23	2,500,000	2,500,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	5,135,000	5,135,000
GO Bonds Fiscal 2015 Series F1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	2,600,000	2,600,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	(a)	3.40%		01/03/23	10,690,000	10,690,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	5,000,000	5,000,000
GO Bonds Fiscal 2016 Series A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	2,600,000	2,600,000
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.65%		01/03/23	500,000	500,000
GO Bonds Fiscal 2017 Series A6 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.60%		01/03/23	43,810,000	43,810,000
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(a)	3.40%		01/03/23	8,625,000	8,625,000
GO Bonds Fiscal 2018 Series E-5 (LOC: TD BANK NA)	(a)	3.49%		01/03/23	10,895,000	10,895,000
GO Bonds Fiscal 2018 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	6,490,000	6,490,000
GO Bonds Fiscal 2018 Series F1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	6,665,000	6,665,000
GO Bonds Fiscal 2020 Series D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	2,150,000	2,150,000
GO Bonds Fiscal 2021 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	1,350,000	1,350,000
GO Bonds Fiscal 2022 Series A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	1,500,000	1,500,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	2,400,000	2,400,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.60%		01/03/23	55,615,000	55,615,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.60%		01/03/23	19,965,000	19,965,000
GO Bonds Fiscal 2023 Series A4 (LIQ: TD BANK NA)	(a)	3.49%		01/03/23	4,265,000	4,265,000
New York City Housing Development Corp
M/F Housing RB (Atlantic Court Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.67%		01/06/23	15,000,000	15,000,000
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.83%		01/06/23	19,995,000	19,995,000
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	3,160,000	3,160,000
M/F Housing RB Series 2019A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,160,000	8,160,000
M/F Housing RB Series 2022C3 (LIQ: BARCLAYS BANK PLC)	(a)	3.64%		01/06/23	6,300,000	6,300,000
M/F Housing RB Series 2022F3 (LIQ: UBS AG)	(a)	3.62%		01/06/23	15,000,000	15,000,000
M/F Housing RB Series 2022G		3.00%		09/01/23	25,000,000	25,000,000
M/F Mortgage RB (Beacon Mews) Series 2006A (LOC: CITIBANK NA)	(a)	3.78%		01/06/23	5,300,000	5,300,000
M/F Mortgage RB (East Clarke Place Associates) Series 2005A (LOC: JPMORGAN CHASE BANK NA)	(a)	3.83%		01/06/23	2,200,000	2,200,000
M/F Mortgage RB (State Renaissance Court) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.73%		01/06/23	27,000,000	27,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report31

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	(a)	3.67%		01/06/23	18,500,000	18,500,000
M/F Rental Housing RB (Rivereast Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.73%		01/06/23	39,650,000	39,650,000
M/F Rental Housing RB (Sierra Development) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.67%		01/06/23	45,000,000	45,000,000
M/F Rental Housing RB (The Foundry) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.67%		01/06/23	48,100,000	48,100,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.67%		01/06/23	110,000,000	110,000,000
New York City Municipal Water Finance Auth
Water & Sewer 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,100,000	2,100,000
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series DD, Fiscal 2018 Series BB1&CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.06%		01/06/23	11,915,000	11,915,000
Water & Sewer System 2nd General Resolution RB Fiscal 2023 Series AA (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,780,000	4,780,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(a)	3.56%		01/03/23	5,600,000	5,600,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	(a)	3.49%		01/03/23	1,100,000	1,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(a)	3.49%		01/03/23	5,800,000	5,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA6 (LIQ: MIZUHO BANK LTD)	(a)	3.65%		01/03/23	14,265,000	14,265,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series CC1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	10,760,000	10,760,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 & 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,125,000	5,125,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.70%		01/03/23	2,000,000	2,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,740,000	2,740,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(a)	3.40%		01/03/23	11,630,000	11,630,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	3.48%		01/03/23	53,325,000	53,325,000
Water & Sewer System RB Fiscal 2016 Series BB1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	10,130,000	10,130,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.56%		01/03/23	36,400,000	36,400,000
Water & Sewer System RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	2,315,000	2,315,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	54,100,000	54,100,000
Water & Sewer System RB Fiscal 2021 Series EE1 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)	3.63%		01/03/23	9,700,000	9,700,000
Water & Sewer System RB Fiscal 2022 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,830,000	5,830,000
See financial notes
32Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System RB Fiscal 2023 Series AA1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	4,000,000	4,000,000
Water & Sewer System RB Fiscal 2023 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	3.45%		01/03/23	3,500,000	3,500,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2018 Series S1 (LIQ: CITIBANK NA)	(b)(c)(d)	3.69%		01/06/23	6,000,000	6,000,000
Building Aid RB Fiscal 2018 Sub Series S4A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	1,760,000	1,760,000
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 & 2021C1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	13,180,000	13,180,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	(a)	3.41%		01/03/23	18,000,000	18,000,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A-5 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.55%		01/03/23	700,000	700,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.65%		01/03/23	8,350,000	8,350,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B1 & E1, Fiscal 2018 Series B1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.97%		01/06/23	2,645,000	2,645,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.42%		01/03/23	990,000	990,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,500,000	2,500,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.65%		01/03/23	46,885,000	46,885,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.65%		01/03/23	4,400,000	4,400,000
Future Tax Secured Sub Bonds Fiscal 2020 Series C2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.57%		01/06/23	3,945,000	3,945,000
Future Tax Secured Sub Bonds Fiscal 2021 Series C1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	2,870,000	2,870,000
Future Tax Secured Sub Bonds Fiscal 2022 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	2,325,000	2,325,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	800,000	800,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A2 (LIQ: UBS AG)	(a)	3.60%		01/03/23	45,100,000	45,100,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	3,500,000	3,500,000
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	14,000,000	14,000,000
RB (Columbia Univ) Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	6,800,000	6,800,000
RB (Memorial Sloan-Kettering Cancer Center) Series 20221A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.08%)	(b)(c)(d)	3.74%	01/05/23	01/19/23	12,600,000	12,600,000
RB (Teresian House) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.73%		01/06/23	10,885,000	10,885,000
State Personal Income Tax RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	6,000,000	6,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report33

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2015B		5.00%		02/15/23	125,000	125,268
State Personal Income Tax RB Series 2015B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	2.78%		01/06/23	3,695,000	3,695,000
State Personal Income Tax RB Series 2018A, 2021E, 2022A, 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	26,790,000	26,790,000
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	12,415,000	12,415,000
State Personal Income Tax RB Series 2019D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,050,000	4,050,000
State Personal Income Tax RB Series 2020A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	3,305,000	3,305,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	4,435,000	4,435,000
State Personal Income Tax RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	12,585,000	12,585,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.65%		01/06/23	2,485,000	2,485,000
State Personal Income Tax RB Series 2020A 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	6,175,000	6,175,000
State Personal Income Tax RB Series 2021E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	5,000,000	5,000,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	9,215,000	9,215,000
State Sales Tax RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	1,635,000	1,635,000
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,000,000	1,000,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)	(a)	3.65%		01/06/23	7,000,000	7,000,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,250,000	4,250,000
New York State HFA
Housing RB (250 W 50th Street) 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.67%		01/06/23	82,700,000	82,700,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.71%		01/06/23	33,425,000	33,425,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.68%		01/06/23	40,505,000	40,505,000
Housing RB (360 W 43rd St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.68%		01/06/23	22,200,000	22,200,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.68%		01/06/23	34,200,000	34,200,000
Housing RB (39th Street Associates) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.67%		01/06/23	40,500,000	40,500,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.83%		01/06/23	91,695,000	91,695,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.75%		01/06/23	37,500,000	37,500,000
Housing RB (750 6th Ave) Series 1999A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.75%		01/06/23	7,000,000	7,000,000
See financial notes
34Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.83%		01/06/23	82,400,000	82,400,000
Housing RB (Caroline Apts) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.83%		01/06/23	16,900,000	16,900,000
Housing RB (Clinton Green North) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.68%		01/06/23	47,000,000	47,000,000
Housing RB (Clinton Green South) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.68%		01/06/23	18,300,000	18,300,000
Housing RB (Clinton Green) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.68%		01/06/23	45,500,000	45,500,000
Housing RB (E 39th St) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.68%		01/06/23	33,700,000	33,700,000
Housing RB (East 84th St) Series 1995A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.67%		01/06/23	43,200,000	43,200,000
Housing RB (Grace Towers) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.67%		01/06/23	11,530,000	11,530,000
Housing RB (Helena) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.83%		01/06/23	75,100,000	75,100,000
Housing RB (Mccarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.87%		01/06/23	6,540,000	6,540,000
Housing RB (Related-W 20th St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.83%		01/06/23	50,150,000	50,150,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.67%		01/06/23	22,700,000	22,700,000
Housing RB (The Helena Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.83%		01/06/23	42,000,000	42,000,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.68%		01/06/23	38,300,000	38,300,000
Housing RB (Tower 31) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.68%		01/06/23	20,500,000	20,500,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.68%		01/06/23	1,600,000	1,600,000
Housing RB (Worth Street) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.68%		01/06/23	34,400,000	34,400,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	(a)	3.73%		01/06/23	25,490,000	25,490,000
Homeowner Mortgage RB Series 236 (LIQ: UBS AG)	(a)	3.65%		01/06/23	3,900,000	3,900,000
Homeowner Mortgage RB Series 247 (LIQ: TD BANK NA)	(a)	3.65%		01/06/23	20,125,000	20,125,000
New York State Power Auth
CP Series 2		3.20%		01/04/23	16,000,000	16,000,000
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,075,000	1,075,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	3,670,000	3,670,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	18,985,000	18,985,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,430,000	2,430,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	10,125,000	10,125,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report35

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	6,020,000	6,020,000
State Personal Income Tax RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	15,000,000	15,000,000
State Personal Income Tax RB Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,000,000	5,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	9,850,000	9,850,000
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	2,240,000	2,240,000
State Personal Income Tax RB Series 2020C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	6,760,000	6,760,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,000,000	5,000,000
State Sales Tax RB Series 2019A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.69%		01/06/23	5,275,000	5,275,000
State Sales Tax RB Series 2021A		5.00%		03/15/23	515,000	517,443
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.71%		01/06/23	10,300,000	10,300,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.70%		01/06/23	14,200,000	14,200,000
Patchogue-Medford UFSD
TAN 2022-2023		4.25%		06/28/23	22,700,000	22,835,222
Port Auth of New York & New Jersey
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.73%	01/05/23	01/06/23	1,660,000	1,660,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.74%	01/05/23	01/06/23	415,000	415,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,085,000	2,085,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	(b)(c)(d)	3.71%		01/06/23	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.70%		01/06/23	4,790,000	4,790,000
Consolidated Bonds 207th Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.73%		01/06/23	12,260,000	12,260,000
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.73%		01/06/23	10,845,000	10,845,000
Consolidated Bonds 221st & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.73%		01/06/23	5,640,000	5,640,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.73%		01/06/23	760,000	760,000
Consolidated Bonds 230th Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	770,000	770,000
Consolidated Bonds 231st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.73%		01/06/23	15,945,000	15,945,000
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.73%		01/06/23	800,000	800,000
CP Series A		3.65%		01/24/23	78,730,000	78,730,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.73%		01/06/23	5,265,000	5,265,000
Rondout Valley CSD
GO BANs 2022		3.50%		06/28/23	14,000,000	14,040,977
Sewanhaka Central HSD
TAN 2022-2023		4.00%		06/20/23	5,000,000	5,033,276
See financial notes
36Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tonawanda
BAN 2022A		4.00%		08/25/23	20,762,905	20,974,816
Triborough Bridge & Tunnel Auth
General RB Series 2003B1 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.63%		01/03/23	1,300,000	1,300,000
General RB Series 2019C (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	3,280,000	3,280,000
General RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	3,200,000	3,200,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	17,660,000	17,660,000
Payroll Mobility Tax Sr Lien RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,330,000	5,330,000
Payroll Mobility Tax Sr Lien RB Series 2022C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	2,940,000	2,940,000
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.70%		01/06/23	8,000,000	8,000,000
Sales Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.70%		01/06/23	12,710,000	12,710,000
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.87%		01/06/23	2,510,000	2,510,000
						2,856,218,795
NORTH CAROLINA 0.6%
Charlotte-Mecklenberg Hospital Auth
Health Care Refunding RB (Atrium Health) Series 2021E (LOC: ROYAL BANK OF CANADA)	(a)	3.45%		01/03/23	39,670,000	39,670,000
Cumberland Cnty Industrial Facilities & Pollution Control Financing Auth
RB (Cargill) Series 2022	(a)	3.73%		01/06/23	15,000,000	15,000,000
North Carolina
Limited Obligation Refunding Bonds Series 2017B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.70%		01/06/23	4,800,000	4,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (ESCROW) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	8,000,000	8,000,000
Union Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Darnel Inc) Series 2007 (LOC: TRUIST BANK)	(a)	3.70%		01/06/23	10,000,000	10,000,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: TRUIST BANK)	(a)	3.78%		01/06/23	7,000,000	7,000,000
						84,470,000
NORTH DAKOTA 0.1%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	(a)	3.72%		01/06/23	5,765,000	5,765,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	(a)	3.72%		01/06/23	4,090,000	4,090,000
						9,855,000
OHIO 2.1%
Akron, Bath & Copley Jt Township Hospital District
Hospital RB (Summa Health) Series 2017A (LOC: BMO HARRIS BANK NA)	(a)	3.65%		01/06/23	1,020,000	1,020,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	7,255,000	7,255,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report37

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berea SD
ULT GO Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	8,050,000	8,050,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015B	(a)	3.70%		01/06/23	15,040,000	15,040,000
Forrest Hills SD
ULT GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	5,200,000	5,200,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.71%	01/05/23	01/06/23	2,665,000	2,665,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.85%		01/06/23	3,100,000	3,100,000
RB (Trinity Health) Series 2013OH		3.30%		02/01/23	7,750,000	7,750,000
RB (Trinity Health) Series 2017A-OH (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.39%		01/06/23	4,810,000	4,810,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.76%		01/06/23	7,270,000	7,270,000
Montgomery Cnty
Hospital Facililties Refunding RB (Kettering Health) Series 2011B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	10,575,000	10,575,000
Ohio
Hospital RB (Cleveland Clinic Health System) Series 2019E (LIQ: PNC BANK NATIONAL ASSOCIATION)	(a)	3.55%		01/03/23	6,210,000	6,210,000
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.70%		01/06/23	3,000,000	3,000,000
Hospital RB (University Hospitals Health System) Series 2018A (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)	3.40%		01/03/23	800,000	800,000
Ohio HFA
Residential Mortgage RB Series 2006J (LIQ: TD BANK NA)	(a)	3.70%		01/06/23	3,350,000	3,350,000
Residential Mortgage RB Series 2016G (LIQ: TD BANK NA)	(a)	3.70%		01/06/23	9,600,000	9,600,000
Residential Mortgage RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.70%		01/06/23	5,125,000	5,125,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		2.70%		02/01/23	15,105,000	15,105,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		2.60%		02/08/23	18,905,000	18,905,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.80%		01/18/23	12,495,000	12,495,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.70%		02/01/23	23,000,000	23,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.60%		02/08/23	23,190,000	23,190,000
Ohio Hospital Facilities
Hospital RB (Cleveland Clinic Health System) Series 2019D2	(a)	3.56%		01/06/23	7,400,000	7,400,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Cargill) Series 2021	(a)	3.73%		01/06/23	75,000,000	75,000,000
Ohio Univ
General RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	3.54%	01/05/23	06/01/23	5,000,000	5,000,000
Ohio Water Development Auth
Water Pollution Control Loan Fund RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	(a)	3.60%		01/06/23	20,915,000	20,915,000
						301,830,000
See financial notes
38Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OREGON 0.7%
Centennial SD #28JT
GO Refunding Bonds Series 2020 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	10,000,000	10,000,000
Oregon
GO Bonds Series 2019G (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	15,000,000	15,000,000
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		2.95%		01/10/23	2,000,000	2,000,000
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.00%		02/01/23	2,160,000	2,160,000
Oregon Dept of Transportation
Highway Tax 2nd Sub Lien CP Series A1 (LOC: WELLS FARGO BANK NA)		3.00%		02/01/23	1,250,000	1,250,000
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.81%		01/06/23	19,000,000	19,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	(a)	3.71%		01/06/23	2,015,000	2,015,000
Port of Portland Airport
Portland International Airport 3rd Lien CP Series B (LOC: BANK OF AMERICA NA)		2.45%		01/23/23	16,200,000	16,200,000
Portland
M/F Refunding RB (Village of Lovejoy Fountain) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.68%		01/06/23	13,050,000	13,050,000
Portland CCD
GO Bonds Series 2013 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.71%		01/06/23	6,835,000	6,835,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.69%		01/06/23	7,800,000	7,800,000
						95,310,000
PENNSYLVANIA 1.0%
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran Obligated Group) Series 2016A (LOC: TRUIST BANK)	(a)	3.70%		01/06/23	9,470,000	9,470,000
Butler Cnty Industrial Development Auth
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(a)	3.70%		01/06/23	5,785,000	5,785,000
Refunding RB (Concordia Lutheran Health & Human Care) Series 2008A (LOC: TRUIST BANK)	(a)	3.70%		01/06/23	10,410,000	10,410,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.73%		01/06/23	13,000,000	13,000,000
Cumberland Cnty Municipal Auth
RB (SpiriTrust Lutheran) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.73%		01/06/23	67,000,000	67,000,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.76%		01/06/23	700,000	700,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.80%		01/06/23	4,915,000	4,915,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report39

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.72%		01/06/23	4,515,000	4,515,000
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.74%		01/06/23	8,010,000	8,010,000
Pennsylvania Economic Development Financing Auth
Economic Development RB 2005 Series B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)	3.77%		01/06/23	1,300,000	1,300,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)	3.77%		01/06/23	875,000	875,000
Pennsylvania HFA
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.70%		01/06/23	6,775,000	6,775,000
S/F Mortgage RB Series 2020-132A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,620,000	1,620,000
S/F Mortgage RB Series 2022-139A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	7,625,000	7,625,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.80%		01/06/23	2,900,000	2,900,000
Pennsylvania State Univ
RB Series 2018 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	3,000,000	3,000,000
						147,900,000
RHODE ISLAND 0.1%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,250,000	8,250,000
SOUTH CAROLINA 0.5%
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.71%	01/05/23	01/06/23	3,100,000	3,100,000
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.61%		01/06/23	6,000,000	6,000,000
IRB (South Carolina Generating) Series 2008 (LOC: TD BANK NA)	(a)	3.70%		01/06/23	33,265,000	33,265,000
RB (Holcim) Series 2003 (LOC: COMERICA BANK)	(a)	3.76%		01/06/23	25,000,000	25,000,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	3.86%	01/05/23	04/03/23	1,580,000	1,580,000
						68,945,000
SOUTH DAKOTA 0.2%
South Dakota Economic Development Finance Auth
Solid Waste Disposal RB (Riverview LLP) Series 2021 (LOC: AGRIBANK FCB)	(a)	3.76%		01/06/23	13,250,000	13,250,000
Solid Waste Disposal RB (Riverview) Series 2021 (LOC: AGRIBANK FCB)	(a)	3.76%		01/06/23	22,500,000	22,500,000
						35,750,000
TENNESSEE 0.4%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(a)	3.75%		01/06/23	4,460,000	4,460,000
See financial notes
40Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.70%		01/06/23	1,700,000	1,700,000
Johnson City Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2022C (LOC: TRUIST BANK)	(a)	3.68%		01/06/23	1,100,000	1,100,000
Hospital Refunding RB (Ballad Health) Series 2022B (LOC: TRUIST BANK)	(a)	3.66%		01/06/23	19,000,000	19,000,000
Memphis Health, Educational & Housing Facility Board
M/F Housing RB (Ashland Lake II Apts) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.66%		01/06/23	11,500,000	11,500,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (The Retreat at Dry Creek Farms Apts) Series 2007 (LOC: CITIBANK NA)	(a)	3.67%		01/06/23	1,650,000	1,650,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	(a)	3.66%		01/06/23	25,000,000	25,000,000
						64,410,000
TEXAS 19.5%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	7,500,000	7,500,000
Arlington Higher Education Finance Corp
Education RB (Riverwalk Education Foundation) Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.68%		01/06/23	3,360,000	3,360,000
Aubrey ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.70%		01/06/23	3,075,000	3,075,000
Belton ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/23	215,000	215,218
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	(a)	3.77%		01/06/23	10,375,000	10,375,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	(a)	3.85%		01/06/23	28,500,000	28,500,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.85%		01/06/23	25,000,000	25,000,000
Solid Waste Disposal RB (Formosa Plastics) Series 2001 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.85%		01/06/23	25,000,000	25,000,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.71%		01/06/23	27,500,000	27,500,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report41

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	(a)	3.78%		01/06/23	45,400,000	45,400,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.71%		01/06/23	35,000,000	35,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.85%		01/06/23	50,000,000	50,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)	3.78%		01/06/23	28,275,000	28,275,000
Capital Area Housing Finance Corp
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/06/23	13,715,000	13,715,000
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	(a)	3.72%		01/06/23	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	(a)	3.72%		01/06/23	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	(a)	3.76%		01/06/23	610,000	610,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	3.76%		01/06/23	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	3.76%		01/06/23	10,000,000	10,000,000
Dallas
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		2.70%		01/05/23	14,325,000	14,325,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,500,000	2,500,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	4,905,000	4,905,000
Sr Lien Sales Tax Refunding RB Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	10,950,000	10,950,000
Dallas ISD
CP Series IA (LIQ: BANK OF AMERICA NA)		3.10%		02/15/23	20,000,000	20,000,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	(a)	3.70%		01/06/23	31,180,000	31,180,000
El Paso Tx Water and Sewer System
Water & Sewer Refunding RB Series 2022 (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.10%)	(b)(c)(d)	3.76%	01/05/23	02/02/23	13,000,000	13,000,000
Fort Bend Cnty
LT Refunding Bonds 2015B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	4,105,000	4,105,000
Grand Parkway Transportation Corp
BAN Series 2018 (ESCROW)		5.00%		02/01/23	103,000,000	103,218,776
Sub Tier Toll RB (TELA Supported) Series 2018A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.70%		01/06/23	19,765,000	19,765,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2000	(a)	3.55%		01/03/23	7,050,000	7,050,000
RB (ExxonMobil) Series 2001A	(a)	3.55%		01/03/23	3,000,000	3,000,000
RB (ExxonMobil) Series 2001B	(a)	3.55%		01/03/23	4,800,000	4,800,000
See financial notes
42Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hale Cnty IDC
Economic Development RB (Silverado Developers) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	(a)	3.76%		01/06/23	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)	(a)	3.76%	01/05/23	01/06/23	3,000,000	3,000,000
Harris Cnty
GO Refunding Bonds Series 2015A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	4,560,000	4,560,000
Toll Road Sr Lien Refunding RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,590,000	2,590,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Texas Childrens Hospital) Series 2021C (LIQ: BANK OF AMERICA NA)	(a)	3.70%		01/03/23	1,750,000	1,750,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	43,170,000	43,170,000
RB (Houston Methodist) Series 2020B	(a)	3.65%		01/03/23	11,600,000	11,600,000
Refunding RB (Methodist Hospital) Series 2009C1		3.70%		01/03/23	205,000,000	205,000,000
Refunding RB (Methodist Hospital) Series 2009C2		3.70%		01/03/23	97,000,000	97,000,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)	(a)	3.66%		01/06/23	9,705,000	9,705,000
M/F Housing RB (Lafayette Village Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.64%		01/06/23	11,315,000	11,315,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.64%		01/06/23	5,815,000	5,815,000
Harris Cnty Toll Road Auth
1st Lien Revenue CP Series K (LOC: PNC BANK NATIONAL ASSOCIATION)		2.45%		01/17/23	28,770,000	28,770,000
Houston
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.38%		01/04/23	25,000,000	25,000,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.35%		01/05/23	6,000,000	6,000,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.67%		01/12/23	20,000,000	20,000,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.40%		02/07/23	9,000,000	9,000,000
GO Refunding Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	6,500,000	6,500,000
Houston ISD
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	1,615,000	1,619,953
Houston Texas Housing Finance Corp
M/F Housing (Fairlake Cove Apts) RB Series 2005 (LOC: CITIBANK NA)	(a)	3.66%		01/06/23	6,910,000	6,910,000
Katy ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	4,185,000	4,198,549
Lamar Consolidated ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	2,600,000	2,600,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report43

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Leander ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.68%		01/06/23	8,120,000	8,120,000
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	3,800,000	3,800,000
Love Field Airport Modernization Corp
Airport System CP (LOC: JPMORGAN CHASE BANK NA)		3.50%		02/07/23	6,500,000	6,500,000
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		2.55%		01/05/23	1,000,000	1,000,000
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		3.45%		02/27/23	1,603,000	1,603,000
Transmission Contract Revenue CP (LOC: STATE STREET BANK AND TRUST COMPANY; JPMORGAN CHASE BANK NA)		2.25%		01/05/23	21,000,000	21,000,000
Lower Neches Valley Auth
RB (ExxonMobil) Series 2012	(a)	3.21%		01/03/23	2,315,000	2,315,000
Lower Neches Valley Auth Industrial Development Corp
RB (ExxonMobil) Series 2010	(a)	3.21%		01/03/23	5,835,000	5,835,000
Medina Valley ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	650,000	652,031
Midlothian ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	(b)(c)(d)	3.69%		01/06/23	7,500,000	7,500,000
Parker Cnty
ULT GO Road Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.54%		01/06/23	7,990,000	7,990,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	(a)	3.73%		01/06/23	50,000,000	50,000,000
Exempt Facilities RB (Total USA) Series 2011	(a)	3.74%		01/06/23	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012A	(a)	3.74%		01/06/23	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	(a)	3.74%		01/06/23	30,000,000	30,000,000
RB (ATOFINA Petrochemicals) Series 2003B	(a)	3.78%		01/06/23	10,000,000	10,000,000
RB (Total Energies SE) Series 1998	(a)	3.78%		01/06/23	18,400,000	18,400,000
RB (TOTAL Petrochemicals USA) Series 2008	(a)	3.77%		01/06/23	50,000,000	50,000,000
Prosper ISD
ULT GO Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	430,000	431,289
Sabine-Neches Navigation District
LT GO Bonds Series 2022 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.71%		01/06/23	12,000,000	12,000,000
San Antonio
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.28%		01/05/23	49,185,000	49,185,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		3.75%		01/19/23	5,000,000	5,000,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		3.70%		01/26/23	5,000,000	5,000,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.80%		02/03/23	25,000,000	25,000,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.45%		02/06/23	38,025,000	38,025,000
San Antonio Electric & Gas
Electric & Gas Jr Lien Refunding RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,440,000	5,440,000
Electric & Gas Refunding RB Series 2022		5.00%		02/01/23	3,630,000	3,637,226
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/06/23	13,200,000	13,200,000
See financial notes
44Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sheldon ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	375,000	376,172
Southeast Housing Finance Corp
M/F Housing RB (Mansions at Moses Lake Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.76%		01/06/23	10,890,000	10,890,000
Spring Branch ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.69%		01/06/23	1,875,000	1,875,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.71%		01/06/23	6,530,000	6,530,000
Hospital RB (Baylor Scott & White) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,000,000	1,000,000
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	1,300,000	1,300,000
Hospital Refunding RB (Baylor Scott & White) Series 2022C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.43%		01/03/23	12,600,000	12,600,000
RB (Christus Health) Series 2016D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	1,000,000	1,000,000
RB (Methodist Hospitals) Series 2008A (LOC: TD BANK NA)	(a)	3.50%		01/03/23	4,700,000	4,700,000
RB (Texas Health Resources) Series 2008A	(a)	3.73%		01/06/23	18,560,000	18,560,000
RB (Texas Health Resources) Series 2008B	(a)	3.68%		01/06/23	500,000	500,000
Refunding RB (Christus Health) Series 2008C2 (LOC: BANK OF NEW YORK MELLON/THE)	(a)	3.73%		01/06/23	7,000,000	7,000,000
Texas
GO Bonds Series 2002 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.80%		01/06/23	4,100,000	4,100,000
GO Bonds Series 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.79%		01/06/23	16,885,000	16,885,000
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		01/06/23	15,960,000	15,960,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		01/06/23	12,125,000	12,125,000
GO Bonds Series 2014D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.85%		01/06/23	6,520,000	6,520,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.85%		01/06/23	53,810,000	53,810,000
GO Bonds Series 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.73%		01/06/23	47,385,000	47,385,000
GO Bonds Series 2018 (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.73%		01/06/23	48,520,000	48,520,000
GO Refunding Bonds Series 2020B		3.00%		08/01/23	2,185,000	2,169,575
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		01/06/23	5,250,000	5,250,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.75%		01/06/23	675,000	675,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(a)	3.80%		01/06/23	37,115,000	37,115,000
Veterans Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.73%		01/06/23	83,800,000	83,798,880
Veterans Bonds Series 2020 (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.68%		01/06/23	97,625,000	97,625,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.73%		01/06/23	52,780,000	52,780,000
Veterans Bonds Series 2022 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.73%		01/06/23	24,000,000	24,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report45

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Veterans’ Housing Assistance Program Fund II Series 2001A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.80%		01/06/23	3,515,000	3,515,000
Veterans Housing Assistance Program Fund II Series 2001C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.79%		01/06/23	21,625,000	21,625,000
Veterans’ Housing Assistance Program Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.80%		01/06/23	1,745,000	1,745,000
Veterans’ Housing Assistance Program Fund II Series 2003B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.80%		01/06/23	15,225,000	15,225,000
Veterans’ Housing Assistance Program Fund II Series 2004B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.80%		01/06/23	17,300,000	17,300,000
Veterans Housing Assistance Program Fund II Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.79%		01/06/23	4,555,000	4,555,000
Veterans’ Housing Assistance Program Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.80%		01/06/23	20,265,000	20,265,000
Veterans Housing Assistance Program Fund II Series 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.79%		01/06/23	23,080,000	23,080,000
Texas A&M Univ
CP Series B		2.28%		02/02/23	3,830,000	3,830,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/06/23	11,720,000	11,720,000
M/F Housing RB (Costa Mariposa Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/06/23	5,540,000	5,540,000
M/F Housing RB (Idlewilde Apartments) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.62%		01/06/23	4,690,000	4,690,000
M/F Housing RB (Tower Ridge Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.80%		01/06/23	15,000,000	15,000,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.74%		01/06/23	13,010,000	13,010,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS (STATE OF))	(a)	3.70%		01/06/23	3,560,000	3,560,000
S/F Mortgage RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	8,700,000	8,700,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS (STATE OF))	(a)	3.70%		01/06/23	7,560,000	7,560,000
Texas Public Finance Auth
CP Series 2019A		2.68%		01/19/23	10,000,000	10,000,000
Texas Transportation Commission
GO Bonds Series 2006B	(a)	3.62%		01/06/23	2,425,000	2,425,000
GO Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.49%		01/06/23	5,960,000	5,960,000
GO Refunding Bonds Series 2014 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.63%	01/05/23	01/06/23	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.69%		01/06/23	84,000,000	84,000,000
Texas Water Dev Brd
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,000,000	5,000,000
Univ of Texas
CP Notes Series A		2.05%		01/04/23	20,000,000	20,000,000
CP Notes Series A		2.00%		01/05/23	12,500,000	12,500,000
CP Notes Series A		2.05%		01/05/23	10,800,000	10,800,000
CP Notes Series A		3.00%		01/05/23	12,500,000	12,499,405
See financial notes
46Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CP Notes Series A		3.05%		01/06/23	22,000,000	21,998,917
CP Notes Series A		2.00%		01/09/23	25,000,000	25,000,000
CP Notes Series A		2.05%		01/09/23	18,000,000	18,000,000
CP Notes Series A		2.00%		01/10/23	9,500,000	9,500,000
CP Notes Series A		3.75%		01/17/23	5,225,000	5,225,000
CP Notes Series A		2.15%		01/19/23	20,000,000	20,000,000
CP Notes Series A		2.15%		01/26/23	15,000,000	15,000,000
CP Notes Series A		2.15%		01/30/23	25,000,000	25,000,000
CP Notes Series A		2.98%		04/03/23	18,000,000	17,995,592
Permanent Univ Fund Bonds Series 2008A (LIQ: UNIVERSITY OF TEXAS SYSTEM)	(a)	3.65%		01/06/23	1,085,000	1,085,000
Revenue Financing CP Series A		2.22%		01/04/23	20,000,000	20,000,000
Revenue Financing CP Series A		2.97%		01/05/23	4,400,000	4,400,000
Revenue Financing CP Series A		2.77%		01/10/23	18,000,000	18,000,000
Revenue Financing CP Series A		2.62%		01/19/23	8,300,000	8,300,000
Revenue Financing CP Series A		2.20%		02/02/23	20,000,000	20,000,000
Revenue Financing CP Series A		3.52%		02/10/23	4,300,000	4,300,000
Revenue Financing CP Series A		2.42%		03/02/23	14,000,000	14,000,000
Revenue Financing System Bonds Series 2008B	(a)	3.80%		01/06/23	45,460,000	45,460,000
Weslaco ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/23	210,000	210,363
Whitehouse ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.63%		01/06/23	4,750,000	4,750,000
						2,839,574,946
UTAH 0.6%
Intermountain Power Agency
Power Supply RB Series 2022A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.72%		01/06/23	5,130,000	5,130,000
Sub Power Supply RB Series 2019A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	5,000,000	5,000,000
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	(a)	3.68%		01/06/23	850,000	850,000
Murray
Hospital RB (IHC Health Services) Series 2003C	(a)	3.60%		01/03/23	620,000	620,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C (LIQ: BMO HARRIS BANK NA)	(a)	3.60%		01/06/23	22,325,000	22,325,000
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.73%		01/06/23	24,850,000	24,850,000
Hospital RB (IHC Health Services) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,875,000	4,875,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.70%		01/06/23	23,965,000	23,965,000
						87,615,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report47

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VIRGINIA 0.8%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	(a)	3.61%		01/06/23	52,635,000	52,635,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2016C	(a)	3.66%		01/06/23	2,400,000	2,400,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	3,590,000	3,590,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2011A1 (LOC: TD BANK NA)	(a)	3.70%		01/06/23	4,400,000	4,400,000
Airport System Refunding RB Series 2011A3 (LOC: TD BANK NA)	(a)	3.70%		01/06/23	1,400,000	1,400,000
Airport System Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.74%		01/06/23	7,100,000	7,100,000
Airport System Refunding RB Series 2017A (LIQ: CITIBANK NA)	(b)(c)(d)	3.70%		01/06/23	5,000,000	5,000,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.70%		01/06/23	7,000,000	7,000,000
Hospital Facilities RB (Sentara Health) Series 2016A	(a)	3.62%		01/06/23	18,470,000	18,470,000
Hospital Facilities Refunding RB (Sentara Healthcare) Series 2018B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	19,295,000	19,295,000
						121,290,000
WASHINGTON 2.6%
Franklin Pierce SD #402
ULT GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.49%		01/06/23	6,430,000	6,430,000
Highline SD #401
GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.69%		01/03/23	5,590,000	5,590,000
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%		01/06/23	1,150,000	1,150,000
King Cnty Housing Auth
RB (Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	3.76%		01/06/23	3,545,000	3,545,000
King Cnty Sewer System
LT GO CP Series A		2.03%		01/05/23	17,670,000	17,670,000
LT GO CP Series A		2.22%		01/09/23	10,000,000	10,000,000
LT GO CP Series A		2.45%		01/11/23	10,500,000	10,500,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	(a)	3.71%		01/06/23	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.72%		01/06/23	1,600,000	1,600,000
Intermediate Lien RB Series 2017C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.73%		01/06/23	7,500,000	7,500,000
Intermediate Lien RB Series 2018A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.75%		01/06/23	8,780,000	8,780,000
Intermediate Lien RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.81%		01/06/23	2,585,000	2,585,000
Intermediate Lien RB Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.81%		01/06/23	6,320,000	6,320,000
See financial notes
48Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Intermediate Lien Refunding RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.73%		01/06/23	3,630,000	3,630,000
Sub Lien Refunding RB Series 2008 (LOC: MUFG BANK LTD)	(a)	3.85%		01/06/23	73,015,000	73,015,000
Seattle
Drainage and Wastewater System Refunding RB 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.62%		01/03/23	8,350,000	8,350,000
Light & Power RB Series 2015A (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.69%		01/03/23	5,900,000	5,900,000
Light & Power RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,530,000	8,530,000
LT GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.25%		01/03/23	12,170,000	12,170,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.69%		01/03/23	25,070,000	25,070,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	3.76%		01/06/23	4,075,000	4,075,000
Snoqualmie Valley SD #410
ULT GO Refunding Bonds Series 2018 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	5,000,000	5,000,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.69%	01/05/23	01/06/23	11,105,000	11,105,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	(b)(c)(d)	3.33%	01/05/23	01/06/23	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.49%		01/06/23	7,500,000	7,500,000
GO Bonds Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	1,675,000	1,675,000
GO Refunding Bonds Series R-2013C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	7,500,000	7,500,000
Washington Economic Development Finance Auth
Environmental Facilities Refunding RB (Mura Cascade) Series 2022 (ESCROW)	(b)(c)	3.90%		12/08/23	47,500,000	47,500,232
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	(a)	3.80%		01/06/23	15,000,000	15,000,000
Washington Health Care Facilities Auth
RB (CommonSpirit Health) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	2,325,000	2,325,000
RB (Seattle Children’s Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	5,670,000	5,670,000
Refunding RB (Seattle Children’s Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.69%		01/06/23	8,625,000	8,625,000
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.71%		01/06/23	5,560,000	5,560,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.71%		01/06/23	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.65%		01/06/23	12,750,000	12,750,000
M/F Housing Refunding RB (Ballard Landmark Inn) Series 2015A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.64%		01/06/23	10,000,000	10,000,000
						376,505,232
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report49

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WEST VIRGINIA 0.3%
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	(a)	3.66%		01/06/23	39,800,000	39,800,000
WISCONSIN 0.7%
Green Bay Redevelopment Auth
Exempt Facility RB (Green Bay Packaging Inc) Series 2019 (LOC: WELLS FARGO BANK NA)	(a)	3.70%		01/06/23	73,400,000	73,400,000
Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.70%		01/06/23	4,000,000	4,000,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.78%		01/06/23	4,305,000	4,305,000
Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.69%		01/06/23	2,000,000	2,000,000
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.69%		01/06/23	4,500,000	4,500,000
Housing RB Series 2022C (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.65%		01/06/23	4,650,000	4,650,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.63%		01/06/23	5,455,000	5,455,000
						98,310,000
WYOMING 0.9%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	3.58%		01/03/23	45,700,000	45,700,000
Pollution Ctrl Refunding RB (ExxonMobil) Series 2014	(a)	3.54%		01/03/23	38,020,000	38,020,000
Sublette Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	3.54%		01/03/23	10,300,000	10,300,000
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	3.58%		01/03/23	7,000,000	7,000,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)	3.75%		01/06/23	32,700,000	32,700,000
						133,720,000
MULTIPLE STATES 4.6%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.72%	01/06/23	01/06/23	58,400,000	58,400,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.72%		01/06/23	10,000,000	10,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.71%	01/06/23	01/06/23	19,100,000	19,100,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.71%		01/06/23	123,000,000	123,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.71%	01/06/23	01/06/23	25,000,000	25,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(b)	3.72%		01/06/23	93,300,000	93,300,000
Nuveen Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.76%		01/06/23	58,700,000	58,700,000
See financial notes
50Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.76%		01/06/23	178,200,000	178,200,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.76%		01/06/23	95,600,000	95,600,000
						661,300,000
Total Municipal Securities (Cost $13,204,034,740)						13,204,034,740

U.S. GOVERNMENT AGENCY DEBT 6.4% OF NET ASSETS
Federal Home Loan Banks
		3.84%		01/03/23	54,200,000	54,200,000
		3.77%		01/05/23	214,000,000	213,955,179
		3.85%		01/05/23	141,866,000	141,835,656
		3.86%		01/10/23	49,356,000	49,319,052
		3.81%		01/23/23	236,000,000	235,501,778
		4.10%		01/25/23	239,300,000	238,744,292
Total U.S. Government Agency Debt (Cost $933,555,957)						933,555,957

U.S. TREASURY DEBT 0.5% OF NET ASSETS
United States Treasury
		3.45%		01/05/23	35,800,000	35,793,144
		3.68%		01/24/23	40,000,000	39,914,250
Total U.S. Treasury Debt (Cost $75,707,394)						75,707,394
Total Investments in Securities (Cost $14,213,298,091)						14,213,298,091

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,468,040,732 or 23.9% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report51

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
CNTY —	County
CP —	Commercial paper
CSD —	Central school district
DEV —	Development
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
HSG —	Housing
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
52Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$14,213,298,091
Cash		16,848,762
Receivables:
Fund shares sold		358,697,330
Interest		48,332,646
Prepaid expenses	+	411,855
Total assets		14,637,588,684

Liabilities
Payables:
Investments bought		59,406,595
Fund shares redeemed		28,648,582
Distributions to shareholders		11,754,258
Investment adviser and administrator fees		1,862,237
Shareholder service fees		41,645
Independent trustees’ fees		355
Accrued expenses	+	498,812
Total liabilities		102,212,484
Net assets		$14,535,376,200

Net Assets by Source
Capital received from investors		$14,535,376,200
Net assets		$14,535,376,200

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,953,783,017		2,952,995,838		$1.00
Ultra Shares	$11,581,593,183		11,578,321,896		$1.00

See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report53

Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$153,971,859

Expenses
Investment adviser and administrator fees		21,386,176
Shareholder service fees:
Investor Shares		3,213,699
Registration fees		572,069
Portfolio accounting fees		253,766
Proxy fees[1]		122,810
Custodian fees		102,381
Shareholder reports		74,863
Professional fees		70,030
Independent trustees’ fees		43,210
Transfer agent fees		1,318
Other expenses	+	88,725
Total expenses		25,929,047
Expense reduction	–	2,252,785
Net expenses	–	23,676,262
Net investment income		130,295,597

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		1,284,144
Increase in net assets resulting from operations		$131,579,741

[1]	Proxy fees are non-routine expenses (see financial note 5 for additional information).
See financial notes
54Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$130,295,597	$1,110,850
Net realized gains	+	1,284,144	867,999
Increase in net assets from operations		$131,579,741	$1,978,849

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($23,196,120)	($337,344)
Ultra Shares	+	(108,330,773)	(1,432,384)
Total distributions		($131,526,893)	($1,769,728)

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		4,437,059,113	632,432,879
Ultra Shares	+	19,362,303,224	3,037,633,946
Total shares sold		23,799,362,337	3,670,066,825
Shares Reinvested
Investor Shares		16,653,040	249,034
Ultra Shares	+	79,591,772	1,099,749
Total shares reinvested		96,244,812	1,348,783
Shares Redeemed
Investor Shares		(3,096,572,730)	(1,077,283,104)
Ultra Shares	+	(14,264,935,882)	(6,582,409,468)
Total shares redeemed		(17,361,508,612)	(7,659,692,572)
Net transactions in fund shares		6,534,098,537	(3,988,276,964)

NET ASSETS
Beginning of period		$8,001,224,815	$11,989,292,658
Total increase (decrease)	+	6,534,151,385	(3,988,067,843)
End of period		$14,535,376,200	$8,001,224,815

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report55

Schwab AMT Tax-Free Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.00[2]	0.00[2]	0.01	0.01
Net realized and unrealized gains (losses)	(0.00)[2]	0.00[2]	0.00[2]	0.00[2]	(0.00)[2]
Total from investment operations	0.01	0.00[2]	0.00[2]	0.01	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)[3]
Distributions from net realized gains	—	(0.00)[2]	—	—	—
Total distributions	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.90%	0.02%	0.34%	1.19%	1.20%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.31%[4,5]	0.11%[5]	0.31%[5,6]	0.35%	0.35%
Gross operating expenses	0.37%[4]	0.37%	0.49%	0.52%	0.51%
Net investment income (loss)	1.01%	0.01%	0.38%	1.17%	1.14%
Net assets, end of period (x 1,000,000)	$875	$644	$835	$1,273	$1,128

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.07%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 5 for additional information).
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
56Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.00[3]	0.00[3]
Net realized and unrealized gains (losses)	(0.00)[3]	0.00[3]	0.00[3]
Total from investment operations	0.01	0.00[3]	0.00[3]
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	—
Total distributions	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	1.03%	0.02%	0.01%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[5,6]	0.11%[6]	0.19%[6,7]
Gross operating expenses	0.22%[5]	0.22%	0.22%[7]
Net investment income (loss)	1.50%	0.01%	0.02%[7]
Net assets, end of period (x 1,000,000)	$967	$161	$229

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 5 for additional information).
[7]	Annualized.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report57

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 94.1% OF NET ASSETS
ALABAMA 1.7%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	1,965,000	1,965,000
Huntsville Health Care Auth
CP		2.80%		01/06/23	3,000,000	3,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(d)	3.73%		01/06/23	7,000,000	7,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(d)	3.73%		01/06/23	20,000,000	20,000,000
						31,965,000
ALASKA 0.3%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007B (LIQ: FEDERAL HOME LOAN BANKS)	(d)	3.60%		01/06/23	5,000,000	5,000,000
Valdez
Terminal Refunding RB (Exxon) Series 1993C	(d)	3.50%		01/03/23	550,000	550,000
						5,550,000
ARIZONA 0.9%
Maricopa Cnty IDA
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.69%		01/06/23	2,500,000	2,500,000
Pheonix Industrial Development Auth
Health Care Facilities RB (Mayo Clinic) Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	1,000,000	1,000,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2019A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.69%		01/06/23	5,000,000	5,000,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	(d)	3.65%		01/06/23	7,785,000	7,785,000
						16,285,000
CALIFORNIA 1.8%
California
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.69%		01/06/23	2,000,000	2,000,000
See financial notes
58Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California State Univ
RB Series 2017A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.68%		01/06/23	1,875,000	1,875,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004K		2.90%		02/23/23	7,300,000	7,300,000
RB (Kaiser Permanente) Series 2008B		2.90%		03/07/23	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2008C		2.65%		03/09/23	3,000,000	3,000,000
Irvine Ranch Water District
GO Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index + 0.06%)	(b)	3.72%	01/05/23	03/01/23	3,355,000	3,355,000
Pennsylvania HFA
S/F Mortgage RB Series 2022140A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/06/23	7,000,000	7,000,000
San Diego USD
GO Bonds Series 2022F2 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.69%		01/06/23	2,920,000	2,920,000
Univ of California
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/06/23	5,000,000	5,000,000
						33,450,000
COLORADO 0.7%
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A2 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	2,500,000	2,500,000
RB (CommonSpirit Health) Series 2019A2 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.69%		01/06/23	1,670,000	1,670,000
RB (Intermountain Healthcare) Series 2022E	(d)	3.60%		01/03/23	4,155,000	4,155,000
Denver
Dedicated Tax RB Series 2021A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.69%		01/06/23	4,000,000	4,000,000
						12,325,000
CONNECTICUT 0.5%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	(d)	3.76%		01/06/23	9,035,000	9,035,000
DISTRICT OF COLUMBIA 1.3%
District of Columbia
GO CP BAN Series 2022A (LOC: BARCLAYS BANK PLC)		2.55%		01/18/23	1,500,000	1,500,000
Income Tax Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/06/23	3,585,000	3,585,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		2.33%	01/05/23	09/01/23	12,000,000	12,000,000
Public Utility Sub Lien RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%	01/05/23	01/06/23	5,000,000	5,000,000
Metropolitan Washington Airports Auth
Airport System RB Series 2010D (LOC: TD BANK NA)	(d)	3.66%		01/06/23	2,110,000	2,110,000
						24,195,000
FLORIDA 5.5%
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		2.40%		01/05/23	1,230,000	1,230,000
Florida Housing Finance Corp
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(d)	3.73%		01/06/23	2,650,000	2,650,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report59

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		2.85%		01/05/23	100,000	100,000
Gainesville
IDRB (Gainesville Hillel) Series 2003 (LOC: TD BANK NA)	(d)	3.65%		01/06/23	1,300,000	1,300,000
Hillsborough Cnty IDA
RB (Baycare Health System) Series 2020C (LOC: TD BANK NA)	(d)	3.65%		01/06/23	11,200,000	11,200,000
Jacksonville
Health Care Refunding RB (Baptist Health) Series 2019B	(d)	3.65%		01/06/23	8,000,000	8,000,000
Health Care Refunding RB (Baptist Health) Series 2019E	(d)	3.65%		01/06/23	10,410,000	10,410,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.71%		01/06/23	5,000,000	5,000,000
Miami-Dade Cnty
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.69%		01/06/23	1,050,000	1,050,000
Special Obligation RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.72%		01/06/23	11,790,000	11,790,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	33,250,000	33,250,000
Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: TD BANK NA)	(d)	3.64%		01/06/23	800,000	800,000
Utility System RB Series 2008-2 (LIQ: TD BANK NA)	(d)	3.73%		01/06/23	14,000,000	14,000,000
South Broward Hospital District
Hospital RB Series 2021A & 2016A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.69%		01/06/23	415,000	415,000
						101,195,000
GEORGIA 1.1%
Atlanta
Airport CP Notes Series N1 (LOC: PNC BANK NATIONAL ASSOCIATION)		3.50%		02/21/23	555,000	555,000
Water & Wastewater Refunding RB Series 2015&2017A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.40%		01/06/23	12,055,000	12,055,000
Brookhaven Development Auth
RB (Children’s Healthcare Atlanta) Series 2019A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.69%		01/06/23	1,130,000	1,130,000
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/05/23	3,810,000	3,810,000
Main Street Natural Gas
Gas Supply RB Series 2022B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.71%		01/06/23	2,370,000	2,370,000
						19,920,000
HAWAII 0.1%
Hawaii
GO Bonds Series 2019FW		5.00%		01/01/23	900,000	900,000
IDAHO 0.2%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		3.30%		02/01/23	2,000,000	2,000,000
RB (St Luke’s Health System) Series 2021A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.70%		01/06/23	2,180,000	2,180,000
						4,180,000
See financial notes
60Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ILLINOIS 5.3%
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		2.90%		01/04/23	6,000,000	6,000,000
RB (Adler Planetarium) Series 1997 (LOC: PNC BANK NATIONAL ASSOCIATION)	(d)	3.70%		01/06/23	10,500,000	10,500,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.73%		01/06/23	17,285,000	17,285,000
RB (Chicago Horticultural Society) Series 1999 (LOC: BMO HARRIS BANK NA)	(d)	3.75%		01/06/23	600,000	600,000
RB (Fenwick HS) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	(d)	3.67%		01/06/23	2,635,000	2,635,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	(d)	3.68%		01/06/23	3,500,000	3,500,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/06/23	2,000,000	2,000,000
RB (NorthShore Univ Health System) Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.40%		01/06/23	5,020,000	5,020,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/06/23	2,560,000	2,560,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO HARRIS BANK NA)	(d)	3.80%		01/06/23	1,700,000	1,700,000
Refunding RB (OSF Healthcare System) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(d)	3.65%		01/03/23	700,000	700,000
Refunding RB (OSF Healthcare) Series 2018C (LOC: PNC BANK NATIONAL ASSOCIATION)	(d)	3.55%		01/03/23	4,800,000	4,800,000
Illinois Hsg Development Auth March 2016 S/F
RB Series 2022F (LIQ: BANK OF MONTREAL)	(d)	3.65%		01/06/23	13,000,000	13,000,000
RB Series 2022H		3.47%		12/01/23	3,190,000	3,190,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.70%		01/06/23	6,665,000	6,665,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.71%		01/06/23	9,000,000	9,000,000
Illinois Toll Highway Auth
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.72%	01/05/23	01/06/23	325,000	325,000
Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.72%		01/06/23	2,000,000	2,000,000
Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.72%		01/06/23	1,975,000	1,975,000
Sr RB Series 2021A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.71%		01/06/23	2,665,000	2,665,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.58%		01/06/23	2,321,500	2,321,500
						98,441,500
INDIANA 2.4%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	(d)	3.71%		01/06/23	28,500,000	28,500,000
Economic Development RB (Cargill) Series 2011	(d)	3.71%		01/06/23	11,000,000	11,000,000
Refunding RB (Trinity Health) Series 2008D2		2.45%		01/04/23	3,805,000	3,805,000
Indiana Health Facility Financing Auth
RB (Ascension Health Credit Group) Series 2003E-6	(d)	3.70%		01/06/23	550,000	550,000
						43,855,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report61

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IOWA 1.7%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: TD BANK NA)	(d)	3.50%		01/03/23	5,375,000	5,375,000
Midwestern Disaster Area RB (Cargill) Series 2009A	(d)	3.50%		01/06/23	13,000,000	13,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(d)	3.71%		01/06/23	1,390,000	1,390,000
Midwestern Disaster Area RB (Cargill) Series 2012	(d)	3.72%		01/06/23	7,000,000	7,000,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(d)	3.76%		01/06/23	4,060,000	4,060,000
						30,825,000
KENTUCKY 0.2%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.75%		01/06/23	2,465,000	2,465,000
Louisville & Jefferson Cnty Metro Sewer District
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		2.85%		02/02/23	1,500,000	1,500,000
						3,965,000
LOUISIANA 3.7%
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	(d)	3.54%		01/03/23	59,700,000	59,700,000
RB (ExxonMobil) Series 2010B	(d)	3.54%		01/03/23	1,200,000	1,200,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		1.45%		03/15/23	7,500,000	7,500,000
						68,400,000
MARYLAND 1.1%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	3.69%		01/06/23	3,675,000	3,675,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.73%		01/06/23	6,490,000	6,490,000
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.73%		01/06/23	6,590,000	6,590,000
Montgomery Cnty
RB (Trinity Health) Series 2016MD (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/06/23	3,750,000	3,750,000
						20,505,000
MASSACHUSETTS 3.2%
Massachusetts
Commonwealth Transportation Fund RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	4,000,000	4,000,000
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.69%		01/06/23	2,460,000	2,460,000
GO Bonds Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	4,165,000	4,165,000
GO Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.69%		01/06/23	1,000,000	1,000,000
GO Refunding Bonds Series 2020D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	1,000,000	1,000,000
Massachusetts Bay Transportation Auth
Assessment Bonds Series A2 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.69%		01/06/23	5,625,000	5,625,000
See financial notes
62Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Massachusetts Dept of Transportation
Highway System Sub Refunding RB Series 2022A2 (LIQ: US BANK NATIONAL ASSOCIATION)	(d)	3.71%		01/06/23	11,995,000	11,995,000
Highway System Sub Refunding RB Series 2022A3 (LIQ: US BANK NATIONAL ASSOCIATION)	(d)	3.35%		01/06/23	10,450,000	10,450,000
Massachusetts HFA
Housing RB Series 2016I (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.41%		01/03/23	6,000,000	6,000,000
Massachusetts School Building Auth
Sr Sales Tax Bonds Series 2020A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.69%		01/06/23	4,475,000	4,475,000
Sub Sales Tax Bonds Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.70%		01/03/23	2,530,000	2,530,000
Univ of Massachusetts Building Auth
CP Notes Series 2013A1 (LIQ: TD BANK NA)		3.08%		01/26/23	5,000,000	5,000,000
						58,700,000
MICHIGAN 2.1%
Lenawee Cnty Economic Development Corp
Refunding RB (Siena Heights Univ) Series 2009 (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.71%		01/06/23	3,545,000	3,545,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		2.58%		03/01/23	15,000,000	15,000,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.42%		01/03/23	1,045,000	1,045,000
State Aid Revenue Notes Series 2022A (LOC: JPMORGAN CHASE BANK NA)		5.00%		08/21/23	900,000	916,793
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F7 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	1,250,000	1,250,000
Michigan State Univ
General RB Series 2000A1 (LIQ: PNC BANK NATIONAL ASSOCIATION)	(d)	3.68%		01/06/23	6,920,000	6,920,000
General RB Series 2019B (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.69%		01/06/23	2,020,000	2,020,000
Univ of Michigan
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.69%		01/06/23	2,140,500	2,140,500
General RB Series 2017A (ESCROW) (LIQ: CITIBANK NA)	(a)(b)(c)	3.69%		01/06/23	5,760,000	5,760,000
						38,597,293
MINNESOTA 2.6%
Eden Prairie
M/F Housing Refunding RB (Park At City West Apts) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.72%		01/06/23	14,805,000	14,805,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008A	(d)	3.60%		01/06/23	22,000,000	22,000,000
Health Care Facilities RB (Mayo Clinic) Series 2014		2.58%		02/08/23	3,000,000	3,000,000
Health Care Facilities RB (Mayo Clinic) Series 2016	(d)	3.69%		01/06/23	8,800,000	8,800,000
						48,605,000
MISSISSIPPI 0.5%
Jackson Cnty
Port Facility Refunding RB (Chevron) Series 1993	(d)	3.55%		01/03/23	1,500,000	1,500,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report63

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	(d)	3.55%		01/03/23	400,000	400,000
IDRB (Chevron) Series 2007B	(d)	3.55%		01/03/23	3,550,000	3,550,000
IDRB (Chevron) Series 2007C	(d)	3.60%		01/03/23	2,700,000	2,700,000
IDRB (Chevron) Series 2011B	(d)	3.55%		01/03/23	1,580,000	1,580,000
						9,730,000
MISSOURI 0.5%
Missouri Health & Educational Facilities Auth
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.70%		01/06/23	4,000,000	4,000,000
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.69%		01/06/23	1,545,000	1,545,000
St. Louis IDA
Health Care Facilities RB (Mid-America Transplant) Series 2013 (LOC: BMO HARRIS BANK NA)	(d)	3.68%		01/03/23	3,500,000	3,500,000
						9,045,000
NEBRASKA 0.8%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.71%		01/06/23	5,115,000	5,115,000
Gas Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.71%		01/06/23	4,740,000	4,740,000
Central Plains Energy Project
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.71%		01/06/23	1,740,000	1,740,000
Washington Cnty
IDRB (Cargill) Series 2010B	(d)	3.50%		01/06/23	3,500,000	3,500,000
						15,095,000
NEW JERSEY 0.5%
New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2008B (LOC: BANK OF AMERICA NA)	(d)	3.64%		01/06/23	3,800,000	3,800,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.37%		01/06/23	4,450,000	4,450,000
						8,250,000
NEW YORK 14.6%
Bay Shore UFSD
TAN 2022-2023		3.75%		06/23/23	3,000,000	3,013,791
Canandaigua SD
BAN 2022		3.25%		06/23/23	2,000,000	2,012,593
Clarence CSD
BAN 2022B		4.00%		06/22/23	5,900,000	5,944,588
Lindenhurst Union Free SD
TAN 2022-2023		4.00%		06/28/23	1,000,000	1,004,596
New York City
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(d)	3.60%		01/03/23	4,650,000	4,650,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(d)	3.56%		01/03/23	3,840,000	3,840,000
GO Bonds Fiscal 2018 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/06/23	3,000,000	3,000,000
GO Bonds Fiscal 2022 Series A1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/06/23	750,000	750,000
See financial notes
64Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.69%		01/06/23	3,000,000	3,000,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.60%		01/03/23	7,620,000	7,620,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.60%		01/03/23	3,900,000	3,900,000
GO Bonds Fiscal 2023 Series A4 (LIQ: TD BANK NA)	(d)	3.49%		01/03/23	9,445,000	9,445,000
New York City Housing Development Corp
M/F Housing RB Series 2021F3 (LIQ: BARCLAYS BANK PLC)	(d)	3.62%		01/06/23	15,000,000	15,000,000
New York City Municipal Water Finance Auth
Water & Sewer 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.69%		01/06/23	3,205,000	3,205,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.60%		01/03/23	1,900,000	1,900,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 & 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.69%		01/06/23	5,550,000	5,550,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	1,835,000	1,835,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.70%		01/03/23	2,000,000	2,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	2,255,000	2,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1&3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	1,255,000	1,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	1,300,000	1,300,000
Water & Sewer System RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.55%		01/03/23	17,720,000	17,720,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(d)	3.48%		01/03/23	2,600,000	2,600,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.56%		01/03/23	2,000,000	2,000,000
Water & Sewer System RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/06/23	2,635,000	2,635,000
Water & Sewer System RB Fiscal 2017 Series DD&EE (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/06/23	650,000	650,000
New York City Transitional Finance Auth
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 & 2021C1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.69%		01/06/23	390,000	390,000
Future Tax Secured Sub Bonds Fiscal 2020 Series C2 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.57%		01/06/23	3,940,000	3,940,000
Future Tax Secured Sub Bonds Fiscal 2021 Series C1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/06/23	2,095,000	2,095,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.69%		01/06/23	3,075,000	3,075,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/06/23	1,020,000	1,020,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A2 (LIQ: UBS AG)	(d)	3.60%		01/03/23	19,000,000	19,000,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.69%		01/06/23	1,300,000	1,300,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: CITIBANK NA)	(a)(b)(c)	3.68%		01/06/23	3,280,000	3,280,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report65

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Dormitory Auth
RB (Memorial Sloan-Kettering Cancer Center) Series 20221A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.08%)	(a)(b)(c)	3.74%	01/05/23	01/19/23	3,000,000	3,000,000
RB (Royal Charter Properties-East) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.63%		01/06/23	770,000	770,000
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	1,200,000	1,200,000
State Personal Income Tax RB Series 2020A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.69%		01/06/23	1,000,000	1,000,000
State Personal Income Tax RB Series 2020A 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	5,335,000	5,335,000
State Personal Income Tax RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	2,500,000	2,500,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/06/23	265,000	265,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	5,000,000	5,000,000
New York State Power Auth
RB Series 2020A (LIQ: CITIBANK NA)	(a)(b)(c)	3.69%		01/06/23	1,130,000	1,130,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.69%		01/06/23	2,595,000	2,595,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	2,715,000	2,715,000
State Personal Income Tax RB Series 2021A1, 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	2,900,000	2,900,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.69%		01/06/23	2,000,000	2,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2017C3 & 2020A & 2020C & 2020E (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.69%		01/06/23	1,995,000	1,995,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.69%		01/06/23	895,000	895,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.71%		01/06/23	16,300,000	16,300,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(d)	3.71%		01/06/23	6,000,000	6,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(d)	3.70%		01/06/23	7,100,000	7,100,000
Patchogue-Medford UFSD
TAN 2022-2023		4.25%		06/28/23	6,300,000	6,337,529
Port Auth of New York & New Jersey
Consolidated Bonds 179th Series (LIQ: CITIBANK NA)	(a)(b)(c)	3.69%		01/06/23	1,900,000	1,900,000
Consolidated Bonds 217th Series (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.69%		01/06/23	3,305,000	3,305,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.73%		01/06/23	3,985,000	3,985,000
Rondout Valley CSD
GO BANs 2022		3.50%		06/28/23	1,000,000	1,002,927
See financial notes
66Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sewanhaka Central HSD
TAN 2022-2023		4.00%		06/20/23	1,000,000	1,006,655
Tonawanda
BAN 2022A		4.00%		08/25/23	6,000,000	6,061,237
Triborough Bridge & Tunnel Auth
General RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	4,275,000	4,275,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	19,875,000	19,875,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.69%		01/06/23	1,050,000	1,050,000
Sales Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.70%		01/06/23	3,080,000	3,080,000
Sr. Lien Refunding Bonds Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	10,195,000	10,195,000
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.87%		01/06/23	2,720,000	2,720,000
						269,678,916
OHIO 1.3%
Akron, Bath & Copley Jt Township Hospital District
RB (Concordia Lutheran Obligated Group) Series 2013A (LOC: TRUIST BANK)	(d)	3.70%		01/06/23	5,000,000	5,000,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.69%	01/05/23	01/06/23	2,675,000	2,675,000
Franklin Cnty
RB (Trinity Health) Series 2013OH		3.30%		02/01/23	3,000,000	3,000,000
RB (Trinity Health) Series 2017A-OH (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.39%		01/06/23	2,390,000	2,390,000
Ohio
Hospital RB (Cleveland Clinic Health System) Series 2019E (LIQ: PNC BANK NATIONAL ASSOCIATION)	(d)	3.55%		01/03/23	1,350,000	1,350,000
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(a)(c)	3.70%		01/06/23	600,000	600,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.80%		01/18/23	5,000,000	5,000,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.80%		02/01/23	4,805,000	4,805,000
						24,820,000
OREGON 2.1%
Beaverton SD #48J
GO Bonds Series 2022B (GTY: OREGON (STATE OF)) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	12,535,000	12,535,000
Centennial SD #28JT
GO Refunding Bonds Series 2020 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.69%		01/06/23	1,720,000	1,720,000
Oregon
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		2.95%		01/10/23	1,000,000	1,000,000
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.00%		02/01/23	1,440,000	1,440,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report67

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oregon Dept of Transportation
Highway Tax 2nd Sub Lien CP Notes Series A1 (LOC: WELLS FARGO BANK NA)		2.36%		03/01/23	8,615,000	8,615,000
Highway Tax 2nd Sub Lien CP Notes Series A1B1 (LOC: WELLS FARGO BANK NA)		2.03%		01/10/23	10,040,000	10,040,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	(d)	3.71%		01/06/23	3,995,000	3,995,000
						39,345,000
PENNSYLVANIA 2.0%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.73%		01/06/23	5,855,000	5,855,000
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran Obligated Group) Series 2016A (LOC: TRUIST BANK)	(d)	3.70%		01/06/23	3,540,000	3,540,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.73%		01/06/23	3,000,000	3,000,000
Delaware Valley Regional Finance Auth
Local Gov’t RB Series 2020D (LOC: TD BANK NA)	(d)	3.65%		01/06/23	19,500,000	19,500,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.80%		01/06/23	630,000	630,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.72%		01/06/23	4,850,000	4,850,000
						37,375,000
SOUTH CAROLINA 0.6%
South Carolina Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.69%		01/06/23	9,600,000	9,600,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(a)(b)(c)	3.86%	01/05/23	04/03/23	1,050,000	1,050,000
						10,650,000
TENNESSEE 1.3%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(d)	3.75%		01/06/23	600,000	600,000
Chattanooga Health, Educational & Housing Facility Board
RB (CommonSpirit Health) Series 2019A1&A2 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	1,685,000	1,685,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.70%		01/06/23	7,000,000	7,000,000
Johnson City Health & Educational Facilities Board
Hospital Refunding RB (Ballad Health) Series 2022B (LOC: TRUIST BANK)	(d)	3.66%		01/06/23	5,615,000	5,615,000
Memphis Health, Educational & Housing Facility Board
M/F Housing Bonds (Memphis Towers Apts) Series 2020 (ESCROW)	(a)(b)	3.40%		12/01/23	3,000,000	3,000,000
See financial notes
68Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	(d)	3.66%		01/06/23	5,310,000	5,310,000
						23,210,000
TEXAS 21.1%
Alvin ISD
ULT GO Bonds Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	150,000	150,324
Arlington Higher Education Finance Corp
Education RB (Riverwalk Education Foundation) Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.68%		01/06/23	2,500,000	2,500,000
Bridge ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.69%		01/06/23	2,605,000	2,605,000
Burleson ISD
ULT GO Refunding Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/23	250,000	250,363
Clint ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/23	100,000	100,000
Comal ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/01/23	235,000	235,200
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/23	125,000	125,182
Conroe ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	395,000	396,122
Cypress-Fairbanks ISD
ULT GO Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.69%		01/06/23	2,915,000	2,915,000
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	375,000	375,953
Dallas ISD
CP Series IA (LIQ: BANK OF AMERICA NA)		3.10%		02/15/23	8,000,000	8,000,000
El Paso Tx Water and Sewer System
Water & Sewer Refunding RB Series 2022 (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.10%)	(a)(b)(c)	3.76%	01/05/23	02/02/23	3,755,000	3,755,000
Forney ISD
ULT GO Series 2022B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.69%		01/06/23	3,120,000	3,120,000
Garland ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	460,000	461,110
Grand Parkway Transportation Corp
BAN Series 2018 (ESCROW)		5.00%		02/01/23	22,000,000	22,047,075
Grand Prairie ISD
ULT GO Refunding Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/23	100,000	99,986
Gregory Portland ISD
ULT GO Bonds Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	350,000	350,876
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report69

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Texas Childrens Hospital) Series 2021C (LIQ: BANK OF AMERICA NA)	(d)	3.70%		01/03/23	1,450,000	1,450,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.69%		01/06/23	7,300,000	7,300,000
Refunding RB (Methodist Hospital) Series 2009C1		3.70%		01/03/23	4,000,000	4,000,000
Refunding RB (Methodist Hospital) Series 2009C2		3.70%		01/03/23	23,000,000	23,000,000
Harris Cnty Toll Road Auth
1st Lien Revenue CP Series K (LOC: PNC BANK NATIONAL ASSOCIATION)		2.45%		01/17/23	9,840,000	9,840,000
1st Lien Revenue CP Series K (LOC: PNC BANK NATIONAL ASSOCIATION)		3.55%		01/17/23	1,080,000	1,080,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.69%	01/05/23	01/06/23	12,500,000	12,500,000
Houston ISD
LT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	3,490,000	3,501,221
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	125,000	125,318
Katy ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	1,220,000	1,223,066
Killeen ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	135,000	135,352
La Joya ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	575,000	576,507
Leander ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.68%		01/06/23	4,040,000	4,040,000
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		3.45%		02/27/23	454,000	454,000
Mansfield ISD
ULT GO Bonds Series 2013A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	200,000	200,613
Northwest ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/23	100,000	99,882
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Ave Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.74%		01/06/23	12,885,000	12,885,000
Pecos Barstow Toyah ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	350,000	350,975
Pflugerville ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	400,000	400,864
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2011	(d)	3.74%		01/06/23	23,315,000	23,315,000
Exempt Facilities RB (Total USA) Series 2012A	(d)	3.74%		01/06/23	10,000,000	10,000,000
Exempt Facilities RB (Total USA) Series 2012B	(d)	3.74%		01/06/23	4,000,000	4,000,000
See financial notes
70Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sabine-Neches Navigation District
LT GO Bonds Series 2022 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.71%		01/06/23	2,340,000	2,340,000
San Antonio
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.28%		01/05/23	11,600,000	11,600,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.45%		02/06/23	9,825,000	9,825,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.74%		01/06/23	1,800,000	1,800,000
San Antonio ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	2,000,000	2,005,240
Seguin ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	265,000	265,663
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.69%		01/06/23	2,745,000	2,745,000
Hospital RB (Baylor Scott & White) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	1,500,000	1,500,000
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.69%	01/05/23	01/06/23	6,000,000	6,000,000
RB (Christus Health) Series 2022A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.69%		01/06/23	1,500,000	1,500,000
RB (Methodist Hospitals) Series 2008A (LOC: TD BANK NA)	(d)	3.50%		01/03/23	1,345,000	1,345,000
RB (Texas Health Resources) Series 2016A (LIQ: UBS AG)	(a)(b)(c)	3.70%		01/06/23	4,585,000	4,585,000
Refunding RB (Christus Health) Series 2008C2 (LOC: BANK OF NEW YORK MELLON/THE)	(d)	3.73%		01/06/23	3,525,000	3,525,000
Texas
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.75%		01/06/23	2,975,000	2,975,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.75%		01/06/23	3,495,000	3,495,000
GO Bonds Series 2014D (LIQ: FEDERAL HOME LOAN BANKS)	(d)	3.85%		01/06/23	445,000	445,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	(d)	3.85%		01/06/23	2,625,000	2,625,000
GO Bonds Series 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.73%		01/06/23	13,140,000	13,140,000
GO Bonds Series 2018 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	3.73%		01/06/23	5,320,000	5,320,000
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.75%		01/06/23	10,350,000	10,350,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.75%		01/06/23	1,410,000	1,410,000
Veterans Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.73%		01/06/23	9,400,000	9,399,350
Veterans Bonds Series 2020 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	3.68%		01/06/23	9,425,000	9,425,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Mariposa Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.74%		01/06/23	3,240,000	3,240,000
Texas Transportation Commission
GO Bonds Series 2006B	(d)	3.62%		01/06/23	26,815,000	26,815,000
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.69%		01/06/23	17,000,000	17,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report71

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Water Development Board
State Water Implementation Fund RB Series 2022 (LIQ: CITIBANK NA)	(a)(b)(c)	3.69%		01/06/23	3,625,000	3,625,000
State Water Implementation Fund RB Series 2022 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.70%		01/06/23	5,000,000	5,000,000
Three Rivers ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/23	350,000	350,915
Univ of Texas
CP Notes Series A		2.05%		01/04/23	5,000,000	5,000,000
CP Notes Series A		2.05%		01/05/23	1,200,000	1,200,000
CP Notes Series A		3.00%		01/05/23	2,000,000	1,999,905
CP Notes Series A		3.05%		01/06/23	3,000,000	2,999,852
CP Notes Series A		3.75%		01/17/23	275,000	275,000
CP Notes Series A		2.57%		01/18/23	8,000,000	8,000,000
CP Notes Series A		2.15%		01/19/23	5,000,000	5,000,000
CP Notes Series A		2.15%		01/26/23	10,000,000	10,000,000
CP Notes Series A		2.98%		04/03/23	2,000,000	1,999,510
Revenue Financing CP Series A		2.22%		01/04/23	5,000,000	5,000,000
Revenue Financing CP Series A		2.97%		01/05/23	1,600,000	1,600,000
Revenue Financing CP Series A		2.20%		02/02/23	5,000,000	5,000,000
Ysleta ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.69%		01/06/23	4,000,000	4,000,000
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.69%		01/06/23	4,335,000	4,335,000
						388,025,424
UTAH 2.8%
Intermountain Power Agency
Power Supply RB Series 2022A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.72%		01/06/23	2,320,000	2,320,000
Sub Power Supply RB Series 2019A1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.69%	01/05/23	01/06/23	26,350,000	26,350,000
Murray
Hospital RB (IHC Health Services) Series 2003C	(d)	3.60%		01/03/23	745,000	745,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C (LIQ: BMO HARRIS BANK NA)	(d)	3.60%		01/06/23	22,000,000	22,000,000
						51,415,000
VIRGINIA 1.3%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	(d)	3.61%		01/06/23	7,545,000	7,545,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2016C	(d)	3.66%		01/06/23	3,645,000	3,645,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.71%	01/05/23	01/06/23	890,000	890,000
Norfolk
Water Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.69%		01/06/23	7,500,000	7,500,000
See financial notes
72Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.70%		01/06/23	4,000,000	4,000,000
						23,580,000
WASHINGTON 1.4%
Highline SD #401
GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	3.69%		01/03/23	2,855,000	2,855,000
King Cnty Sewer System
LT GO CP Series A		2.22%		01/09/23	4,830,000	4,830,000
LT GO CP Series A		2.45%		01/11/23	1,260,000	1,260,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: ROYAL BANK OF CANADA)	(d)	3.71%		01/06/23	2,080,000	2,080,000
Seattle
Light & Power Refunding RB Series 2018C1 (SIFMA Municipal Swap Index + 0.45%)	(b)	4.11%	01/05/23	11/01/23	1,120,000	1,120,000
Light & Power Refunding RB Series 2018C2 (SIFMA Municipal Swap Index + 0.45%)	(b)	4.11%	01/05/23	11/01/23	1,120,000	1,120,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	3.69%		01/03/23	3,920,000	3,920,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.69%	01/05/23	01/06/23	6,670,000	6,670,000
Washington Higher Education Facilities Auth
RB (Gonzaga Univ) Series 2019A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.70%		01/06/23	1,230,000	1,230,000
Washington State Housing Finance Commission
M/F Housing RB (Redmond Ridge Apts) Series 2017 (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.59%		01/06/23	1,500,000	1,500,000
						26,585,000
WISCONSIN 0.9%
Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.70%		01/06/23	4,000,000	4,000,000
Wisconsin Public Finance Auth
Health Care System RB (Cone Health) Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.69%		01/06/23	12,160,000	12,160,000
						16,160,000
WYOMING 0.1%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.71%		01/06/23	1,920,000	1,920,000
MULTIPLE STATES 5.9%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.72%	01/06/23	01/06/23	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.71%	01/06/23	01/06/23	33,800,000	33,800,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report73

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	(a)(d)	3.71%		01/06/23	52,000,000	52,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(d)	3.72%	01/06/23	01/06/23	20,000,000	20,000,000
						108,800,000
Total Municipal Securities (Cost $1,734,578,133)						1,734,578,133

U.S. GOVERNMENT AGENCY DEBT 4.3% OF NET ASSETS
Federal Home Loan Banks
		3.77%		01/05/23	13,000,000	12,997,277
		3.85%		01/05/23	7,093,000	7,091,483
		3.86%		01/10/23	11,800,000	11,791,166
		3.81%		01/23/23	14,000,000	13,970,445
		4.10%		01/25/23	33,200,000	33,122,902
Total U.S. Government Agency Debt (Cost $78,973,273)						78,973,273
Total Investments in Securities (Cost $1,813,551,406)						1,813,551,406

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $681,582,000 or 37.0% of net assets.

(b)	Variable rate security; rate shown is effective rate at period end.
(c)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

See financial notes
74Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

AUTH —	Authority
BAN —	Bond anticipation note
CNTY —	County
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
HSG —	Housing
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TAN —	Tax anticipation note
TOB —	Tender option bond
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report75

Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$1,813,551,406
Cash		612,515
Receivables:
Fund shares sold		33,871,978
Interest		7,124,802
Prepaid expenses	+	138,033
Total assets		1,855,298,734

Liabilities
Payables:
Fund shares redeemed		10,388,364
Distributions to shareholders		1,627,433
Investments bought		551,070
Investment adviser and administrator fees		259,047
Shareholder service fees		15,885
Independent trustees’ fees		250
Accrued expenses	+	106,387
Total liabilities		12,948,436
Net assets		$1,842,350,298

Net Assets by Source
Capital received from investors		$1,842,381,476
Total distributable loss	+	(31,178)
Net assets		$1,842,350,298

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$875,413,600		875,134,337		$1.00
Ultra Shares	$966,936,698		966,672,643		$1.00

See financial notes
76Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$17,524,056

Expenses
Investment adviser and administrator fees		2,266,475
Shareholder service fees:
Investor Shares		1,046,668
Registration fees		125,128
Portfolio accounting fees		98,491
Professional fees		32,364
Independent trustees’ fees		28,046
Custodian fees		17,794
Proxy fees[1]		9,765
Shareholder reports		7,294
Transfer agent fees		1,297
Other expenses	+	16,068
Total expenses		3,649,390
Expense reduction	–	557,042
Net expenses	–	3,092,348
Net investment income		14,431,708

REALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(31,178)
Increase in net assets resulting from operations		$14,400,530

[1]	Proxy fees are non-routine expenses (see financial note 5 for additional information).
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report77

Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$14,431,708	$105,967
Net realized gains (losses)	+	(31,178)	107,183
Increase in net assets from operations		$14,400,530	$213,150

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($7,029,655)	($146,977)
Ultra Shares	+	(7,402,053)	(36,356)
Total distributions		($14,431,708)	($183,333)

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		941,869,537	210,378,357
Ultra Shares	+	1,929,161,765	167,728,749
Total shares sold		2,871,031,302	378,107,106
Shares Reinvested
Investor Shares		5,055,816	113,037
Ultra Shares	+	5,277,727	31,327
Total shares reinvested		10,333,543	144,364
Shares Redeemed
Investor Shares		(714,918,844)	(401,555,196)
Ultra Shares	+	(1,128,703,265)	(235,678,356)
Total shares redeemed		(1,843,622,109)	(637,233,552)
Net transactions in fund shares		1,037,742,736	(258,982,082)

NET ASSETS
Beginning of period		$804,638,740	$1,063,591,005
Total increase (decrease)	+	1,037,711,558	(258,952,265)
End of period		$1,842,350,298	$804,638,740

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
78Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund each offer two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report79

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and exchange-traded funds.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2022, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery and When-Issued Transactions: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Effective August 19, 2022, the funds comply with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the funds intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
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Financial Notes (continued)

 3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	70%	70%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	—%	12%
		(JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
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Financial Notes (continued)

4. Risk Factors (continued):
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
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Financial Notes (continued)

4. Risk Factors (continued):
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
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Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
During the period ended December 31, 2022, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreement, and a portion was waived voluntarily.
	CONTRACTUAL EXPENSE LIMITATION WAIVED AMOUNT	VOLUNTARY YIELD WAIVER/ REIMBURSEMENT AMOUNT	TOTAL WAIVED AMOUNT
Schwab Municipal Money Fund	$1,206,379	$1,046,406	$2,252,785
Schwab AMT Tax-Free Money Fund	326,287	230,755	557,042
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2022, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Municipal Money Fund	$903,989,299	$144,814,650	$0
Schwab AMT Tax-Free Money Fund	97,623,539	53,690,873	0

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the credit line amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
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Financial Notes (continued)

7. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2022, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab Municipal Money Fund	$14,213,298,091
Schwab AMT Tax-Free Money Fund	1,813,551,406
As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Municipal Money Fund	$—	$—
Schwab AMT Tax-Free Money Fund	(31,178)	(31,178)
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the funds had capital loss carryforwards available as follows:

Schwab Municipal Money Fund	$—
Schwab AMT Tax-Free Money Fund	31,178
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS			PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Municipal Money Fund	$128,465,056	$2,916,837	$145,000	$1,014,553	$95,616	$659,559
Schwab AMT Tax-Free Money Fund	14,095,668	336,040	—	95,179	16,795	71,359
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the funds did not incur any interest or penalties.
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Financial Notes (continued)

 9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the “Funds”), two of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) for the fiscal year ended December 31, 2022:

Schwab Municipal Money Fund	98.59%
Schwab AMT Tax-Free Money Fund	97.67%
Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2022:
Schwab Municipal Money Fund	$198,529
Schwab AMT Tax-Free Money Fund	—
For the fiscal year ended December 31, 2022, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code:

Schwab Municipal Money Fund	62.78%
Schwab AMT Tax-Free Money Fund	100.00%
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

92Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report93

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
letter of credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,
94Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report95

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR26568-20
00282283

Annual Report | December 31, 2022
Schwab Retirement Government Money Fund

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Retirement Government Money Fund | Annual Report1

Schwab Retirement Government Money Fund
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the fund
covered in this report.
Dear Shareholder,
Financial markets faced a tough environment in 2022, coming under pressure due to rampant inflation, rising interest rates, and increasing geopolitical uncertainty. Focus shifted early in the year from the ongoing COVID-19 pandemic to Russia’s invasion of Ukraine in late-February. Inflation, already ticking up at the start of the year, accelerated in the face of spiking commodity prices exacerbated by the war in Ukraine. Central banks, led by the U.S. Federal Reserve, aggressively hiked interest rates to slow economic growth and curb inflation. The U.S. federal funds rate increased from near zero in January and February to over 4% by December, the most rapid increase since the early 1980s. U.S. economic growth slowed in the face of these challenges, with gross domestic product contracting during the first and second quarters of the year before rebounding into positive territory. Stocks and bonds declined sharply, with the S&P 500® Index, a bellwether for the overall U.S. equities market, posting its largest calendar year drop since the 2008 recession and the broad U.S. bond market, as measured by the Bloomberg US Aggregate Bond Index, suffering its steepest decline on record.
With stock and bond prices plunging, money market funds offered investors one of few safe havens available. Money market funds produced their strongest returns in years and investors relied on the funds as vehicles for capital preservation and daily liquidity. The Schwab Retirement Government Money Fund continues to focus on liquidity and stability to meet our clients’ ongoing needs. The fund benefits from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers.
In regulatory matters, the U.S. Securities and Exchange Commission (SEC) continued work on proposed reforms that could change the way that money market funds operate in the future. At this time, the adoption and implementation of the proposed money market regulatory reform remains subject to the SEC’s rulemaking and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes. As one of the largest money market fund managers in the industry, Schwab Asset Management continues to monitor and assess these proposals, and provide feedback to the SEC, as appropriate.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Retirement Government Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

“Financial markets faced a tough environment in 2022, coming under pressure due to rampant inflation, rising interest rates, and increasing geopolitical uncertainty.”
Past performance is no guarantee of future results.
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
2Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since
1988.

Lynn Paschen, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at
American Century Investments. She was most recently a portfolio manager and, from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for
15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.

Schwab Retirement Government Money Fund | Annual Report3

Schwab Retirement Government Money Fund

The Schwab Retirement Government Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, interest rates rose as a result of persistently high inflation stemming from a tight labor market, supply chain constraints, and high energy prices in the wake of the COVID-19 pandemic and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Given expectations of further rate hikes into 2023, along with persistently high—albeit declining in the second half of the year—inflation, longer-term bond and equity markets weakened, with the S&P 500® Index and Bloomberg US Aggregate Bond Index posting their worst calendar year returns in more than a decade. Yields on short-term money market securities increased and demand remained high. At the same time, supply of U.S. Treasuries declined as the U.S. Treasury’s borrowing needs decreased. As a result, high demand for the Fed’s Overnight Reverse Repurchase Agreement facility drove usage to an all-time high.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. Over the reporting period, the European Central Bank raised its interest rate four times and the Bank of England raised its key official bank rate eight times. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target of its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In anticipation of the Fed’s short-term interest rate increases early in the reporting period, followed by the Fed’s subsequent actions, the fund’s weighted average maturity (WAM) was shortened, beginning the reporting period at 39 days and ending it at 21 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	21 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	4.06%
Seven-Day Yield (without waivers)[2]	4.05%
Seven-Day Effective Yield (with waivers)[2]	4.14%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Retirement Government Money Fund | Annual Report5

Schwab Retirement Government Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2022 and held through December 31, 2022.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 7/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/22	EXPENSES PAID DURING PERIOD 7/1/22-12/31/22 [2]
Schwab Retirement Government Money Fund
Actual Return	0.19%	$1,000.00	$1,013.30	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by
365 days in the fiscal year.

6Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.00[2]	0.00[2]	0.02	0.02
Net realized and unrealized gains (losses)	0.00[2]	0.00[2]	0.00[2]	—	0.00[2]
Total from investment operations	0.01	0.00[2]	0.00[2]	0.02	0.02
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)	(0.02)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	(0.00)[2]
Total distributions	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.47%	0.01%	0.40%	2.07%	1.69%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.17%[3,4]	0.07%[4]	0.18%[4]	0.19%	0.19%
Gross operating expenses	0.21%[3]	0.21%	0.31%	0.35%	0.38%
Net investment income (loss)	1.50%	0.01%	0.38%	2.01%	1.68%
Net assets, end of period (x 1,000,000)	$1,661	$1,610	$1,804	$2,072	$1,019

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4 for additional information).
See financial notes
Schwab Retirement Government Money Fund | Annual Report7

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 19.0% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(3 mo. US TBILL + 0.02%)	(a)	4.42%	01/04/23	05/01/23	6,500,000	6,500,000
(3 mo. US TBILL + 0.03%)	(a)	4.42%	01/04/23	07/13/23	2,600,000	2,600,000
(EFFR - 0.01%)	(a)	4.32%	01/03/23	07/21/23	8,800,000	8,800,000
(SOFR + 0.03%)	(a)	4.33%	01/03/23	08/28/23	2,700,000	2,700,000
		4.88%		09/25/23	4,300,000	4,299,925
(SOFR + 0.06%)	(a)	4.36%	01/03/23	11/07/23	2,200,000	2,200,000
(SOFR + 0.04%)	(a)	4.34%	01/03/23	11/28/23	1,500,000	1,500,000
(EFFR + 0.03%)	(a)	4.36%	01/03/23	12/08/23	1,300,000	1,300,000
(SOFR + 0.12%)	(a)	4.42%	01/03/23	12/08/23	2,400,000	2,401,353
(SOFR + 0.06%)	(a)	4.36%	01/03/23	12/13/23	1,700,000	1,700,000
(EFFR + 0.06%)	(a)	4.39%	01/03/23	06/24/24	2,100,000	2,100,000
(SOFR + 0.09%)	(a)	4.39%	01/03/23	07/01/24	4,000,000	4,000,000
(SOFR + 0.10%)	(a)	4.40%	01/03/23	08/08/24	600,000	600,000
(SOFR + 0.18%)	(a)	4.48%	01/03/23	10/16/24	3,200,000	3,200,000
(SOFR + 0.13%)	(a)	4.43%	01/03/23	11/01/24	5,100,000	5,100,000
(SOFR + 0.14%)	(a)	4.44%	01/03/23	11/07/24	2,100,000	2,100,000
FEDERAL HOME LOAN BANKS
		3.84%		01/03/23	2,100,000	2,100,000
		2.64%		01/11/23	5,400,000	5,396,880
		4.02%		01/20/23	2,600,000	2,595,113
		4.10%		01/25/23	4,300,000	4,289,331
		4.09%		01/27/23	5,500,000	5,485,150
		4.14%		02/01/23	4,300,000	4,285,798
		4.23%		02/03/23	2,200,000	2,192,043
		2.17%		02/06/23	1,700,000	1,700,849
		2.15%		02/08/23	2,000,000	2,001,020
		4.22%		02/10/23	10,800,000	10,752,416
		4.27%		02/13/23	2,100,000	2,089,895
		4.30%		02/13/23	9,600,000	9,553,479
(SOFR + 0.04%)	(a)	4.34%	01/03/23	02/13/23	4,200,000	4,200,000
		4.26%		02/15/23	21,900,000	21,789,743
		4.36%		02/22/23	13,200,000	13,120,983
		4.38%		02/24/23	2,200,000	2,186,240
		4.42%		03/01/23	4,300,000	4,270,261
See financial notes
8Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.43%		03/03/23	6,400,000	6,354,080
		3.50%		03/09/23	4,400,000	4,400,081
(SOFR + 0.05%)	(a)	4.36%	01/03/23	03/09/23	5,100,000	5,100,000
		2.13%		03/10/23	600,000	597,409
		4.48%		03/15/23	12,400,000	12,291,662
		0.13%		03/17/23	600,000	594,760
		1.25%		03/21/23	3,000,000	3,000,000
		4.47%		03/23/23	8,400,000	8,318,525
		4.51%		03/24/23	6,159,000	6,097,958
	(b)	2.01%		03/30/23	4,200,000	4,200,000
	(b)	2.13%		03/30/23	3,100,000	3,099,854
(SOFR + 0.05%)	(a)	4.35%	01/03/23	04/04/23	4,200,000	4,200,000
	(b)	2.35%		04/05/23	4,300,000	4,300,000
(SOFR + 0.06%)	(a)	4.36%	01/03/23	05/01/23	4,200,000	4,200,000
	(b)	2.60%		05/02/23	4,400,000	4,400,000
		4.66%		05/05/23	2,100,000	2,067,619
	(b)	2.50%		05/23/23	4,300,000	4,300,000
(SOFR + 0.06%)	(a)	4.36%	01/03/23	05/24/23	2,100,000	2,100,000
	(b)	2.40%		06/02/23	3,400,000	3,400,000
		3.25%		06/09/23	600,000	599,928
		4.69%		06/16/23	4,200,000	4,112,369
		4.70%		06/26/23	4,100,000	4,100,000
	(b)	3.50%		07/14/23	5,400,000	5,400,000
		3.15%		07/27/23	3,200,000	3,200,000
(SOFR + 0.06%)	(a)	4.36%	01/03/23	07/27/23	4,200,000	4,200,000
		3.30%		07/28/23	3,200,000	3,200,000
		3.36%		08/01/23	2,100,000	2,060,065
	(b)	2.75%		08/04/23	5,400,000	5,400,000
		3.17%		08/22/23	2,100,000	2,100,000
		3.38%		09/01/23	4,100,000	4,092,254
		4.85%		09/05/23	800,000	774,574
		4.80%		09/08/23	4,200,000	4,200,000
(SOFR + 0.10%)	(a)	4.40%	01/03/23	09/21/23	4,300,000	4,300,000
(SOFR + 0.04%)	(a)	4.34%	01/03/23	10/06/23	5,300,000	5,300,000
		4.75%		10/24/23	500,000	500,000
(SOFR + 0.10%)	(a)	4.40%	01/03/23	07/26/24	5,200,000	5,200,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
	(b)	2.50%		04/21/23	4,300,000	4,300,000
		0.38%		05/05/23	1,900,000	1,883,135
		0.25%		06/26/23	4,400,000	4,343,959
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		0.25%		05/22/23	5,400,000	5,360,065
		0.25%		07/10/23	5,700,000	5,620,088
		5.00%		12/20/23	3,200,000	3,200,000
Total U.S. Government Agency Debt (Cost $315,578,864)						315,578,864

See financial notes
Schwab Retirement Government Money Fund | Annual Report9

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 9.3% OF NET ASSETS
UNITED STATES TREASURY
		0.13%		01/31/23	3,500,000	3,489,223
(3 mo. US TBILL + 0.05%)	(a)	4.45%	01/03/23	01/31/23	10,700,000	10,700,153
		2.86%		02/02/23	3,100,000	3,092,707
		2.89%		02/02/23	6,200,000	6,185,275
		2.00%		02/15/23	4,200,000	4,204,545
		0.13%		02/28/23	4,400,000	4,388,560
		2.63%		02/28/23	5,900,000	5,906,705
		4.32%		03/07/23	5,500,000	5,459,046
		4.38%		03/14/23	5,300,000	5,255,506
		4.37%		03/21/23	10,700,000	10,601,350
		0.13%		03/31/23	7,000,000	6,965,747
		2.50%		03/31/23	4,100,000	4,108,517
		0.13%		04/30/23	1,800,000	1,788,082
(3 mo. US TBILL + 0.03%)	(a)	4.43%	01/03/23	04/30/23	6,100,000	6,100,178
		4.63%		05/25/23	5,400,000	5,303,703
(3 mo. US TBILL + 0.03%)	(a)	4.43%	01/03/23	07/31/23	12,800,000	12,806,951
(3 mo. US TBILL + 0.04%)	(a)	4.43%	01/03/23	10/31/23	9,900,000	9,905,647
(3 mo. US TBILL + 0.04%)	(a)	4.44%	01/03/23	07/31/24	35,100,000	35,077,362
(3 mo. US TBILL + 0.14%)	(a)	4.54%	01/03/23	10/31/24	13,300,000	13,281,865
Total U.S. Treasury Debt (Cost $154,621,122)						154,621,122

VARIABLE RATE DEMAND NOTES 0.5% OF NET ASSETS
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(c)	4.39%		01/06/23	3,100,000	3,100,000
GINA RISTOW BELLING 2022
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(c)	4.38%		01/06/23	900,000	900,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(c)	4.39%		01/06/23	4,200,000	4,200,000
Total Variable Rate Demand Notes (Cost $8,200,000)						8,200,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 71.4% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 28.9%
BANCO SANTANDER SA
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	1,000,479	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,001, 5.00%, due 10/01/52)
See financial notes
10Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BANK OF MONTREAL
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	5,002,389	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,152,461, 5.98%, due 06/20/72)
Issued 11/30/22, repurchase date 01/30/23		4.21%		01/06/23	4,017,308	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,149,356, 5.86%, due 05/20/72)
Issued 12/20/22, repurchase date 01/19/23		4.31%		01/06/23	10,020,353	10,000,000
(Collateralized by U.S. Government Agency Securities valued at $10,336,952, 5.80% - 5.98%, due 05/20/72 - 06/20/72)
BARCLAYS BANK PLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	4,001,911	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,121,969, 2.50%, due 09/20/51)
BNP PARIBAS SA
Issued 12/07/22, repurchase date 01/10/23		4.20%		01/06/23	43,150,500	43,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $44,636,977, 0.38% - 5.50%, due 03/15/23 - 11/01/52)
BOFA SECURITIES INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	33,015,767	33,000,000
(Collateralized by U.S. Government Agency Securities valued at $33,990,000, 2.50%, due 04/01/51)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	6,002,867	6,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,240,001, 2.50% - 6.00%, due 04/01/32 - 12/01/52)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	80,038,222	80,000,000
(Collateralized by U.S. Treasury Securities valued at $81,638,989, 0.13% - 3.88%, due 06/30/23 - 05/15/32)
FICC - BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	12,005,747	12,000,000
(Collateralized by U.S. Government Agency Securities valued at $12,360,000, 4.00% - 4.50%, due 01/01/49 - 10/01/52)
GOLDMAN SACHS & CO LLC
Issued 12/28/22, repurchase date 01/04/23		4.30%		01/04/23	23,019,231	23,000,000
(Collateralized by U.S. Government Agency Securities valued at $23,460,000, 4.00% - 4.50%, due 09/20/45 - 04/20/48)
JP MORGAN SECURITIES LLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	50,023,889	50,000,000
(Collateralized by U.S. Government Agency Securities valued at $51,500,000, 2.50% - 5.50%, due 04/01/28 - 12/01/52)
Issued 11/29/22, repurchase date 06/08/23	(a)	4.45%	01/03/23	04/04/23	22,342,650	22,000,000
(Collateralized by U.S. Government Agency Securities valued at $22,660,001, 2.50% - 3.00%, due 12/15/47 - 02/25/52) (SOFR + 0.15%)
See financial notes
Schwab Retirement Government Money Fund | Annual Report11

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/15/22, repurchase date 06/23/23	(a)	4.45%	01/03/23	04/04/23	21,285,542	21,000,000
(Collateralized by U.S. Government Agency Securities valued at $21,630,000, 1.50% - 6.01%, due 06/25/32 - 03/25/60) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	1,000,478	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,040, 3.38%, due 08/15/42)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	8,003,822	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,160,064, 2.38%, due 03/31/29)
RBC DOMINION SECURITIES INC
Issued 12/28/22, repurchase date 01/04/23		4.30%		01/04/23	16,013,378	16,000,000
(Collateralized by U.S. Government Agency Securities valued at $16,493,780, 2.50% - 4.71%, due 07/25/41 - 02/20/52)
ROYAL BANK OF CANADA
Issued 12/15/22, repurchase date 02/02/23		4.32%		01/06/23	140,369,600	140,000,000
(Collateralized by U.S. Government Agency Securities valued at $145,047,896, 1.53% - 7.61%, due 06/01/26 - 07/01/60)
WELLS FARGO SECURITIES LLC
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	2,000,958	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,080,996, 3.00% - 6.00%, due 11/01/26 - 11/01/52)
						481,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 42.5%
BANK OF MONTREAL
Issued 12/08/22, repurchase date 01/25/23		4.28%		01/06/23	9,031,030	9,000,000
(Collateralized by U.S. Treasury Securities valued at $9,232,419, 2.38%, due 05/15/27)
BARCLAYS BANK PLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	2,552,848	2,551,629
(Collateralized by U.S. Treasury Securities valued at $2,603,969, 1.25%, due 11/30/26)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	680,324,889	680,000,000
(Collateralized by U.S. Treasury Securities valued at $680,324,923, 1.50% - 2.00%, due 05/31/24 - 02/15/25)
See financial notes
12Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	14,006,689	14,000,000
(Collateralized by U.S. Treasury Securities valued at $14,280,036, 0.63%, due 07/15/32)
						705,551,629
Total Repurchase Agreements (Cost $1,186,551,629)						1,186,551,629
Total Investments in Securities (Cost $1,664,951,615)						1,664,951,615

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At December 31, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Retirement Government Money Fund | Annual Report13

Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$478,399,986
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		1,186,551,629
Receivables:
Interest		2,989,874
Fund shares sold		1,044,925
Prepaid expenses	+	22,252
Total assets		1,669,008,666

Liabilities
Payables:
Distributions to shareholders		5,158,772
Fund shares redeemed		2,406,933
Investment adviser and administrator fees		270,549
Independent trustees’ fees		255
Accrued expenses	+	117,348
Total liabilities		7,953,857
Net assets		$1,661,054,809

Net Assets by Source
Capital received from investors		$1,661,054,809
Net assets		$1,661,054,809

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,661,054,809		1,661,053,516		$1.00

See financial notes
14Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$27,162,860

Expenses
Investment adviser and administrator fees		3,084,005
Portfolio accounting fees		93,355
Custodian fees		43,137
Professional fees		40,370
Independent trustees’ fees		29,194
Registration fees		28,121
Shareholder reports		11,002
Transfer agent fees		1,249
Proxy fees[1]		770
Other expenses	+	18,161
Total expenses		3,349,364
Expense reduction	–	587,468
Net expenses	–	2,761,896
Net investment income		24,400,964

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		2,857
Increase in net assets resulting from operations		$24,403,821

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).
See financial notes
Schwab Retirement Government Money Fund | Annual Report15

Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$24,400,964	$232,646
Net realized gains	+	2,857	11,218
Increase in net assets from operations		$24,403,821	$243,864

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($24,403,718)	($243,337)

TRANSACTIONS IN FUND SHARES*
Shares sold		378,677,884	419,182,435
Shares reinvested		9,224,750	105,475
Shares redeemed	+	(337,326,894)	(612,316,209)
Net transactions in fund shares		50,575,740	(193,028,299)

NET ASSETS
Beginning of period		$1,610,478,966	$1,803,506,738
Total increase (decrease)	+	50,575,843	(193,027,772)
End of period		$1,661,054,809	$1,610,478,966

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
16Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Government Money Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and exchange-traded funds.
Schwab Retirement Government Money Fund | Annual Report17

Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2022, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2022, the fund had investments in repurchase agreements with a gross value of $1,186,551,629 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery and When-Issued Transactions: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Effective August 19, 2022, the fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then
18Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy.
Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious
Schwab Retirement Government Money Fund | Annual Report19

Schwab Retirement Government Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party ( i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
20Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
During the period ended December 31, 2022, the fund waived a total of $587,468 in expenses: $264,567 was waived in accordance with the contractual expense limitation agreement, and $322,901 was waived voluntarily.
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2022, the fund’s purchases and sales of securities with other funds in the Fund Complex was $0 and $38,708,628, respectively, and includes realized gains of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
Schwab Retirement Government Money Fund | Annual Report21

Schwab Retirement Government Money Fund
Financial Notes (continued)

 5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2022, the tax basis cost of the fund’s investments was $1,664,951,615.
As of December 31, 2022, the fund had no components of distributable earnings on a tax basis.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$24,403,718	$240,780	$2,557
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
22Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Retirement Government Money Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Retirement Government Money Fund (the “Fund”), one of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Retirement Government Money Fund | Annual Report23

Schwab Retirement Government Money Fund
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2022, the fund designates 99.75% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
24Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
Schwab Retirement Government Money Fund | Annual Report25

Schwab Retirement Government Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
26Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

Schwab Retirement Government Money Fund | Annual Report27

Schwab Retirement Government Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
28Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
Schwab Retirement Government Money Fund | Annual Report29

Schwab Retirement Government Money Fund
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
30Schwab Retirement Government Money Fund | Annual Report

Notes

Schwab Retirement Government Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR95514-06
00282284

Annual Report | December 31, 2022
Schwab Variable Share Price Money Fund

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Variable Share Price Money Fund | Annual Report1

Schwab Variable Share Price Money Fund
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the fund
covered in this report.
Dear Shareholder,
Financial markets faced a tough environment in 2022, coming under pressure due to rampant inflation, rising interest rates, and increasing geopolitical uncertainty. Focus shifted early in the year from the ongoing COVID-19 pandemic to Russia’s invasion of Ukraine in late-February. Inflation, already ticking up at the start of the year, accelerated in the face of spiking commodity prices exacerbated by the war in Ukraine. Central banks, led by the U.S. Federal Reserve, aggressively hiked interest rates to slow economic growth and curb inflation. The U.S. federal funds rate increased from near zero in January and February to over 4% by December, the most rapid increase since the early 1980s. U.S. economic growth slowed in the face of these challenges, with gross domestic product contracting during the first and second quarters of the year before rebounding into positive territory. Stocks and bonds declined sharply, with the S&P 500® Index, a bellwether for the overall U.S. equities market, posting its largest calendar year drop since the 2008 recession and the broad U.S. bond market, as measured by the Bloomberg US Aggregate Bond Index, suffering its steepest decline on record.
With stock and bond prices plunging, money market funds offered investors one of few safe havens available. Money market funds produced their strongest returns in years and investors relied on the funds as vehicles for capital preservation and daily liquidity. The Schwab Variable Share Price Money Fund continues to focus on liquidity and stability to meet our clients’ ongoing needs. The fund benefits from extensive credit research and analysis that aims to manage portfolio, credit, and interest rate risks. Our portfolio management team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers.
In regulatory matters, the U.S. Securities and Exchange Commission (SEC) continued work on proposed reforms that could change the way that money market funds operate in the future. At this time, the adoption and implementation of the proposed money market regulatory reform remains subject to the SEC’s rulemaking and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes. As one of the largest money market fund managers in the industry, Schwab Asset Management continues to monitor and assess these proposals, and provide feedback to the SEC, as appropriate.
Thank you for investing with Schwab Asset Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Variable Share Price Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

“Financial markets faced a tough environment in 2022, coming under pressure due to rampant inflation, rising interest rates, and increasing geopolitical uncertainty.”
Past performance is no guarantee of future results.
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
2Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since
1988.

Michael Lin, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with Schwab Asset Management since
2006, and also worked in Schwab Asset Management’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining Schwab, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with Schwab Asset Management since
2010 and has held a number of positions at Schwab since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Feske previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining
Schwab in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts
Securities, a boutique corporate bond broker-dealer. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Menoufy has been a portfolio manager with Schwab Asset Management since 2013, when he started as an associate portfolio manager and was promoted to portfolio manager in
2020. He held several positions prior to that supporting the taxable and tax-exempt money funds during his tenure at the firm. Before joining Schwab in 2007, he spent several years as a mortgage specialist at
JPMorgan Chase and an equity plan administrator for Delegata Corporation.

Schwab Variable Share Price Money Fund | Annual Report3

Schwab Variable Share Price Money Fund

The Schwab Variable Share Price Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations issued by the U.S. government, its agencies, or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2022, interest rates rose as a result of persistently high inflation stemming from a tight labor market, supply chain constraints, and high energy prices in the wake of the COVID-19 pandemic and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate seven times by the end of the year to end the reporting period in a range of 4.25% to 4.50%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Given expectations of further rate hikes into 2023, along with persistently high—albeit declining in the second half of the year—inflation, longer-term bond and equity markets weakened, with the S&P 500® Index and Bloomberg US Aggregate Bond Index posting their worst calendar year returns in more than a decade. Yields on short-term money market securities increased and demand remained high. At the same time, supply of U.S. Treasuries declined as the U.S. Treasury’s borrowing needs decreased. As a result, high demand for the Fed’s Overnight Reverse Repurchase Agreement facility drove usage to an all-time high.
Monetary policy around the world varied as central banks responded to the rapidly changing conditions. Over the reporting period, the European Central Bank raised its interest rate four times and the Bank of England raised its key official bank rate eight times. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December unexpectedly announced that it would widen the band around the yield target of its 10-year government bond, which pushed the yen higher and effectively marked the end of an extended period in which Japan was the only major developed country to resist raising rates.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In anticipation of the Fed’s short-term interest rate increases early in the reporting period, followed by the Fed’s subsequent actions, the fund’s weighted average maturity (WAM) was shortened, beginning the reporting period at 39 days and ending it at 14 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	14 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of December 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	4.41%
Seven-Day Yield (without waivers)[2]	4.39%
Seven-Day Effective Yield (with waivers)[2]	4.51%

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Variable Share Price Money Fund | Annual Report5

Schwab Variable Share Price Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2022 and held through December 31, 2022.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 7/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/22	EXPENSES PAID DURING PERIOD 7/1/22-12/31/22 [2]
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,015.00	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by
365 days in the fiscal year.

6Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Ultra Shares	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.0003	$1.0003	$1.0004	$1.0002	$1.0001
Income (loss) from investment operations:
Net investment income (loss)[1]	0.0204	0.0003	0.0057	0.0217	0.0201
Net realized and unrealized gains (losses)	(0.0038)[2]	(0.0000)[3]	(0.0008)	0.0005	(0.0009)
Total from investment operations	0.0166	0.0003	0.0049	0.0222	0.0192
Less distributions:
Distributions from net investment income	(0.0166)	(0.0003)	(0.0050)	(0.0220)	(0.0191)
Distributions from net realized gains	—	—	—	(0.0000)[3]	—
Total distributions	(0.0166)	(0.0003)	(0.0050)	(0.0220)	(0.0191)
Net asset value at end of period	$1.0003	$1.0003	$1.0003	$1.0004	$1.0002
Total return	1.64%	0.03%	0.49%	2.24%	1.94%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.18%[4,5]	0.11%[5]	0.18%[5]	0.19%	0.19%
Gross operating expenses	0.21%[4]	0.21%	0.31%	0.34%	0.35%
Net investment income (loss)	2.04%	0.03%	0.57%	2.17%	2.01%
Net assets, end of period (x 1,000,000)	$4,878	$2,693	$3,414	$5,388	$3,796

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Per share amount was less than $0.00005.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4 for additional information).
See financial notes
Schwab Variable Share Price Money Fund | Annual Report7

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 22.7% OF NET ASSETS
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.40%)	(a)	4.70%	01/03/23	01/09/23	8,500,000	8,500,671
(SOFR + 0.50%)	(a)	4.80%	01/03/23	03/13/23	3,000,000	3,001,215
(SOFR + 0.50%)	(a)	4.80%	01/03/23	03/16/23	21,000,000	21,008,988
(SOFR + 0.51%)	(a)	4.81%	01/03/23	03/16/23	4,800,000	4,802,048
(SOFR + 0.51%)	(a)	4.81%	01/03/23	03/24/23	23,000,000	23,011,699
(SOFR + 0.50%)	(a)	4.80%	01/03/23	05/25/23	2,000,000	2,001,304
(SOFR + 0.47%)	(a)	4.77%	01/03/23	06/06/23	2,000,000	2,001,133
(SOFR + 0.65%)	(a)	4.95%	01/03/23	09/07/23	9,000,000	9,008,656
(SOFR + 0.50%)	(a)	4.80%	01/03/23	09/29/23	12,000,000	11,996,873
BARCLAYS BANK PLC (NEW YORK BRANCH)
		4.80%		02/10/23	2,000,000	2,000,826
(SOFR + 0.57%)	(a)	4.87%	01/03/23	02/10/23	17,000,000	17,006,614
(SOFR + 0.57%)	(a)	4.87%	01/03/23	02/13/23	3,000,000	3,001,183
(SOFR + 0.39%)	(a)	4.69%	01/03/23	03/08/23	8,000,000	8,000,676
		4.70%		03/13/23	5,000,000	5,001,225
(SOFR + 0.35%)	(a)	4.65%	01/03/23	03/22/23	2,000,000	2,000,008
BNP PARIBAS (NEW YORK BRANCH)
(SOFR + 0.53%)	(a)	4.83%	01/03/23	04/11/23	15,000,000	15,010,397
(SOFR + 0.67%)	(a)	4.97%	01/03/23	06/01/23	6,000,000	6,009,100
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(SOFR + 0.66%)	(a)	4.96%	01/03/23	05/02/23	16,000,000	16,023,694
CITIBANK NA
		3.02%		01/03/23	5,000,000	4,999,221
		3.60%		02/07/23	10,000,000	9,990,087
(SOFR + 0.73%)	(a)	5.03%	01/03/23	05/04/23	5,000,000	5,005,884
(SOFR + 0.78%)	(a)	5.08%	01/03/23	05/24/23	20,000,000	20,029,175
(SOFR + 0.50%)	(a)	4.80%	01/03/23	06/21/23	8,000,000	8,005,057
		5.40%		09/19/23	15,000,000	14,996,613
(SOFR + 0.60%)	(a)	4.90%	01/03/23	09/25/23	20,000,000	19,993,070
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (LONDON BRANCH)
		4.78%		02/17/23	12,000,000	12,007,251
See financial notes
8Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CREDIT AGRICOLE SA (LONDON BRANCH)
		4.80%		02/22/23	15,000,000	15,010,052
		4.76%		03/20/23	2,000,000	2,001,137
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)
		4.31%		01/05/23	21,000,000	20,999,982
		4.31%		01/09/23	15,000,000	15,000,678
MITSUBISHI UFJ TRUST AND BANKING CORP (LONDON BRANCH)
		4.49%		01/17/23	6,000,000	5,986,980
		4.87%		04/04/23	2,000,000	1,975,358
		5.22%		04/20/23	1,000,000	1,000,825
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
(SOFR + 0.60%)	(a)	4.90%	01/03/23	01/31/23	10,000,000	10,003,401
(SOFR + 0.52%)	(a)	4.82%	01/03/23	02/15/23	1,000,000	1,000,329
(SOFR + 0.50%)	(a)	4.80%	01/03/23	03/01/23	2,000,000	2,000,560
(SOFR + 0.46%)	(a)	4.76%	01/03/23	03/07/23	20,000,000	20,005,113
(SOFR + 0.80%)	(a)	5.10%	01/03/23	05/01/23	11,000,000	11,017,318
		5.20%		05/08/23	14,000,000	14,016,074
		5.27%		05/31/23	3,000,000	3,002,821
MIZUHO BANK LTD (NEW YORK BRANCH)
(SOFR + 0.25%)	(a)	4.55%	01/03/23	01/06/23	5,000,000	5,000,172
(SOFR + 0.50%)	(a)	4.80%	01/03/23	01/25/23	1,000,000	1,000,260
(SOFR + 0.56%)	(a)	4.86%	01/03/23	02/06/23	25,000,000	25,010,841
(SOFR + 0.47%)	(a)	4.77%	01/03/23	02/23/23	2,000,000	2,000,806
		4.80%		03/08/23	7,000,000	7,004,301
		4.77%		03/13/23	5,000,000	5,002,481
MUFG BANK LTD (LONDON BRANCH)
		4.80%		03/03/23	12,000,000	11,905,148
		4.80%		03/08/23	4,000,000	3,965,699
MUFG BANK LTD (NEW YORK BRANCH)
(SOFR + 0.50%)	(a)	4.80%	01/03/23	01/06/23	1,000,000	1,000,074
(SOFR + 0.55%)	(a)	4.85%	01/03/23	01/11/23	15,000,000	15,002,016
(SOFR + 0.56%)	(a)	4.86%	01/03/23	01/17/23	14,000,000	14,002,687
(SOFR + 0.58%)	(a)	4.88%	01/03/23	02/09/23	15,000,000	15,005,672
(SOFR + 0.44%)	(a)	4.74%	01/03/23	02/28/23	4,000,000	4,000,400
(SOFR + 0.43%)	(a)	4.73%	01/03/23	03/01/23	16,000,000	16,001,460
		4.79%		04/24/23	3,000,000	3,000,124
(SOFR + 0.69%)	(a)	4.99%	01/03/23	05/08/23	3,000,000	3,003,333
		5.16%		05/15/23	5,000,000	5,005,886
(SOFR + 0.61%)	(a)	4.91%	01/03/23	05/17/23	5,000,000	5,004,327
(SOFR + 0.60%)	(a)	4.90%	01/03/23	05/22/23	15,000,000	15,012,712
(SOFR + 0.57%)	(a)	4.87%	01/03/23	06/02/23	8,000,000	8,006,040
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.48%)	(a)	4.78%	01/03/23	02/27/23	11,900,000	11,902,104
(SOFR + 0.40%)	(a)	4.70%	01/03/23	04/06/23	1,000,000	1,000,081
(SOFR + 0.71%)	(a)	5.01%	01/03/23	07/21/23	5,000,000	5,007,873
See financial notes
Schwab Variable Share Price Money Fund | Annual Report9

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.51%)	(a)	4.81%	01/03/23	01/05/23	5,000,000	5,000,343
(EFFR + 0.46%)	(a)	4.79%	01/03/23	02/06/23	24,000,000	24,005,479
(SOFR + 0.50%)	(a)	4.80%	01/03/23	03/06/23	12,000,000	12,003,793
(SOFR + 0.50%)	(a)	4.80%	01/03/23	03/16/23	5,500,000	5,502,028
(SOFR + 0.48%)	(a)	4.78%	01/03/23	05/04/23	22,000,000	22,008,351
(SOFR + 0.70%)	(a)	5.00%	01/03/23	05/22/23	1,000,000	1,001,297
		4.08%		07/14/23	1,000,000	994,101
STATE STREET BANK AND TRUST COMPANY
(SOFR + 0.62%)	(a)	4.92%	01/03/23	04/12/23	5,000,000	5,002,574
(SOFR + 0.64%)	(a)	4.94%	01/03/23	04/14/23	10,000,000	10,005,740
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
		3.10%		01/06/23	1,000,000	999,763
(SOFR + 0.52%)	(a)	4.82%	01/03/23	01/13/23	7,000,000	7,000,747
(SOFR + 0.58%)	(a)	4.88%	01/03/23	02/03/23	41,000,000	41,001,630
(SOFR + 0.48%)	(a)	4.78%	01/03/23	02/21/23	7,000,000	6,999,637
(SOFR + 0.43%)	(a)	4.73%	01/03/23	03/02/23	2,000,000	2,000,086
(SOFR + 0.52%)	(a)	4.82%	01/03/23	04/06/23	2,500,000	2,501,316
(SOFR + 0.65%)	(a)	4.95%	01/03/23	04/19/23	4,000,000	4,003,899
(SOFR + 0.78%)	(a)	5.08%	01/03/23	04/24/23	4,000,000	4,005,712
(SOFR + 0.63%)	(a)	4.93%	01/03/23	05/26/23	7,000,000	7,007,447
(SOFR + 0.40%)	(a)	4.70%	01/03/23	07/05/23	20,000,000	19,998,296
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(SOFR + 0.48%)	(a)	4.78%	01/03/23	01/23/23	5,000,000	5,001,140
(SOFR + 0.57%)	(a)	4.87%	01/03/23	02/07/23	18,000,000	18,007,482
		4.78%		02/28/23	5,000,000	5,002,302
		4.78%		03/01/23	21,000,000	21,009,564
		4.78%		03/03/23	5,000,000	5,002,231
		4.80%		03/06/23	5,000,000	5,002,323
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(SOFR + 0.55%)	(a)	4.85%	01/03/23	01/26/23	1,000,000	1,000,307
(SOFR + 0.60%)	(a)	4.90%	01/03/23	04/06/23	15,000,000	15,010,102
(SOFR + 0.62%)	(a)	4.92%	01/03/23	04/19/23	4,000,000	4,003,219
(SOFR + 0.55%)	(a)	4.85%	01/03/23	05/19/23	14,000,000	14,007,862
(SOFR + 0.48%)	(a)	4.78%	01/03/23	06/01/23	21,000,000	21,005,861
(SOFR + 0.60%)	(a)	4.90%	01/03/23	06/29/23	11,000,000	11,014,999
(SOFR + 0.69%)	(a)	4.99%	01/03/23	08/29/23	25,000,000	25,022,098
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(SOFR + 0.42%)	(a)	4.72%	01/03/23	01/04/23	21,000,000	21,000,957
(SOFR + 0.41%)	(a)	4.71%	01/03/23	01/17/23	3,900,000	3,900,499
		3.50%		02/08/23	6,000,000	5,993,950
		3.65%		02/15/23	10,000,000	9,989,931
(SOFR + 0.48%)	(a)	4.78%	01/03/23	02/21/23	1,000,000	1,000,381
(SOFR + 0.48%)	(a)	4.78%	01/03/23	02/24/23	9,000,000	9,003,586
(SOFR + 0.49%)	(a)	4.79%	01/03/23	02/27/23	9,000,000	9,003,842
(SOFR + 0.58%)	(a)	4.88%	01/03/23	02/27/23	7,000,000	7,004,021
(SOFR + 0.50%)	(a)	4.80%	01/03/23	03/02/23	1,200,000	1,200,560
(SOFR + 0.40%)	(a)	4.70%	01/03/23	03/29/23	7,000,000	7,002,916
(SOFR + 0.40%)	(a)	4.70%	01/03/23	04/06/23	2,000,000	2,000,810
See financial notes
10Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.64%)	(a)	4.94%	01/03/23	05/11/23	5,000,000	5,006,091
(EFFR + 0.68%)	(a)	5.01%	01/03/23	05/15/23	11,000,000	11,017,581
(SOFR + 0.66%)	(a)	4.96%	01/03/23	06/12/23	27,000,000	27,041,018
		5.21%		07/28/23	6,000,000	6,002,031
(SOFR + 0.71%)	(a)	5.01%	01/03/23	08/22/23	7,000,000	7,011,840
		5.40%		10/13/23	10,000,000	10,001,745
TRUIST BANK
		4.31%		01/03/23	4,000,000	4,000,003
		4.48%		02/02/23	70,000,000	70,033,250
Total Certificates Of Deposit (Cost $1,108,138,375)						1,108,624,534

ASSET-BACKED COMMERCIAL PAPER 6.0% OF NET ASSETS
ANTALIS SA
	(b)(c)	4.35%		01/04/23	3,000,000	2,998,199
	(b)(c)	4.35%		01/05/23	1,000,000	999,279
	(b)(c)	4.83%		03/03/23	7,700,000	7,638,379
BARTON CAPITAL SA	(b)(c)	4.71%		03/07/23	2,000,000	1,982,926
BEDFORD ROW FUNDING CORP
(SOFR + 0.40%)	(a)(b)(c)	4.70%	01/03/23	03/08/23	5,000,000	5,000,970
	(b)(c)	3.83%		03/15/23	10,000,000	9,904,583
(SOFR + 0.54%)	(a)(b)(c)	4.84%	01/03/23	03/24/23	9,000,000	9,004,605
BENNINGTON STARK CAPITAL COMPANY LLC	(b)(c)	4.65%		01/23/23	2,000,000	1,994,144
CAFCO LLC	(b)(c)	4.31%		01/03/23	3,000,000	2,998,560
CHARIOT FUNDING LLC	(b)(c)	5.18%		05/31/23	20,000,000	19,586,813
CHARTA LLC
	(b)(c)	4.31%		01/03/23	3,000,000	2,998,560
	(b)(c)	4.31%		01/05/23	1,000,000	999,279
	(b)(c)	3.51%		02/03/23	5,000,000	4,978,781
	(b)(c)	4.88%		03/01/23	2,000,000	1,984,682
	(b)(c)	4.86%		03/16/23	5,000,000	4,951,497
COLLATERALIZED COMMERCIAL PAPER V CO LLC
(SOFR + 0.54%)	(a)(b)	4.84%	01/03/23	01/17/23	15,000,000	15,003,123
(SOFR + 0.40%)	(a)(b)	4.70%	01/03/23	03/01/23	10,000,000	10,001,996
	(b)	4.87%		03/09/23	7,000,000	6,938,592
(SOFR + 0.45%)	(a)(b)	4.75%	01/03/23	04/05/23	28,000,000	28,009,414
	(b)	4.80%		04/18/23	17,000,000	16,756,536
CRC FUNDING LLC	(b)(c)	4.31%		01/03/23	2,000,000	1,999,040
GOTHAM FUNDING CORP
	(b)(c)	4.66%		02/01/23	2,000,000	1,992,016
	(b)(c)	4.72%		02/07/23	2,000,000	1,990,478
	(b)(c)	4.95%		03/07/23	2,000,000	1,982,703
See financial notes
Schwab Variable Share Price Money Fund | Annual Report11

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LEGACY CAPITAL COMPANY LLC
(SOFR + 0.68%)	(a)(b)(c)	4.98%	01/03/23	02/16/23	6,000,000	6,001,479
LIBERTY STREET FUNDING LLC
	(b)(c)	4.61%		02/01/23	4,000,000	3,984,039
	(b)(c)	4.77%		02/07/23	2,000,000	1,990,490
	(b)(c)	4.87%		02/13/23	5,000,000	4,972,344
	(b)(c)	4.71%		02/21/23	4,000,000	3,973,500
LMA AMERICAS LLC	(b)(c)	4.66%		01/31/23	1,800,000	1,792,995
MANHATTAN ASSET FUNDING COMPANY LLC
	(b)(c)	4.32%		01/05/23	2,000,000	1,998,559
	(b)(c)	4.66%		03/28/23	3,000,000	2,966,069
NIEUW AMSTERDAM RECEIVABLES CORPORATION BV	(b)(c)	4.31%		01/03/23	2,000,000	1,999,035
OLD LINE FUNDING LLC
	(b)(c)	3.58%		02/07/23	10,000,000	9,952,062
	(b)(c)	3.84%		03/15/23	2,000,000	1,980,750
RIDGEFIELD FUNDING COMPANY LLC
(SOFR + 0.55%)	(a)(b)(c)	4.85%	01/03/23	02/01/23	10,000,000	10,003,009
	(b)(c)	4.77%		03/01/23	5,000,000	4,961,714
SHEFFIELD RECEIVABLES COMPANY LLC
	(b)(c)	4.81%		02/10/23	1,000,000	994,842
	(b)(c)	4.82%		02/13/23	12,000,000	11,933,625
	(b)(c)	4.81%		02/21/23	2,000,000	1,986,830
	(b)(c)	4.78%		02/28/23	9,000,000	8,932,275
STARBIRD FUNDING CORP
(SOFR + 0.49%)	(a)(b)(c)	4.79%	01/03/23	03/08/23	24,000,000	24,009,972
	(b)(c)	5.28%		05/08/23	4,000,000	3,930,885
	(b)(c)	5.18%		05/17/23	2,000,000	1,962,878
VERSAILLES COMMERCIAL PAPER LLC
	(b)(c)	4.61%		02/01/23	1,000,000	996,010
	(b)(c)	4.76%		03/01/23	3,000,000	2,976,866
VICTORY RECEIVABLES CORP
	(b)(c)	4.66%		02/01/23	4,000,000	3,983,944
	(b)(c)	4.72%		02/07/23	5,846,000	5,817,963
	(b)(c)	4.95%		03/07/23	7,000,000	6,939,629
Total Asset-Backed Commercial Paper (Cost $293,781,543)						293,736,919

FINANCIAL COMPANY COMMERCIAL PAPER 11.4% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(SOFR + 0.63%)	(a)(c)	4.93%	01/03/23	05/08/23	10,000,000	10,008,904
BANK OF MONTREAL
(SOFR + 0.54%)	(a)(c)	4.84%	01/03/23	06/07/23	15,000,000	15,011,080
See financial notes
12Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF NOVA SCOTIA
(SOFR + 0.47%)	(a)(c)	4.77%	01/03/23	03/17/23	3,000,000	3,001,116
(SOFR + 0.72%)	(a)(c)	5.02%	01/03/23	07/19/23	15,000,000	15,027,446
BARCLAYS BANK UK PLC
	(c)	4.33%		01/04/23	15,000,000	14,990,975
	(c)	4.32%		01/05/23	9,000,000	8,993,499
	(c)	4.32%		01/06/23	11,000,000	10,990,728
	(c)	4.33%		01/09/23	4,000,000	3,995,180
BAYERISCHE LANDESBANK (NEW YORK BRANCH)
		4.33%		01/03/23	15,000,000	14,992,798
		4.33%		01/09/23	28,000,000	27,966,314
	(c)	4.40%		02/01/23	5,000,000	4,979,911
BOFA SECURITIES INC
(SOFR + 0.46%)	(a)(c)	4.76%	01/03/23	02/10/23	10,000,000	10,002,497
(SOFR + 0.46%)	(a)(c)	4.76%	01/03/23	02/23/23	4,000,000	4,000,882
CITIGROUP GLOBAL MARKETS INC
(SOFR + 0.50%)	(a)(c)	4.80%	01/03/23	04/11/23	15,000,000	15,004,747
	(c)	4.89%		04/21/23	3,375,000	3,325,062
(SOFR + 0.75%)	(a)(c)	5.05%	01/03/23	05/01/23	5,000,000	5,006,153
	(c)	5.23%		05/09/23	10,000,000	9,824,464
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	(c)	5.15%		05/10/23	5,000,000	4,913,795
LLOYDS BANK PLC
(SOFR + 0.45%)	(a)	4.75%	01/03/23	01/24/23	56,000,000	56,011,509
MACQUARIE BANK LTD
(SOFR + 0.37%)	(a)(c)	4.67%	01/03/23	01/25/23	2,000,000	2,000,333
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	(c)	4.99%		04/03/23	1,000,000	987,937
MIZUHO BANK LTD (SINGAPORE BRANCH)
	(c)	4.76%		02/08/23	15,000,000	14,926,083
	(c)	4.80%		02/09/23	15,000,000	14,924,133
	(c)	4.80%		02/17/23	2,000,000	1,987,758
	(c)	4.82%		02/28/23	10,000,000	9,923,583
	(c)	4.84%		02/28/23	1,000,000	992,358
	(c)	4.76%		03/07/23	1,000,000	991,389
NATIONAL AUSTRALIA BANK LTD
(SOFR + 0.55%)	(a)(c)	4.85%	01/03/23	02/01/23	12,000,000	12,004,285
NATIONAL BANK OF CANADA
(SOFR + 0.55%)	(a)(c)	4.85%	01/03/23	01/19/23	13,000,000	13,003,015
(SOFR + 0.45%)	(a)(c)	4.75%	01/03/23	02/17/23	17,000,000	17,004,885
	(c)	5.21%		06/07/23	1,700,000	1,663,480
SKANDINAVISKA ENSKILDA BANKEN AB
(SOFR + 0.51%)	(a)(c)	4.81%	01/03/23	03/15/23	3,000,000	3,001,199
(SOFR + 0.60%)	(a)(c)	4.90%	01/03/23	04/06/23	12,000,000	12,008,562
(SOFR + 0.72%)	(a)(c)	5.02%	01/03/23	06/01/23	1,000,000	1,001,675
(SOFR + 0.64%)	(a)(c)	4.94%	01/03/23	06/14/23	15,000,000	15,021,455
See financial notes
Schwab Variable Share Price Money Fund | Annual Report13

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)
	(c)	4.82%		02/21/23	8,000,000	7,948,166
	(c)	4.84%		03/08/23	16,000,000	15,864,363
SWEDBANK AB
(SOFR + 0.52%)	(a)	4.82%	01/03/23	02/10/23	3,000,000	3,001,063
(SOFR + 0.51%)	(a)	4.81%	01/03/23	04/12/23	57,000,000	57,027,753
UBS AG (LONDON BRANCH)
(SOFR + 0.58%)	(a)(c)	4.88%	01/03/23	01/12/23	3,000,000	3,000,038
(SOFR + 0.61%)	(a)(c)	4.91%	01/03/23	01/20/23	20,000,000	20,000,920
(SOFR + 0.50%)	(a)(c)	4.80%	01/03/23	02/16/23	5,000,000	5,000,132
(SOFR + 0.40%)	(a)(c)	4.70%	01/03/23	03/13/23	4,000,000	4,000,033
(SOFR + 0.68%)	(a)(c)	4.98%	01/03/23	04/20/23	5,000,000	5,004,451
(SOFR + 0.68%)	(a)(c)	4.98%	01/03/23	05/22/23	10,000,000	10,004,258
(SOFR + 0.62%)	(a)(c)	4.92%	01/03/23	06/14/23	10,000,000	10,003,877
UNITED OVERSEAS BANK LTD
(SOFR + 0.46%)	(a)(c)	4.76%	01/03/23	02/23/23	10,000,000	10,004,183
(SOFR + 0.40%)	(a)(c)	4.70%	01/03/23	03/29/23	32,000,000	32,014,904
WESTPAC BANKING CORP
(SOFR + 0.48%)	(a)(c)	4.78%		01/03/23	2,000,000	2,000,093
	(c)	5.24%		05/10/23	10,000,000	9,832,538
Total Financial Company Commercial Paper (Cost $554,049,484)						554,195,962

NON-FINANCIAL COMPANY COMMERCIAL PAPER 1.4% OF NET ASSETS
TOTALENERGIES CAPITAL CANADA LTD
	(b)(c)	4.35%		01/04/23	8,000,000	7,995,188
TOYOTA CREDIT CANADA INC
		5.18%		05/15/23	10,000,000	9,817,760
TOYOTA FINANCE AUSTRALIA LTD
		5.18%		05/16/23	5,000,000	4,908,610
TOYOTA MOTOR CREDIT CORP
(SOFR + 0.55%)	(a)	4.85%	01/03/23	05/16/23	45,000,000	45,035,906
Total Non-Financial Company Commercial Paper (Cost $67,720,584)						67,757,464

NON-NEGOTIABLE TIME DEPOSITS 5.0% OF NET ASSETS
ABN AMRO BANK NV
		4.32%		01/03/23	9,000,000	9,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)
		4.32%		01/04/23	32,000,000	32,000,000
		4.32%		01/05/23	74,000,000	74,000,000
		4.32%		01/06/23	14,000,000	14,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)
		4.32%		01/04/23	47,000,000	47,000,000
See financial notes
14Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CREDIT INDUSTRIEL ET COMMERCIAL
		4.34%		01/04/23	8,000,000	8,000,000
		4.34%		01/05/23	15,000,000	15,000,000
ROYAL BANK OF CANADA
		4.32%		01/03/23	40,000,000	40,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
		4.31%		01/03/23	3,000,000	3,000,000
TORONTO-DOMINION BANK/THE
		4.32%		01/03/23	1,000,000	1,000,000
Total Non-Negotiable Time Deposits (Cost $243,000,000)						243,000,000

VARIABLE RATE DEMAND NOTES 1.5% OF NET ASSETS
BRECKENRIDGE TERRACE LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	(d)	4.46%		01/06/23	1,000,000	1,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(d)	4.38%		01/06/23	2,000,000	2,000,000
CONNECTICUT STATE DEVELOPMENT AUTHORITY
RB (BRADLEY AIRPORT HOTEL) SERIES 2006B (LOC: TD BANK NA)	(d)	4.68%		01/06/23	3,790,000	3,790,000
GREYSHOE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.38%		01/06/23	1,000,000	1,000,000
HARTFORD HEALTHCARE CORP.
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(d)	4.38%		01/06/23	1,000,000	1,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	4.37%		01/06/23	1,000,000	1,000,000
J MACE MEEKS 2022 INSURANCE TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.38%		01/06/23	4,970,000	4,970,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	(d)	4.35%		01/06/23	985,000	985,000
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SOCIETE GENERALE SA)	(c)(d)	4.48%		01/06/23	1,000,000	1,000,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	4.48%		01/06/23	1,000,000	1,000,000
NUVEEN PREFERRED & INCOME OPPORTUNITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	4.48%		01/06/23	1,500,000	1,500,000
NUVEEN PREFERRED & INCOME SECURITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	(d)	4.48%		01/06/23	3,000,000	3,000,000
See financial notes
Schwab Variable Share Price Money Fund | Annual Report15

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	(c)(d)	4.48%		01/06/23	5,000,000	5,000,000
NUVEEN VARIABLE RATE PREFERRED & INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: TORONTO-DOMINION BANK/THE)	(c)(d)	4.49%		01/06/23	1,250,000	1,250,000
PHILIP BRYAN WISE 2022 TRUST IRREVOCABLE
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.38%		01/06/23	5,410,000	5,410,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(d)	4.39%		01/06/23	24,000,000	24,000,000
TAXABLE WATER REFUNDING RB SERIES 2022C2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	(d)	4.34%		01/06/23	10,000,000	10,000,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: UBS AG)	(d)	4.35%		01/06/23	2,000,000	2,000,000
WAELZ SUSTAINABLE PRODUCTS
TAXABLE NOTES SERIES 2022 (LOC: COMERICA BANK)	(d)	4.46%		01/06/23	2,000,000	2,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(d)	4.40%		01/06/23	1,000,000	1,000,000
Total Variable Rate Demand Notes (Cost $72,905,000)						72,905,000

OTHER INSTRUMENTS 1.1% OF NET ASSETS
BANK OF AMERICA NA
(SOFR + 0.50%)	(a)	4.80%	01/03/23	01/05/23	22,000,000	22,000,224
		5.25%		05/16/23	5,000,000	5,002,272
		5.35%		06/09/23	25,000,000	25,009,325
Total Other Instruments (Cost $52,000,000)						52,011,821

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 48.1% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 11.4%
BANCO SANTANDER SA
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	2,000,958	2,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,060,051, 2.00% - 6.50%, due 04/30/27 - 09/01/57)
BANK OF MONTREAL
Issued 11/30/22, repurchase date 01/30/23		4.21%		01/06/23	10,043,269	10,000,000
(Collateralized by U.S. Government Agency Securities valued at $10,373,390, 5.71% - 5.80%, due 05/20/72)
See financial notes
16Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BARCLAYS BANK PLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	12,005,733	12,000,000
(Collateralized by U.S. Government Agency Securities valued at $12,365,906, 2.50% - 3.00%, due 07/20/51 - 09/20/51)
BOFA SECURITIES INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	96,045,867	96,000,000
(Collateralized by U.S. Government Agency Securities valued at $98,880,001, 2.50%, due 04/01/51)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	17,008,122	17,000,000
(Collateralized by U.S. Government Agency Securities valued at $17,680,001, 2.50% - 6.50%, due 09/01/46 - 12/01/52)
FICC - BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	35,016,761	35,000,000
(Collateralized by U.S. Government Agency Securities valued at $36,050,001, 3.00% - 5.00%, due 06/01/51 - 12/01/52)
JP MORGAN SECURITIES LLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	145,069,278	145,000,000
(Collateralized by U.S. Government Agency Securities valued at $149,350,000, 1.75% - 5.50%, due 04/01/28 - 04/20/62)
MIZUHO SECURITIES USA LLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	3,001,433	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,029, 3.38%, due 08/15/42)
MUFG SECURITIES AMERICAS INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	1,000,478	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,050,000, 3.16% - 4.72%, due 11/25/27 - 05/25/47)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	23,010,989	23,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $23,460,479, 0.00% - 4.43%, due 01/05/23 - 08/01/32)
RBC DOMINION SECURITIES INC
Issued 12/28/22, repurchase date 01/04/23		4.30%		01/04/23	48,040,133	48,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $49,481,183, 1.50% - 6.00%, due 09/01/24 - 10/20/52)
ROYAL BANK OF CANADA
Issued 12/15/22, repurchase date 02/02/23		4.32%		01/06/23	157,414,480	157,000,000
(Collateralized by U.S. Treasury Securities valued at $161,081,703, 0.38%, due 09/30/27)
WELLS FARGO SECURITIES LLC
Issued 12/30/22, repurchase date 01/03/23		4.31%		01/03/23	5,002,394	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,202,490, 3.00%, due 05/01/51)
						554,000,000
See financial notes
Schwab Variable Share Price Money Fund | Annual Report17

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
U.S. TREASURY REPURCHASE AGREEMENTS 32.8%
BANK OF MONTREAL
Issued 12/08/22, repurchase date 01/25/23		4.28%		01/06/23	21,072,403	21,000,000
(Collateralized by U.S. Treasury Securities valued at $21,542,313, 2.88%, due 05/15/32)
BARCLAYS BANK PLC
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	10,082,204	10,077,389
(Collateralized by U.S. Treasury Securities valued at $10,283,919, 1.25%, due 11/30/26)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	1,530,731,000	1,530,000,000
(Collateralized by U.S. Treasury Securities valued at $1,530,731,026, 0.38% - 2.00%, due 05/31/24 - 08/15/24)
FICC - BANK OF NEW YORK
Issued 12/30/22, repurchase date 01/03/23		4.30%		01/03/23	41,019,589	41,000,000
(Collateralized by U.S. Treasury Securities valued at $41,820,045, 0.63%, due 07/15/32)
						1,602,077,389
OTHER REPURCHASE AGREEMENTS** 3.9%
BMO CAPITAL MARKETS CORP
Issued 12/28/22, repurchase date 01/04/23		4.41%		01/04/23	4,003,430	4,000,010
(Collateralized by U.S. Treasury Securities, common stocks,
ETFs, corporate bonds, asset backed securities, American
depositary receipts, or non-agency collateralized mortgage
obligations valued at $4,134,593, 0.38% - 7.30%, due
12/06/23 - 03/17/52)

BNP PARIBAS SA
Issued 12/28/22, repurchase date 01/04/23		4.42%		01/04/23	11,009,454	11,000,038
(Collateralized by U.S. Government Agency Securities and
common stocks, ETFs, corporate bonds, asset backed
securities, American depositary receipts, or non-agency
collateralized mortgage obligations valued at $12,043,590,
2.75% - 13.43%, due 07/15/27 - 12/31/00)

Issued 12/28/22, repurchase date 01/04/23		4.47%		01/04/23	13,011,299	12,999,818
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$14,958,862, 0.00% - 19.00%, due 07/15/26 - 12/31/00)

Issued 12/07/22, repurchase date 03/07/23		4.65%		02/03/23	5,037,458	4,998,124
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$5,817,020, 0.00% - 10.50%, due 06/15/26 - 12/31/00)

Issued 12/28/22, repurchase date 03/28/23		4.76%		02/03/23	6,029,353	5,998,034
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$7,018,356, 3.15% - 11.18%, due 09/15/23 - 12/31/00)

See financial notes
18Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BOFA SECURITIES INC
Issued 12/30/22, repurchase date 02/13/23	(a)	4.72%	01/03/23	02/03/23	13,059,656	13,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$14,950,001, 3.14%, due 12/12/36)
(SOFR + 0.42%)

Issued 12/30/22, repurchase date 02/13/23	(a)	4.72%	01/03/23	02/03/23	29,133,078	29,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$33,350,001, 3.00% - 5.10%, due 12/12/36 - 01/25/59)
(SOFR + 0.42%)

Issued 12/01/22, repurchase date 03/31/23	(a)	4.82%	01/03/23	03/30/23	8,127,462	7,989,813
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$8,640,000, 0.00%, due 01/01/49 - 12/31/00)
(SOFR + 0.52%)

JP MORGAN SECURITIES LLC
Issued 12/09/22, repurchase date 01/09/23	(a)	4.50%	01/03/23	01/09/23	23,089,125	22,996,977
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$26,516,920, 7.78% - 9.42%, due 06/16/25 - 08/15/39)
(SOFR + 0.20%)

Issued 12/15/22, repurchase date 06/13/23	(a)	4.72%	01/03/23	03/30/23	13,178,967	12,960,618
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$14,979,229, 10.45% - 12.58%, due 04/16/29 - 04/15/30)
(SOFR + 0.42%)

Issued 10/07/22, repurchase date 04/05/23	(a)	4.77%	01/03/23	03/30/23	26,599,430	26,023,157
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$30,186,060, 7.39%, due 11/27/28)
(SOFR + 0.47%)

MIZUHO SECURITIES USA LLC
Issued 12/30/22, repurchase date 01/03/23		4.42%		01/03/23	2,000,982	2,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$2,160,002, 0.00%, due 12/31/00)

Issued 12/13/22, repurchase date 01/13/23		4.47%		01/13/23	2,007,698	2,000,037
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$2,160,003, 0.00%, due 12/31/00)

See financial notes
Schwab Variable Share Price Money Fund | Annual Report19

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2022 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
RBC CAPITAL MARKETS LLC
Issued 12/28/22, repurchase date 01/04/23		4.42%		01/04/23	21,018,048	21,000,073
(Collateralized by U.S. Treasury Securities, common stocks,
ETFs, corporate bonds, asset backed securities, American
depositary receipts, or non-agency collateralized mortgage
obligations valued at $21,996,213, 1.90% - 6.60%, due
08/15/24 - 06/01/77)

WELLS FARGO SECURITIES LLC
Issued 11/07/22, repurchase date 05/08/23		4.86%		04/04/23	10,199,800	9,999,872
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$11,783,390, 4.13%, due 08/16/27)

Issued 12/14/22, repurchase date 06/12/23		5.16%		04/04/23	5,079,550	4,996,169
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$5,898,351, 1.58% - 7.83%, due 10/15/24 - 06/12/28)

						190,962,740
Total Repurchase Agreements (Cost $2,347,077,389)						2,347,040,129
Total Investments in Securities (Cost $4,738,672,375)						4,739,271,829

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 12/31/00.

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Credit-enhanced or liquidity-enhanced.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $629,968,971 or 12.9% of net assets.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

AUTH —	Authority
CNTY —	County
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
IDA —	Industrial development agency/authority
LIQ —	Liquidity agreement
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At December 31, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
20Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of December 31, 2022
Assets
Investments in securities, at value - unaffiliated (cost $2,391,594,986)		$2,392,231,700
Repurchase agreements, at value - unaffiliated (cost $2,347,077,389)		2,347,040,129
Cash		153,018,403
Receivables:
Fund shares sold		38,825,732
Interest		9,833,049
Prepaid expenses	+	86,721
Total assets		4,941,035,734

Liabilities
Payables:
Investments bought		49,955,472
Fund shares redeemed		6,218,602
Distributions to shareholders		5,854,278
Investment adviser and administrator fees		730,238
Independent trustees’ fees		280
Accrued expenses	+	228,148
Total liabilities		62,987,018
Net assets		$4,878,048,716

Net Assets by Source
Capital received from investors		$4,877,667,392
Total distributable earnings	+	381,324
Net assets		$4,878,048,716

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$4,878,048,716		4,876,400,438		$1.0003

See financial notes
Schwab Variable Share Price Money Fund | Annual Report21

Schwab Variable Share Price Money Fund
Statement of Operations

For the period January 1, 2022 through December 31, 2022
Investment Income
Interest received from securities - unaffiliated		$71,006,472

Expenses
Investment adviser and administrator fees		6,080,063
Registration fees		146,047
Portfolio accounting fees		125,834
Custodian fees		100,843
Professional fees		42,281
Independent trustees’ fees		31,127
Shareholder reports		13,794
Proxy fees[1]		5,501
Transfer agent fees		647
Other expenses	+	26,242
Total expenses		6,572,379
Expense reduction	–	753,630
Net expenses	–	5,818,749
Net investment income		65,187,723

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		59
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	666,153
Net realized and unrealized gains		666,212
Increase in net assets resulting from operations		$65,853,935

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).
See financial notes
22Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/22-12/31/22		1/1/21-12/31/21
Net investment income		$65,187,723	$926,704
Net realized gains		59	—
Net change in unrealized appreciation (depreciation)	+	666,153	(147,987)
Increase in net assets from operations		$65,853,935	$778,717

DISTRIBUTIONS TO SHAREHOLDERS
Ultra Shares		($65,187,807)	($926,619)

TRANSACTIONS IN FUND SHARES
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Ultra Shares		7,264,457,488	$7,265,359,260	2,658,354,756	$2,659,273,403
Shares Reinvested
Ultra Shares		51,928,344	51,938,149	754,181	754,443
Shares Redeemed
Ultra Shares	+	(5,132,357,237)	(5,133,058,389)	(3,379,601,026)	(3,380,780,910)
Net transactions in fund shares		2,184,028,595	$2,184,239,020	(720,492,089)	($720,753,064)

SHARES OUTSTANDING AND NET ASSETS
	1/1/22-12/31/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,692,371,843	$2,693,143,568	3,412,863,932	$3,414,044,534
Total increase (decrease)	+	2,184,028,595	2,184,905,148	(720,492,089)	(720,900,966)
End of period		4,876,400,438	$4,878,048,716	2,692,371,843	$2,693,143,568
See financial notes
Schwab Variable Share Price Money Fund | Annual Report23

Schwab Variable Share Price Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of
24Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and exchange-traded funds.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)— Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments)— Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2022, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
Schwab Variable Share Price Money Fund | Annual Report25

Schwab Variable Share Price Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
As of December 31, 2022, the fund had investments in repurchase agreements with a gross value of $2,347,040,129 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Delayed-Delivery and When-Issued Transactions: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Effective August 19, 2022, the fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
26Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Schwab Variable Share Price Money Fund | Annual Report27

Schwab Variable Share Price Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
28Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
During the period ended December 31, 2022, the fund waived a total of $753,630 in expenses: $487,832 was waived in accordance with the contractual expense limitation agreement and $265,798 was waived voluntarily.
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Schwab Variable Share Price Money Fund | Annual Report29

Schwab Variable Share Price Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to the Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of December 31, 2022:
Schwab Balanced Fund	0.3%
Schwab MarketTrack Balanced Portfolio	0.4%
Schwab MarketTrack Conservative Portfolio	0.2%
Schwab MarketTrack Growth Portfolio	0.6%
Schwab Monthly Income Fund - Flexible Payout	0.0%*
Schwab Monthly Income Fund - Income Payout	0.0%*
Schwab Monthly Income Fund - Target Payout	0.0%*
Schwab Target 2010 Fund	0.0%*
Schwab Target 2015 Fund	0.0%*
Schwab Target 2020 Fund	0.2%
Schwab Target 2025 Fund	0.3%
Schwab Target 2030 Fund	0.3%
Schwab Target 2035 Fund	0.1%
Schwab Target 2040 Fund	0.1%
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.2%
Schwab Target 2030 Index Fund	0.2%
Schwab Target 2035 Index Fund	0.1%
Schwab Target 2040 Index Fund	0.0%*
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2022, the fund’s purchases and sales of securities with other funds in the Fund Complex was $0 and $50,973,843, respectively, and includes realized gains of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
30Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Financial Notes (continued)

 5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2022, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$4,738,672,375	$854,744	($255,290)	$599,454
As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$599,454	($218,130)	$381,324
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the fund had capital loss carryforwards of $218,130.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$65,187,807	$926,619
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Schwab Variable Share Price Money Fund | Annual Report31

Schwab Variable Share Price Money Fund
Financial Notes (continued)

7. Federal Income Taxes (continued):
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
32Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Variable Share Price Money Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Variable Share Price Money Fund (the “Fund”), one of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Variable Share Price Money Fund | Annual Report33

Schwab Variable Share Price Money Fund
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2022, the fund designates 97.71% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
34Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
Schwab Variable Share Price Money Fund | Annual Report35

Schwab Variable Share Price Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
36Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

Schwab Variable Share Price Money Fund | Annual Report37

Schwab Variable Share Price Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
38Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
American depositary receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
Schwab Variable Share Price Money Fund | Annual Report39

Schwab Variable Share Price Money Fund
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
40Schwab Variable Share Price Money Fund | Annual Report

Notes

Notes

Notes

Schwab Variable Share Price Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR95515-06
00282285

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a)Audit Fees[1]		(b)Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2022	Fiscal Year 2021	Fiscal Year 2022	Fiscal Year 2021
$343,000	$343,000	$0	$0	$31,000	$31,000	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2022: $3,031,117                             2021: $3,088,431

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 16, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	February 16, 2023